UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number          811-22019
                                       -------------------


                  First Trust Exchange-Traded AlphaDEX(R) Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     630-765-8000
                                                     -------------------

Date of fiscal year end:        July 31
                          -------------------

Date of reporting period:    April 30, 2009
                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.7%
            COMMERCIAL SERVICES & SUPPLIES
               --2.7%
       301  Brink's (The) Co.                    $     8,533
       644  Cintas Corp.                              16,525
       804  Copart, Inc. (b)                          25,238
     1,861  Corrections Corp. of America (b)          26,296
     1,076  Iron Mountain, Inc. (b)                   30,655
                                                 -----------
                                                     107,247
                                                 -----------
            DISTRIBUTORS -- 1.7%
       533  Genuine Parts Co.                         18,101
     2,786  LKQ Corp. (b)                             47,306
                                                 -----------
                                                      65,407
                                                 -----------
            DIVERSIFIED CONSUMER SERVICES --
               5.2%
       407  Apollo Group, Inc., Class A (b)           25,621
       660  DeVry, Inc.                               28,090
       873  H&R Block, Inc.                           13,217
       992  Hillenbrand, Inc.                         18,035
       328  ITT Educational Services, Inc. (b)        33,053
     9,112  Service Corp. International               41,277
       133  Strayer Education, Inc.                   25,191
       857  Weight Watchers International,
               Inc.                                   21,322
                                                 -----------
                                                     205,806
                                                 -----------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS --
               1.3%
     1,825  Tech Data Corp. (b)                       52,542
                                                 -----------
            FOOD & STAPLES RETAILING -- 1.8%
       498  BJ's Wholesale Club, Inc. (b)             16,603
       514  Costco Wholesale Corp.                    24,980
       611  Wal-Mart Stores, Inc.                     30,795
                                                 -----------
                                                      72,378
                                                 -----------
            HOTELS, RESTAURANTS & LEISURE --
               18.4%
     2,132  Boyd Gaming Corp.                         19,593
     2,632  Brinker International, Inc.               46,639
     1,385  Burger King Holdings, Inc.                22,631
     1,472  Carnival Corp.                            39,567
       479  Chipotle Mexican Grill, Inc.,
               Class A (b)                            38,842
       616  Choice Hotels International, Inc.         18,437
     1,160  Darden Restaurants, Inc.                  42,885
     1,442  International Speedway Corp.,
               Class A                                34,147
     6,001  Interval Leisure Group, Inc. (b)          48,068
       486  Marriott International, Inc.,
               Class A                                11,450
       290  McDonald's Corp.                          15,454
    17,062  MGM MIRAGE (b)                           142,980


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
     5,818  Orient-Express Hotels Ltd., Class A  $    37,642
       711  Panera Bread Co., Class A (b)             39,823
       987  Penn National Gaming, Inc. (b)            33,578
     4,963  Royal Caribbean Cruises Ltd.              73,105
     2,147  Starbucks Corp. (b)                       31,046
       315  Tim Hortons, Inc.                          7,651
       578  Yum! Brands, Inc.                         19,276
                                                 -----------
                                                     722,814
                                                 -----------
            HOUSEHOLD DURABLES -- 4.9%
       756  Black & Decker (The) Corp.                30,467
       374  Garmin Ltd.                                9,421
       627  Jarden Corp. (b)                          12,603
     1,224  Leggett & Platt, Inc.                     17,576
     1,266  Snap-on, Inc.                             42,943
       820  Stanley Works (The)                       31,184
     1,075  Whirlpool Corp.                           48,547
                                                 -----------
                                                     192,741
                                                 -----------
            HOUSEHOLD PRODUCTS -- 0.4%
       345  Kimberly-Clark Corp.                      16,953
                                                 -----------
            INTERNET & CATALOG RETAIL -- 5.3%
       541  Amazon.com, Inc. (b)                      43,561
     1,547  HSN, Inc. (b)                             10,690
    10,966  Liberty Media Corp. - Interactive,
               Class A (b)                            58,120
       402  Priceline.com, Inc. (b)                   39,030
    10,772  Ticketmaster Entertainment, Inc. (b)      56,661
                                                 -----------
                                                     208,062
                                                 -----------
            INTERNET SOFTWARE & SERVICES --
               1.3%
       633  eBay, Inc. (b)                            10,426
     2,610  IAC/InterActiveCorp (b)                   41,812
                                                 -----------
                                                      52,238
                                                 -----------
            IT SERVICES -- 3.0%
       867  Accenture Ltd., Class A                   25,516
       451  Automatic Data Processing, Inc.           15,875
     3,590  Genpact Ltd. (b)                          32,167
       801  Hewitt Associates, Inc., Class A (b)      25,119
       310  Paychex, Inc.                              8,373
       633  Western Union Co.                         10,603
                                                 -----------
                                                     117,653
                                                 -----------
            LEISURE EQUIPMENT & PRODUCTS -- 1.0%
       634  Hasbro, Inc.                              16,902
     1,379  Mattel, Inc.                              20,630
                                                 -----------
                                                      37,532
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MEDIA -- 9.4%
     1,749  Comcast Corp., Class A               $    27,039
     1,744  CTC Media, Inc. (b)                       13,673
     1,396  DIRECTV Group (The), Inc. (b)             34,523
       716  DISH Network Corp., Class A (b)            9,487
       367  DreamWorks Animation SKG, Inc.,
               Class A (b)                             8,812
     5,790  Interpublic Group of Cos (The),
               Inc. (b)                               36,245
       267  John Wiley & Sons, Inc., Class A           9,051
     1,092  Liberty Global, Inc., Class A (b)         18,007
     1,139  Liberty Media Corp. - Capital
               Series A (b)                           13,326
       696  McGraw-Hill (The) Cos., Inc.              20,984
     1,911  Meredith Corp.                            47,928
     1,759  New York Times (The) Co.,
                Class A                                9,463
       680  Omnicom Group, Inc.                       21,400
    45,431  Sirius XM Radio, Inc. (b)                 17,691
       915  Viacom, Inc., Class B (b)                 17,605
     1,751  Walt Disney (The) Co.                     38,347
     3,383  Warner Music Group Corp. (b)              18,201
        22  Washington Post (The) Co.,
                Class B                                9,209
                                                 -----------
                                                     370,991
                                                 -----------
            MULTILINE RETAIL -- 11.1%
     1,913  Big Lots, Inc. (b)                        52,875
       893  Dollar Tree, Inc. (b)                     37,810
     1,191  Family Dollar Stores, Inc.                39,529
     1,584  J. C. Penney Co., Inc.                    48,613
       752  Kohl's Corp. (b)                          34,103
     4,466  Macy's, Inc.                              61,095
       475  Nordstrom, Inc.                           10,749
    17,006  Saks, Inc. (b)                            88,601
       521  Sears Holdings Corp. (b)                  32,547
       694  Target Corp.                              28,635
                                                 -----------
                                                     434,557
                                                 -----------
            PERSONAL PRODUCTS -- 0.8%
     1,055  Alberto-Culver Co.                        23,516
       323  Estee Lauder (The) Cos., Inc.,
               Class A                                 9,658
                                                 -----------
                                                      33,174
                                                 -----------
            PROFESSIONAL SERVICES -- 1.8%
       482  FTI Consulting, Inc. (b)                  26,452
       757  Manpower, Inc.                            32,619
       446  Robert Half International, Inc.           10,713
                                                 -----------
                                                      69,784
                                                 -----------
            ROAD & RAIL -- 2.0%
    17,474  Avis Budget Group, Inc. (b)               36,521


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ROAD & RAIL (CONTINUED)
     6,069  Hertz Global Holdings, Inc. (b)      $    41,269
                                                 -----------
                                                      77,790
                                                 -----------
            SPECIALTY RETAIL -- 22.7%
       335  Abercrombie & Fitch Co., Class A           9,065
       968  Advance Auto Parts, Inc.                  42,350
     2,599  American Eagle Outfitters, Inc.           38,517
       245  AutoZone, Inc. (b)                        40,766
     1,116  Barnes & Noble, Inc.                      29,150
       964  Bed Bath & Beyond, Inc. (b)               29,325
     1,047  Best Buy Co., Inc.                        40,184
     2,557  CarMax, Inc. (b)                          32,627
     1,671  Dick's Sporting Goods, Inc. (b)           31,749
     3,035  Foot Locker, Inc.                         36,086
     1,418  GameStop Corp., Class A (b)               42,767
     1,837  Gap (The), Inc.                           28,547
     1,132  Guess?, Inc.                              29,477
       337  Home Depot (The), Inc.                     8,870
     1,828  Limited Brands, Inc.                      20,876
     1,307  Lowe's Cos., Inc.                         28,100
     1,136  O'Reilly Automotive, Inc. (b)             44,134
     1,896  PetSmart, Inc.                            43,380
     3,712  RadioShack Corp.                          52,265
     1,108  Ross Stores, Inc.                         42,037
     3,471  Signet Jewelers Ltd.                      55,085
     2,195  Staples, Inc.                             45,261
       368  Tiffany & Co.                             10,650
     1,240  TJX (The) Cos., Inc.                      34,683
       971  Urban Outfitters, Inc. (b)                18,925
     3,944  Williams-Sonoma, Inc.                     55,216
                                                 -----------
                                                     890,092
                                                 -----------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 2.7%
       477  Coach, Inc.                               11,686
       338  NIKE, Inc., Class B                       17,735
     1,402  Phillips-Van Heusen Corp.                 40,700
       377  Polo Ralph Lauren Corp.                   20,298
       280  VF Corp.                                  16,596
                                                 -----------
                                                     107,015
                                                 -----------
            TRADING COMPANIES &
               DISTRIBUTORS -- 2.2%
       494  Fastenal Co.                              18,950
       255  MSC Industrial Direct Co., Inc.,
               Class A                                10,417
     2,194  WESCO International, Inc. (b)             57,044
                                                 -----------
                                                      86,411
                                                 -----------


            TOTAL COMMON STOCKS -- 99.7%
             (Cost $4,092,864)                     3,921,187


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            MONEY MARKET FUND -- 1.0%
    37,371  Morgan Stanley Institutional
             Treasury Money Market Fund-
             0.05% (c)
             (Cost $37,371)                      $    37,371
                                                 -----------

            TOTAL INVESTMENTS -- 100.7%
             (Cost $4,130,235) (d)                 3,958,558
            NET OTHER ASSETS AND
              LIABILITIES -- (0.7)%                  (28,136)
                                                 -----------
            NET ASSETS -- 100.0%                 $ 3,930,422
                                                 ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $153,457 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $325,134.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments            $ 3,958,558
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                            $ 3,958,558
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            BEVERAGES -- 14.9%
     3,080  Coca-Cola (The) Co.                  $   132,594
    10,967  Hansen Natural Corp. (b)                 447,015
     3,949  Molson Coors Brewing Co., Class
               B                                     151,049
    13,733  PepsiAmericas, Inc.                      337,420
     2,630  PepsiCo, Inc.                            130,869
                                                 -----------
                                                   1,198,947
                                                 -----------
            FOOD & STAPLES RETAILING --
               27.8%
    14,362  CVS Caremark Corp.                       456,424
    12,759  Kroger (The) Co.                         275,850
    13,409  Safeway, Inc.                            264,828
    11,874  Sysco Corp.                              277,020
    15,209  Walgreen Co.                             478,019
    23,501  Whole Foods Market, Inc.                 487,176
                                                 -----------
                                                   2,239,317
                                                 -----------
            FOOD PRODUCTS -- 27.5%
     2,474  Campbell Soup Co.                         63,631
     4,012  ConAgra Foods, Inc.                       71,012
    21,838  Dean Foods Co. (b)                       452,047
    32,496  Del Monte Foods Co.                      245,345
     2,714  General Mills, Inc.                      137,573
     2,047  H.J. Heinz Co.                            70,458
     6,817  Hershey (The) Co.                        246,366
     2,134  Hormel Foods Corp.                        66,773
     6,356  J.M. Smucker (The) Co.                   250,426
     1,848  Kellogg Co.                               77,819
     8,011  McCormick & Co., Inc.                    235,924
    28,832  Tyson Foods, Inc., Class A               303,889
                                                 -----------
                                                   2,221,263
                                                 -----------
            HOUSEHOLD PRODUCTS -- 11.6%
     5,184  Church & Dwight Co., Inc.                282,062
     5,259  Clorox (The) Co.                         294,767
     2,295  Colgate-Palmolive Co.                    135,405
     2,724  Energizer Holdings, Inc. (b)             156,085
     1,437  Procter & Gamble (The) Co.                71,045
                                                 -----------
                                                     939,364
                                                 -----------
            PERSONAL PRODUCTS -- 9.0%
    28,042  NBTY, Inc. (b)                           726,568
                                                 -----------
            TOBACCO -- 9.1%
     8,450  Altria Group, Inc.                       137,989
     4,385  Lorillard, Inc.                          276,825
     1,902  Philip Morris International, Inc.         68,852
     6,610  Reynolds American, Inc.                  251,048
                                                 -----------
                                                     734,714
                                                 -----------


            TOTAL COMMON STOCKS -- 99.9%
             (Cost $7,888,898)                     8,060,173


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            MONEY MARKET FUND -- 0.4%
    33,815  Morgan Stanley Institutional
             Treasury Money Market Fund-
               0.05% (c)
              (Cost $33,815)                     $    33,815
                                                 -----------

            TOTAL INVESTMENTS -- 100.3%
              (Cost $7,922,713) (d)                8,093,988
            NET OTHER ASSETS AND
              LIABILITIES -- (0.3)%                  (27,040)
                                                 -----------
            NET ASSETS -- 100.0%                 $ 8,066,948
                                                 ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $522,205 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $350,930.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments            $ 8,093,988
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                            $ 8,093,988
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            ELECTRICAL EQUIPMENT -- 1.3%
       481  First Solar, Inc. (b)                $    90,086
                                                 -----------
            ENERGY EQUIPMENT & SERVICES --
               47.5%
     1,924  Atwood Oceanics, Inc. (b)                 42,944
     1,118  Baker Hughes, Inc.                        39,778
    17,494  BJ Services Co.                          242,992
     2,910  Cameron International Corp. (b)           74,438
     1,015  Diamond Offshore Drilling, Inc.           73,496
     5,775  Dresser-Rand Group, Inc. (b)             142,238
     6,593  ENSCO International, Inc.                186,450
     3,052  FMC Technologies, Inc. (b)               104,470
     8,310  Global Industries Ltd. (b)                53,766
     2,063  Halliburton Co.                           41,714
     7,645  Helmerich & Payne, Inc.                  235,619
    60,440  Key Energy Services, Inc. (b)            265,331
    17,424  Nabors Industries Ltd. (b)               265,019
     2,223  National Oilwell Varco, Inc. (b)          67,312
     1,731  Oceaneering International, Inc. (b)       78,882
    12,971  Oil States International, Inc. (b)       245,152
    19,427  Patterson-UTI Energy, Inc.               246,917
     9,681  Pride International, Inc. (b)            219,759
    14,542  Rowan Cos., Inc.                         227,001
       785  Schlumberger Ltd.                         38,457
     2,189  SEACOR Holdings, Inc. (b)                143,861
     1,486  Smith International, Inc.                 38,413
     8,320  Unit Corp. (b)                           227,053
                                                 -----------
                                                   3,301,062
                                                 -----------
            GAS UTILITIES -- 1.0%
     2,037  EQT Corp.                                 68,504
                                                 -----------
            METALS & MINING -- 0.5%
     1,395  Walter Energy, Inc.                       31,806
                                                 -----------
            OIL, GAS & CONSUMABLE FUELS --
               49.7%
     3,596  Alpha Natural Resources, Inc. (b)         73,646
     3,282  Anadarko Petroleum Corp.                 141,323
       996  Apache Corp.                              72,568
     4,062  Cabot Oil & Gas Corp.                    122,632
     5,612  Chesapeake Energy Corp.                  110,612
     1,898  Chevron Corp.                            125,458
     2,692  CNX Gas Corp. (b)                         69,319
     1,264  CONSOL Energy, Inc.                       39,538
     3,009  Continental Resources, Inc. (b)           70,260
     4,295  Denbury Resources, Inc. (b)               69,923
     7,480  Encore Acquisition Co. (b)               218,341
     2,331  EOG Resources, Inc.                      147,972
     1,406  Exxon Mobil Corp.                         93,738
     2,224  Foundation Coal Holdings, Inc.            36,118
     7,486  Frontier Oil Corp.                        95,147
     1,766  Hess Corp.                                96,759
     6,021  Holly Corp.                              126,200
     4,856  Marathon Oil Corp.                       144,223


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
     4,118  Mariner Energy, Inc. (b)             $    46,863
     2,139  Murphy Oil Corp.                         102,052
     1,406  Newfield Exploration Co. (b)              43,839
     1,777  Noble Energy, Inc.                       100,845
     1,720  Occidental Petroleum Corp.                96,819
     2,549  Peabody Energy Corp.                      67,268
     6,638  Petrohawk Energy Corp. (b)               156,657
     7,751  Pioneer Natural Resources Co.            179,203
     2,325  Range Resources Corp.                     92,930
     4,843  SandRidge Energy, Inc. (b)                39,519
     4,300  Southwestern Energy Co. (b)              154,198
     9,649  St. Mary Land & Exploration Co.          172,428
     3,616  Sunoco, Inc.                              95,860
     9,476  Tesoro Corp.                             144,509
     3,127  XTO Energy, Inc.                         108,382
                                                 -----------
                                                   3,455,149
                                                 -----------


            TOTAL COMMON STOCKS -- 100.0%
             (Cost $7,700,893)                     6,946,607

            MONEY MARKET FUND -- 0.5%
    32,486  Morgan Stanley Institutional
             Treasury Money Market Fund-
               0.05% (c)
              (Cost $32,486)                          32,486
                                                 -----------

            TOTAL INVESTMENTS -- 100.5%
              (Cost $7,733,379) (d)                6,979,093
            NET OTHER ASSETS AND
              LIABILITIES -- (0.5)%                  (35,106)
                                                 -----------
            NET ASSETS -- 100.0%                 $ 6,943,987
                                                 ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $192,479 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $946,765.


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments            $ 6,979,093
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                            $ 6,979,093
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            CAPITAL MARKETS -- 13.6%
       596  Ameriprise Financial, Inc.           $    15,705
       433  Bank of New York Mellon (The)
               Corp.                                  11,033
       187  BlackRock, Inc.                           27,399
     1,576  Charles Schwab (The) Corp.                29,124
    38,181  E*TRADE Financial Corp. (b)               54,599
     1,070  Eaton Vance Corp.                         29,286
     2,195  Federated Investors, Inc., Class B        50,222
       907  Franklin Resources, Inc.                  54,855
       460  Goldman Sachs Group (The), Inc.           59,110
     3,526  Invesco Ltd.                              51,903
     1,915  Investment Technology Group, Inc. (b)     43,624
     9,503  Janus Capital Group, Inc.                 95,315
     1,289  Lazard Ltd., Class A                      35,190
    14,940  MF Global Ltd. (b)                        91,134
     2,146  Morgan Stanley                            50,731
       817  Northern Trust Corp.                      44,412
     1,925  Raymond James Financial, Inc.             30,203
     1,231  State Street Corp.                        42,014
     2,746  TD Ameritrade Holding Corp. (b)           43,689
     2,705  Waddell & Reed Financial, Inc.,
               Class A                                60,619
                                                 -----------
                                                     920,167
                                                 -----------
            COMMERCIAL BANKS -- 13.7%
     2,455  Associated Banc-Corp.                     37,979
       587  BancorpSouth, Inc.                        13,648
       741  Bank of Hawaii Corp.                      26,039
     3,735  BB&T Corp.                                87,175
       353  BOK Financial Corp.                       13,294
    10,015  CapitalSource, Inc.                       30,946
       724  City National Corp.                       26,498
     2,071  Comerica, Inc.                            43,450
       260  Cullen/Frost Bankers, Inc.                12,243
     4,185  Fifth Third Bancorp                       17,159
       288  First Citizens BancShares, Inc.,
               Class A                                34,465
     1,843  Fulton Financial Corp.                    12,182
    38,070  Huntington Bancshares, Inc.              106,215
     1,553  KeyCorp                                    9,551
     1,080  M&T Bank Corp.                            56,646
     1,295  PNC Financial Services Group, Inc.        51,412
     5,605  Popular, Inc.                             16,030
     5,383  SunTrust Banks, Inc.                      77,731
     3,760  Synovus Financial Corp.                   12,145
     3,224  TCF Financial Corp.                       44,846
     2,596  U.S. Bancorp                              47,299
     2,875  Webster Financial Corp.                   15,036
     1,716  Wells Fargo & Co.                         34,337
     4,268  Whitney Holding Corp.                     51,045
     1,261  Wilmington Trust Corp.                    18,297


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
     2,486  Zions Bancorporation                 $    27,172
                                                 -----------
                                                     922,840
                                                 -----------
            CONSUMER FINANCE -- 5.0%
     3,586  American Express Co.                      90,439
     4,170  AmeriCredit Corp. (b)                     42,409
     3,993  Capital One Financial Corp.               66,843
    10,015  Discover Financial Services               81,422
     2,468  SLM Corp. (b)                             11,920
       873  Student Loan (The) Corp.                  42,044
                                                 -----------
                                                     335,077
                                                 -----------
            DIVERSIFIED FINANCIAL SERVICES --
               6.3%
     9,267  Bank of America Corp.                     82,754
    22,174  CIT Group, Inc.                           49,226
     4,829  Citigroup, Inc.                           14,728
       198  CME Group, Inc.                           43,827
       656  IntercontinentalExchange, Inc. (b)        57,466
     1,426  JPMorgan Chase & Co.                      47,058
     1,654  Moody's Corp.                             48,826
     2,242  MSCI, Inc., Class A (b)                   47,060
     1,937  NASDAQ OMX Group, (The), Inc.  (b)        37,249
                                                 -----------
                                                     428,194
                                                 -----------
            INSURANCE -- 22.8%
        45  Alleghany Corp. (b)                       11,415
     1,285  Allied World Assurance Holdings
               Ltd.                                   47,725
     3,937  American Financial Group, Inc.            69,212
       466  American National Insurance Co.           31,627
       704  Arch Capital Group Ltd. (b)               40,677
     1,437  Arthur J. Gallagher & Co.                 32,304
     2,902  Assurant, Inc.                            70,925
     2,168  Axis Capital Holdings Ltd.                53,420
     2,585  Brown & Brown, Inc.                       50,304
     1,154  Chubb (The) Corp.                         44,948
     2,137  Cincinnati Financial Corp.                51,181
     2,667  CNA Financial Corp.                       31,924
    13,280  Conseco, Inc. (b)                         21,248
     1,521  Endurance Specialty Holdings Ltd.         39,789
       715  Erie Indemnity Co., Class A               25,254
       922  First American Corp.                      25,890
    12,861  Genworth Financial, Inc., Class A         30,352
     1,316  Hanover Insurance Group, Inc.             39,454
     1,557  Hartford Financial Services Group
               (The), Inc.                            17,859
     1,940  HCC Insurance Holdings, Inc.              46,405
     9,447  Lincoln National Corp.                   106,184
       553  Loews Corp.                               13,764
     2,146  MetLife, Inc.                             63,844
       197  PartnerRe Ltd.                            13,433


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
     7,726  Principal Financial Group, Inc.      $   126,243
     4,655  Protective Life Corp.                     39,893
       642  Prudential Financial, Inc.                18,541
       755  Reinsurance Group of America, Inc.        24,001
     2,774  StanCorp Financial Group, Inc.            76,091
     2,409  Torchmark Corp.                           70,656
       685  Transatlantic Holdings, Inc.              25,982
     1,203  Travelers (The) Cos., Inc.                49,491
     1,748  Unitrin, Inc.                             29,716
     3,909  Unum Group                                63,873
     1,681  W.R. Berkley Corp.                        40,193
                                                 -----------
                                                   1,543,818
                                                 -----------
            IT SERVICES -- 8.6%
       662  Alliance Data Systems Corp. (b)           27,718
     3,395 Broadridge Financial Solutions, Inc. 65,693 3,473 Fidelity National Information
               Services, Inc.                         61,993
     1,734  Fiserv, Inc. (b)                          64,713
     1,892  Global Payments, Inc.                     60,657
     1,239  Lender Processing Services, Inc.          35,510
       377  MasterCard, Inc., Class A                 69,161
     3,166  Metavante Technologies, Inc. (b)          74,686
     3,539  Total System Services, Inc.               44,131
     1,136  Visa, Inc., Class A                       73,795
                                                 -----------
                                                     578,057
                                                 -----------
            MEDIA -- 0.6%
     1,110  Morningstar, Inc. (b)                     44,034
                                                 -----------
            PROFESSIONAL SERVICES -- 1.6%
       635  Dun & Bradstreet (The) Corp.              51,689
     1,999  Equifax, Inc.                             58,291
                                                 -----------
                                                     109,980
                                                 -----------
            REAL ESTATE INVESTMENT TRUSTS --
               22.2%
     1,042  Alexandria Real Estate Equities, Inc.     38,012
       848  AMB Property Corp.                        16,188
       881  Annaly Capital Management, Inc.           12,396
    13,305  Brandywine Realty Trust                   82,358
     1,245  BRE Properties, Inc.                      30,590
    26,778  CBL & Associates Properties, Inc.        212,617
    11,472  Developers Diversified Realty Corp.       47,379
     1,905  Digital Realty Trust, Inc.                68,599
     5,131  Douglas Emmett, Inc.                      49,104
     8,885  Duke Realty Corp.                         86,806
     1,369  HCP, Inc.                                 30,049
       399  Health Care REIT, Inc.                    13,594
     5,266  Hospitality Properties Trust              64,456


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
    16,122  Host Hotels & Resorts, Inc.          $   123,978
    19,811  HRPT Properties Trust                     85,385
     4,348  iStar Financial, Inc.                     14,653
     1,422  Kilroy Realty Corp.                       30,630
     6,414  Kimco Realty Corp.                        77,096
     1,290  Liberty Property Trust                    31,399
     1,234  Mack-Cali Realty Corp.                    33,145
     1,101  Nationwide Health Properties, Inc.        27,184
     3,760  ProLogis                                  34,254
       686  Public Storage                            45,866
     1,255  Rayonier, Inc.                            48,468
       459  Regency Centers Corp.                     17,190
     4,525  SL Green Realty Corp.                     79,911
       541  Ventas, Inc.                              15,494
       367  Vornado Realty Trust                      17,943
     3,983  Weingarten Realty Investors               61,896
                                                 -----------
                                                   1,496,640
                                                 -----------
            ROAD & RAIL -- 0.9%
     2,233  Ryder System, Inc.                        61,832
                                                 -----------
            SOFTWARE -- 1.0%
     1,265  FactSet Research Systems, Inc.            67,791
                                                 -----------
            THRIFTS & MORTGAGE FINANCE --
               2.2%
     4,126  Astoria Financial Corp.                   34,081
     1,003  Capitol Federal Financial                 39,077
    16,077  Freddie Mac                               12,701
     2,090  Hudson City Bancorp, Inc.                 26,250
     1,094  New York Community Bancorp, Inc.          12,373
     1,839  Washington Federal, Inc.                  23,870
                                                 -----------
                                                     148,352
                                                 -----------
            TRADING COMPANIES &
               DISTRIBUTORS -- 1.4%
     3,124  GATX Corp.                                94,064
                                                 -----------
            TOTAL COMMON STOCKS -- 99.9%
             (Cost $7,541,096)                     6,750,846

            MONEY MARKET FUND -- 0.5%
    31,600  Morgan Stanley Institutional
             Treasury Money Market Fund-
             0.05% (c)
             (Cost $31,600)                          31,600
                                                 -----------

            TOTAL INVESTMENTS -- 100.4%
              (Cost $7,572,696) (d)                6,782,446
            NET OTHER ASSETS AND
              LIABILITIES -- (0.4)%                  (26,547)
                                                 -----------
            NET ASSETS -- 100.0%                 $ 6,755,899
                                                 ===========


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $323,380 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,113,630.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments            $ 6,782,446
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                            $ 6,782,446
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.1%
            BIOTECHNOLOGY -- 5.3%
     1,134  Amgen, Inc. (b)                      $    54,965
     5,771  Biogen Idec, Inc. (b)                    278,970
     1,650  Cephalon, Inc. (b)                       108,257
       946  Genzyme Corp. (b)                         50,450
     3,918  Gilead Sciences, Inc. (b)                179,444
                                                 -----------
                                                     672,086
                                                 -----------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 23.4%
     1,097  Baxter International, Inc.                53,205
     4,405  Beckman Coulter, Inc.                    231,527
     1,671  Becton, Dickinson and Co.                101,062
     1,409  C. R. Bard, Inc.                         100,927
     4,250  Cooper (The) Cos., Inc.                  122,187
     2,092  DENTSPLY International, Inc.              59,873
     4,989  Edwards Lifesciences Corp. (b)           316,203
     4,930  Gen-Probe, Inc. (b)                      237,429
    30,587  Hill-Rom Holdings, Inc.                  397,019
     4,292  Hologic, Inc. (b)                         63,779
     5,881  Hospira, Inc. (b)                        193,308
     1,625  IDEXX Laboratories, Inc. (b)              63,863
    11,360  Inverness Medical Innovations,
               Inc. (b)                              366,814
     5,320  Kinetic Concepts, Inc. (b)               131,723
     3,179  ResMed, Inc. (b)                         122,233
     6,185  St. Jude Medical, Inc. (b)               207,321
     4,973  Zimmer Holdings, Inc. (b)                218,762
                                                 -----------
                                                   2,987,235
                                                 -----------
            HEALTH CARE PROVIDERS &
               SERVICES -- 40.1%
     2,309  Aetna, Inc.                               50,821
     9,262  AmerisourceBergen Corp.                  311,574
     3,569  Cardinal Health, Inc.                    120,597
     3,194  CIGNA Corp.                               62,954
    14,649  Community Health Systems, Inc. (b)       334,583
    23,378  Coventry Health Care, Inc. (b)           371,944
     2,557  DaVita, Inc. (b)                         118,568
    70,350  Health Management Associates,
               Inc., Class A (b)                     328,535
    12,535  Health Net, Inc. (b)                     181,005
     7,561  Henry Schein, Inc. (b)                   310,303
     8,616  Humana, Inc. (b)                         247,969
     1,921  Laboratory Corp. of America
               Holdings (b)                          123,232
    10,773  LifePoint Hospitals, Inc. (b)            278,482
    10,308  Lincare Holdings, Inc. (b)               248,732
     5,180  McKesson Corp.                           191,660
     7,317  Medco Health Solutions, Inc. (b)         318,655
     6,159  MEDNAX, Inc. (b)                         221,108
     9,176  Omnicare, Inc.                           235,915
     4,733  Quest Diagnostics, Inc.                  242,945


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS &
               SERVICES (CONTINUED)
     5,368  UnitedHealth Group, Inc.             $   126,255
     4,734  Universal Health Services, Inc.,
               Class B                               238,594
     9,965  VCA Antech, Inc. (b)                     249,324
     4,780  WellPoint, Inc. (b)                      204,393
                                                 -----------
                                                   5,118,148
                                                 -----------
            HEALTH CARE TECHNOLOGY -- 5.9%
     6,880  Cerner Corp. (b)                         370,144
    29,228  HLTH Corp. (b)                           321,508
     4,505  IMS Health, Inc.                          56,583
                                                 -----------
                                                     748,235
                                                 -----------
            INTERNET SOFTWARE & SERVICES --
               1.0%
     5,039  WebMD Health Corp., Class A (b)          130,057
                                                 -----------
            LIFE SCIENCES TOOLS & SERVICES
               -- 7.7%
     8,123  Illumina, Inc. (b)                       303,394
     6,919  Life Technologies Corp. (b)              258,079
     3,162  Millipore Corp. (b)                      186,874
     8,799  PerkinElmer, Inc.                        128,201
     1,027  TECHNE Corp.                              58,765
     1,575  Thermo Fisher Scientific, Inc. (b)        55,251
                                                 -----------
                                                     990,564
                                                 -----------
            PHARMACEUTICALS -- 16.7%
     2,356  Abbott Laboratories                       98,599
     4,705  Allergan, Inc.                           219,535
    10,252  Bristol-Myers Squibb Co.                 196,838
    10,266  Endo Pharmaceuticals Holdings,
               Inc. (b)                              169,800
     8,265  Forest Laboratories, Inc. (b)            179,268
     1,068  Johnson & Johnson                         55,920
     4,200  Merck & Co., Inc.                        101,808
    22,558  Mylan, Inc. (b)                          298,893
     2,263  Perrigo Co.                               58,657
     4,125  Pfizer, Inc.                              55,110
    12,845  Schering-Plough Corp.                    295,692
    12,381  Sepracor, Inc. (b)                       175,934
     7,223  Watson Pharmaceuticals, Inc. (b)         223,480
                                                 -----------
                                                   2,129,534
                                                 -----------


            TOTAL COMMON STOCKS --
            100.1%
            (Cost $12,810,469)                    12,775,859

            MONEY MARKET FUND -- 0.3%
    37,659  Morgan Stanley Institutional
             Treasury Money Market Fund-
             0.05% (c)
              (Cost $37,659)                          37,659
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


            DESCRIPTION                                VALUE
            --------------------------------------------------


            TOTAL INVESTMENTS -- 100.4%
              (Cost $12,848,128) (d)             $12,813,518
            NET OTHER ASSETS AND
              LIABILITIES -- (0.4)%                  (45,709)
                                                 -----------
            NET ASSETS -- 100.0%                 $12,767,809
                                                 ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $756,992 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $791,602.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 12,813,518
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                           $ 12,813,518
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 19.6%
       932  Alliant Techsystems, Inc. (b)        $    74,234
     7,204  BE Aerospace, Inc. (b)                    77,731
     2,002  General Dynamics Corp.                   103,444
     2,976  Goodrich Corp.                           131,777
       747  Honeywell International, Inc.             23,314
     2,165  ITT Corp.                                 88,787
       921  L-3 Communications Holdings, Inc.         70,134
       301  Lockheed Martin Corp.                     23,638
     1,432  Northrop Grumman Corp.                    69,237
     1,604  Raytheon Co.                              72,549
       638  Rockwell Collins, Inc.                    24,467
    11,311  Spirit AeroSystems Holdings, Inc.,
               Class A (b)                           144,215
       968  United Technologies Corp.                 47,277
                                                 -----------
                                                     950,804
                                                 -----------
            COMMERCIAL SERVICES & SUPPLIES
               -- 6.6%
     1,784  Pitney Bowes, Inc.                        43,779
     1,214  Republic Services, Inc.                   25,494
    22,509  Steelcase, Inc., Class A                 101,966
     1,744  Stericycle, Inc. (b)                      82,107
     2,440  Waste Management, Inc.                    65,075
                                                 -----------
                                                     318,421
                                                 -----------
            COMMUNICATIONS EQUIPMENT --
               0.9%
     1,832  CommScope, Inc. (b)                       45,983
                                                 -----------
            COMPUTERS & PERIPHERALS -- 3.8%
     1,950  Diebold, Inc.                             51,538
     6,685  Lexmark International, Inc., Class
               A (b)                                 131,160
                                                 -----------
                                                     182,698
                                                 -----------
            ELECTRICAL EQUIPMENT -- 10.9%
     2,663  AMETEK, Inc.                              85,775
     3,220  Cooper Industries Ltd., Class A          105,584
       729  Emerson Electric Co.                      24,815
     3,089  Hubbell, Inc., Class B                   102,555
     1,471  Roper Industries, Inc.                    67,063
     4,507  Thomas & Betts Corp. (b)                 140,258
                                                 -----------
                                                     526,050
                                                 -----------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS --
               0.9%
       440  Itron, Inc. (b)                           20,240
     1,117  National Instruments Corp.                24,619
                                                 -----------
                                                      44,859
                                                 -----------


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 1.4%
     1,598  Teleflex, Inc.                       $    68,682
                                                 -----------
            HOUSEHOLD DURABLES -- 2.4%
        98  NVR, Inc. (b)                             49,526
     5,715  Pulte Homes, Inc.                         65,780
                                                 -----------
                                                     115,306
                                                 -----------
            LIFE SCIENCES TOOLS & SERVICES --
               1.0%
     1,127  Waters Corp. (b)                          49,780
                                                 -----------
            MACHINERY -- 38.6%
     5,754  AGCO Corp. (b)                           139,822
     1,371  Bucyrus International, Inc.               29,764
     4,933  Crane Co.                                113,903
     2,454  Cummins, Inc.                             83,436
     1,536  Danaher Corp.                             89,764
     1,266  Deere & Co.                               52,235
     1,551  Donaldson Co., Inc.                       51,167
     4,275  Dover Corp.                              131,585
     3,059  Eaton Corp.                              133,984
     1,484  Flowserve Corp.                          100,764
     5,187  Gardner Denver, Inc. (b)                 138,078
       939  Harsco Corp.                              25,869
     1,904  IDEX Corp.                                48,076
     2,025  Illinois Tool Works, Inc.                 66,420
     1,508  Ingersoll-Rand Co. Ltd., Class A          32,829
     1,955  Joy Global, Inc.                          49,853
     6,957  Kennametal, Inc.                         142,271
     3,559  Lincoln Electric Holdings, Inc.          158,482
     1,226  Parker Hannifin Corp.                     55,599
     3,843  Pentair, Inc.                            102,378
     9,003  Terex Corp. (b)                          124,241
                                                 -----------
                                                   1,870,520
                                                 -----------
            OFFICE ELECTRONICS -- 3.3%
    18,303  Xerox Corp.                              111,832
     2,189  Zebra Technologies Corp., Class A
               (b)                                    46,516
                                                 -----------
                                                     158,348
                                                 -----------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.5%
       914  Lam Research Corp. (b)                    25,482
     3,755  Novellus Systems, Inc. (b)                67,815
     4,753  Teradyne, Inc. (b)                        28,233
     1,922  Varian Semiconductor Equipment
               Associates, Inc. (b)                   49,184
                                                 -----------
                                                     170,714
                                                 -----------
            TRADING COMPANIES &
               DISTRIBUTORS -- 2.1%
     1,187  W.W. Grainger, Inc.                       99,565
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            WIRELESS TELECOMMUNICATION
               SERVICES -- 4.9%
     2,053  American Tower Corp., Class A (b)    $    65,203
     2,040  Crown Castle International Corp. (b)      50,021
     4,840  SBA Communications Corp., Class A (b)    121,968
                                                 -----------
                                                     237,192
                                                 -----------


            TOTAL COMMON STOCKS -- 99.9%
             (Cost $4,995,184)                     4,838,922

            MONEY MARKET FUND -- 0.8%
    39,744  Morgan Stanley Institutional
             Treasury Money Market Fund- 0.05%
             (c)
              (Cost $39,744)                          39,744
                                                 -----------

            TOTAL INVESTMENTS -- 100.7%
              (Cost $5,034,928) (d)                4,878,666
            NET OTHER ASSETS AND
              LIABILITIES -- (0.7)%                  (33,990)
                                                 -----------
            NET ASSETS -- 100.0%                 $ 4,844,677
                                                 ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $232,197 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $388,459.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments            $ 4,878,666
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                            $ 4,878,666
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.5%
       498  Precision Castparts Corp.            $    37,280
                                                 -----------
            BUILDING PRODUCTS -- 3.2%
    11,675  Armstrong World Industries, Inc.
               (b)                                   212,252
     1,127  Lennox International, Inc.                35,940
                                                 -----------
                                                     248,192
                                                 -----------
            CHEMICALS -- 32.5%
       531  Air Products and Chemicals, Inc.          34,993
     1,902  Airgas, Inc.                              82,014
     1,371  Albemarle Corp.                           36,770
     8,665  Ashland, Inc.                            190,283
    12,230  Cabot Corp.                              178,558
     2,232  Celanese Corp., Class A                   46,515
     2,258  CF Industries Holdings, Inc.             162,689
    15,248  Dow Chemical (The) Co.                   243,968
     1,337  E.I. du Pont de Nemours and Co.           37,302
     3,340  Eastman Chemical Co.                     132,531
     1,850  Ecolab, Inc.                              71,317
     2,075  FMC Corp.                                101,115
    51,332  Huntsman Corp.                           275,140
     2,110  International Flavors &
               Fragrances, Inc.                       65,832
     3,484  Intrepid Potash, Inc. (b)                 86,020
     1,077  Monsanto Co.                              91,427
     1,531  Mosaic (The) Co.                          61,929
     6,850  Nalco Holding Co.                        111,792
     1,741  PPG Industries, Inc.                      76,691
     1,910  Praxair, Inc.                            142,505
     3,704  Scotts Miracle-Gro (The) Co.,
               Class A                               125,084
       789  Sigma-Aldrich Corp.                       34,590
     5,720  Terra Industries, Inc.                   151,580
                                                 -----------
                                                   2,540,645
                                                 -----------
            COMMERCIAL SERVICES & SUPPLIES
               -- 3.3%
     4,007  Avery Dennison Corp.                     115,161
    12,212  R.R. Donnelley & Sons Co.                142,270
                                                 -----------
                                                     257,431
                                                 -----------
            CONSTRUCTION & ENGINEERING --
               11.6%
     6,161  Aecom Technology Corp. (b)               158,522
       864  Fluor Corp.                               32,720
     1,663  Jacobs Engineering Group, Inc. (b)        63,260
     9,306  KBR, Inc.                                145,360
     5,993  Quanta Services, Inc. (b)                136,221
     5,862  Shaw Group (The), Inc. (b)               196,553
     3,977  URS Corp. (b)                            175,227
                                                 -----------
                                                     907,863
                                                 -----------


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            CONSTRUCTION MATERIALS -- 0.9%
     2,651  Eagle Materials, Inc.                $    73,698
                                                 -----------
            CONTAINERS & PACKAGING --
               12.0%
     2,064  AptarGroup, Inc.                          64,046
     2,961  Ball Corp.                               111,689
     3,065  Bemis Co., Inc.                           73,683
     7,069  Crown Holdings, Inc. (b)                 155,871
       896  Greif, Inc., Class A                      40,562
     2,066  Owens-Illinois, Inc. (b)                  50,390
     4,936  Packaging Corp. of America                78,334
     2,046  Pactiv Corp. (b)                          44,726
     4,657  Sealed Air Corp.                          88,762
     1,422  Sonoco Products Co.                       34,711
    16,670  Temple-Inland, Inc.                      199,040
                                                 -----------
                                                     941,814
                                                 -----------
            ELECTRICAL EQUIPMENT -- 1.6%
     4,516  General Cable Corp. (b)                  122,564
                                                 -----------
            FOOD PRODUCTS -- 3.8%
     3,222  Archer-Daniels-Midland Co.                79,326
     1,580  Bunge Ltd.                                75,856
     6,064  Corn Products International, Inc.        144,929
                                                 -----------
                                                     300,111
                                                 -----------
            INDUSTRIAL CONGLOMERATES -- 0.4%
     2,229  McDermott International, Inc. (b)         35,976
                                                 -----------
            MACHINERY -- 2.4%
     9,207  Timken (The) Co.                         148,049
       594  Valmont Industries, Inc.                  37,885
                                                 -----------
                                                     185,934
                                                 -----------
            METALS & MINING -- 23.8%
    12,196  Alcoa, Inc.                              110,618
    11,378  Carpenter Technology Corp.               235,183
    11,128  Commercial Metals Co.                    165,584
     2,872  Newmont Mining Corp.                     115,569
     3,367  Nucor Corp.                              137,003
     6,103  Reliance Steel & Aluminum Co.            215,009
     5,118  Schnitzer Steel Industries, Inc.,
               Class A                               253,648
    18,238  Steel Dynamics, Inc.                     227,063
    29,373  Titanium Metals Corp.                    199,443
     7,603  United States Steel Corp.                201,860
                                                 -----------
                                                   1,860,980
                                                 -----------
            PAPER & FOREST PRODUCTS -- 1.5%
     7,466  MeadWestvaco Corp.                       116,918
                                                 -----------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 1.6%
     3,848  Jones Lang LaSalle, Inc.                 124,175
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL -- 0.9%
     1,238  Sherwin-Williams (The) Co.           $    70,120
                                                 -----------
            TOTAL COMMON STOCKS -- 100.0%
             (Cost $7,253,717)                     7,823,701

            MONEY MARKET FUND -- 0.4%
    30,171  Morgan Stanley Institutional
             Treasury Money Market Fund-
               0.05% (c)
              (Cost $30,171)                          30,171
                                                 -----------

            TOTAL INVESTMENTS -- 100.4%
              (Cost $7,283,888) (d)                7,853,872
            NET OTHER ASSETS AND
              LIABILITIES -- (0.4)%                  (33,313)
                                                 -----------
            NET ASSETS -- 100.0%                 $ 7,820,559
                                                 ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $926,124 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $356,140.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments            $ 7,853,872
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                            $ 7,853,872
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT --
               10.0%
    33,294  Brocade Communications Systems,
               Inc. (b)                          $   192,439
     3,690  Ciena Corp. (b)                           44,096
     3,424  Cisco Systems, Inc. (b)                   66,152
     6,224  EchoStar Corp., Class A (b)               98,464
     5,482  F5 Networks, Inc. (b)                    149,494
       992  Harris Corp.                              30,335
     1,908  Juniper Networks, Inc. (b)                41,308
     2,951  QUALCOMM, Inc.                           124,886
                                                 -----------
                                                     747,174
                                                 -----------
            COMPUTERS & PERIPHERALS --
               15.8%
     1,463  Apple, Inc. (b)                          184,089
     3,030  Dell, Inc. (b)                            35,209
    10,074  EMC Corp. (b)                            126,227
     1,791  Hewlett-Packard Co.                       64,440
     1,185  International Business Machines
               Corp.                                 122,304
     7,224  NCR Corp. (b)                             73,324
     7,739  NetApp, Inc. (b)                         141,624
     8,301  QLogic Corp. (b)                         117,708
     2,271  SanDisk Corp. (b)                         35,700
     5,691  Teradata Corp. (b)                        95,153
     7,954  Western Digital Corp. (b)                187,078
                                                 -----------
                                                   1,182,856
                                                 -----------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS --
               14.2%
     4,030  Amphenol Corp., Class A                  136,375
     4,844  Arrow Electronics, Inc. (b)              110,153
     5,271  Avnet, Inc. (b)                          115,382
    10,166  AVX Corp.                                101,762
     4,328  Corning, Inc.                             63,276
     4,510  Dolby Laboratories, Inc.,
                 Class A (b)                         180,986
     5,164  Jabil Circuit, Inc.                       41,829
     4,181  Molex, Inc.                               69,697
    13,934  Tyco Electronics Ltd.                    243,009
                                                 -----------
                                                   1,062,469
                                                 -----------
            INTERNET SOFTWARE & SERVICES --
               7.4%
     5,922  Akamai Technologies, Inc. (b)            130,403
     2,045  Equinix, Inc. (b)                        143,620
       329  Google, Inc., Class A (b)                130,274
     2,235  Sohu.com, Inc. (b)                       116,555
     1,522  VeriSign, Inc. (b)                        31,323
                                                 -----------
                                                     552,175
                                                 -----------


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            IT SERVICES -- 11.7%
     3,213  Affiliated Computer Services,
               Inc., Class A (b)                 $   155,445
     4,983  Amdocs Ltd. (b)                          104,294
     7,399  Cognizant Technology Solutions
               Corp., Class A (b)                    183,421
     4,175  Computer Sciences Corp. (b)              154,308
     1,658  DST Systems, Inc. (b)                     59,970
     3,430  NeuStar, Inc., Class A (b)                65,204
     8,240  SAIC, Inc. (b)                           149,144
                                                 -----------
                                                     871,786
                                                 -----------
            PROFESSIONAL SERVICES -- 1.3%
     2,240  IHS, Inc., Class A (b)                    92,647
                                                 -----------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 21.2%
    18,830  Advanced Micro Devices, Inc. (b)          67,976
     5,259  Altera Corp.                              85,774
     1,489  Analog Devices, Inc.                      31,686
    31,641  Atmel Corp. (b)                          121,502
     7,700  Broadcom Corp., Class A (b)              178,563
     6,538  Cree, Inc. (b)                           179,076
     3,817  Intel Corp.                               60,232
     2,500  Linear Technology Corp.                   54,450
     9,445  LSI Corp. (b)                             36,269
    16,794  Marvell Technology Group Ltd. (b)        184,398
    37,890  Micron Technology, Inc. (b)              184,903
     2,913  NVIDIA Corp. (b)                          33,441
    29,451  ON Semiconductor Corp. (b)               159,625
     4,351  Silicon Laboratories, Inc. (b)           144,714
     2,998  Xilinx, Inc.                              61,279
                                                 -----------
                                                   1,583,888
                                                 -----------
            SOFTWARE -- 18.4%
     1,342  Adobe Systems, Inc. (b)                   36,704
     1,145  ANSYS, Inc. (b)                           31,625
     4,663  BMC Software, Inc. (b)                   161,666
     3,262  CA, Inc.                                  56,269
     4,076  Citrix Systems, Inc. (b)                 116,288
     8,715  Compuware Corp. (b)                       65,188
     1,580  Electronic Arts, Inc. (b)                 32,153
     4,254  Intuit, Inc. (b)                          98,395
     3,430  McAfee, Inc. (b)                         128,762
     1,562  Microsoft Corp.                           31,646
    13,481  Novell, Inc. (b)                          50,689
     8,499  Nuance Communications, Inc. (b)          113,462
     5,107  Oracle Corp.                              98,769
     8,622  Red Hat, Inc. (b)                        148,902
     1,754  Salesforce.com, Inc. (b)                  75,089
     1,386  Synopsys, Inc. (b)                        30,187


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
     3,907  VMware, Inc., Class A (b)            $   101,895
                                                 -----------
                                                   1,377,689
                                                 -----------


            TOTAL COMMON STOCKS -- 100.0%
             (Cost $7,588,339)                     7,470,684

            MONEY MARKET FUND -- 0.5%
    37,950  Morgan Stanley Institutional
             Treasury Money Market Fund-
               0.05% (c)
              (Cost $37,950)                          37,950
                                                 -----------

            TOTAL INVESTMENTS -- 100.5%
              (Cost $7,626,289) (d)                7,508,634
            NET OTHER ASSETS AND
              LIABILITIES -- (0.5)%                  (36,081)
                                                 -----------
            NET ASSETS -- 100.0%                 $ 7,472,553
                                                 ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $341,666 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $459,321.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments            $ 7,508,634
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                            $ 7,508,634
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 9.2%
     5,820  AT&T, Inc.                           $   149,108
    14,344  CenturyTel, Inc.                         389,440
     7,750  Embarq Corp.                             283,340
    70,762  Qwest Communications
               International, Inc.                   275,264
     2,428  Verizon Communications, Inc.              73,666
                                                 -----------
                                                   1,170,818
                                                 -----------
            ELECTRIC UTILITIES -- 21.8%
    11,613  American Electric Power Co.,
               Inc.                                  306,351
    10,737  DPL, Inc.                                240,831
    10,242  Duke Energy Corp.                        141,442
     8,400  Edison International                     239,484
     1,077  Entergy Corp.                             69,757
     3,800  FirstEnergy Corp.                        155,420
    21,777  Great Plains Energy, Inc.                315,113
    10,675  Hawaiian Electric Industries,
               Inc.                                  165,889
     3,397  Northeast Utilities                       71,405
    31,240  NV Energy, Inc.                          320,210
    23,505  Pepco Holdings, Inc.                     280,885
     9,112  Pinnacle West Capital Corp.              249,487
     5,109  PPL Corp.                                152,810
     2,022  Progress Energy, Inc.                     68,991
                                                 -----------
                                                   2,778,075
                                                 -----------
            GAS UTILITIES -- 10.7%
     5,528  AGL Resources, Inc.                      172,308
     6,344  Atmos Energy Corp.                       156,760
    13,846  Energen Corp.                            500,117
     6,481  ONEOK, Inc.                              169,608
     9,967  Questar Corp.                            296,219
     3,106  UGI Corp.                                 71,252
                                                 -----------
                                                   1,366,264
                                                 -----------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 11.4%
    10,769  Calpine Corp. (b)                         87,336
   286,060  Dynegy, Inc., Class A                    509,187
    35,381  Mirant Corp. (b)                         450,400
    22,917  NRG Energy, Inc. (b)                     412,048
                                                 -----------
                                                   1,458,971
                                                 -----------
            MULTI-UTILITIES -- 28.2%
     9,802  Alliant Energy Corp.                     219,173
    17,393  Ameren Corp.                             400,387
    23,203  CenterPoint Energy, Inc.                 246,880
    20,440  CMS Energy Corp.                         245,689
     1,851  Consolidated Edison, Inc.                 68,728
    10,590  DTE Energy Co.                           313,146
     9,294  Integrys Energy Group, Inc.              245,454
    14,994  MDU Resources Group, Inc.                263,445
    41,158  NiSource, Inc.                           452,326
    10,160  OGE Energy Corp.                         261,214


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
     1,919  PG&E Corp.                           $    71,233
     9,954  Public Service Enterprise Group,
               Inc.                                  297,027
     4,748  SCANA Corp.                              143,485
     1,586  Sempra Energy                             72,988
     6,577  TECO Energy, Inc.                         69,650
     6,955  Vectren Corp.                            154,192
     3,936  Xcel Energy, Inc.                         72,580
                                                 -----------
                                                   3,597,597
                                                 -----------
            OIL, GAS & CONSUMABLE FUELS --
               3.6%
    19,273  Southern Union Co.                       306,633
    10,373  Spectra Energy Corp.                     150,409
                                                 -----------
                                                     457,042
                                                 -----------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 15.0%
    11,567  Leap Wireless International,
               Inc. (b)                              417,222
    23,615  MetroPCS Communications, Inc. (b)        403,580
    82,169  Sprint Nextel Corp. (b)                  358,257
    11,065  Telephone and Data Systems, Inc.         317,233
    12,098  United States Cellular Corp. (b)         411,332
                                                 -----------
                                                   1,907,624
                                                 -----------


            TOTAL COMMON STOCKS -- 99.9%
             (Cost $14,567,274)                   12,736,391

            MONEY MARKET FUND -- 0.4%
    51,368  Morgan Stanley Institutional
             Treasury Money Market Fund-
             0.05% (c)
              (Cost $51,368)                          51,368
                                                 -----------

            TOTAL INVESTMENTS -- 100.3%
              (Cost $14,618,642) (d)              12,787,759
            NET OTHER ASSETS AND
              LIABILITIES -- (0.3)%                  (35,262)
                                                 -----------
            NET ASSETS -- 100.0%                 $12,752,497
                                                 ===========


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $171,224 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,002,107.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 12,787,759
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                           $ 12,787,759
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.1%
     1,039  General Dynamics Corp.               $    53,685
       856  Goodrich Corp.                            37,904
       776  Honeywell International, Inc.             24,219
     1,124  ITT Corp.                                 46,095
       478  L-3 Communications Holdings, Inc.         36,400
       157  Lockheed Martin Corp.                     12,329
       722  Precision Castparts Corp.                 54,049
       555  Raytheon Co.                              25,103
                                                 -----------
                                                     289,784
                                                 -----------
            AIR FREIGHT & LOGISTICS -- 1.1%
       948  C.H. Robinson Worldwide, Inc.             50,396
       764  Expeditors International of
               Washington, Inc.                       26,519
       972  FedEx Corp.                               54,393
       439  United Parcel Service, Inc.,
               Class B                                22,977
                                                 -----------
                                                     154,285
                                                 -----------
            AIRLINES -- 0.2%
     3,415  Southwest Airlines Co.                    23,837
                                                 -----------
            Auto Components -- 0.5%
     3,453  Goodyear Tire & Rubber (The) Co.
               (b)                                    37,948
     1,801  Johnson Controls, Inc.                    34,237
                                                 -----------
                                                      72,185
                                                 -----------
            AUTOMOBILES -- 0.6%
     4,036  Harley-Davidson, Inc.                     89,438
                                                 -----------
            BEVERAGES -- 1.0%
       278  Brown-Forman Corp., Class B               12,927
       738  Coca-Cola (The) Co.                       31,771
       631  Molson Coors Brewing Co., Class B         24,136
     1,464  Pepsi Bottling Group (The), Inc.          45,779
       420  PepsiCo, Inc.                             20,899
                                                 -----------
                                                     135,512
                                                 -----------
            BIOTECHNOLOGY -- 1.2%
       218  Amgen, Inc. (b)                           10,567
     1,031  Biogen Idec, Inc. (b)                     49,839
       243  Celgene Corp. (b)                         10,381
       476  Cephalon, Inc. (b)                        31,230
       364  Genzyme Corp. (b)                         19,412
       933  Gilead Sciences, Inc. (b)                 42,731
                                                 -----------
                                                     164,160
                                                 -----------
            CAPITAL MARKETS -- 1.8%
    25,329  E*TRADE Financial Corp. (b)               36,220
     1,456  Federated Investors, Inc., Class
               B                                      33,313
       204  Goldman Sachs Group (The), Inc.           26,214
     1,559  Invesco Ltd.                              22,949


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            CAPITAL MARKETS (CONTINUED)
     6,501  Janus Capital Group, Inc.            $    65,205
       475  Morgan Stanley                            11,229
       542  Northern Trust Corp.                      29,463
       351  State Street Corp.                        11,980
       374  T. Rowe Price Group, Inc.                 14,407
                                                 -----------
                                                     250,980
                                                 -----------
            CHEMICALS -- 3.4%
       192  Air Products and Chemicals, Inc.          12,653
       760  CF Industries Holdings, Inc.              54,758
     6,410  Dow Chemical (The) Co.                   102,560
       484  E.I. du Pont de Nemours and Co.           13,503
     2,016  Eastman Chemical Co.                      79,995
       934  Ecolab, Inc.                              36,006
     1,064  International Flavors &
               Fragrances, Inc.                       33,197
       520  Monsanto Co.                              44,143
       586  PPG Industries, Inc.                      25,813
       803  Praxair, Inc.                             59,912
       286  Sigma-Aldrich Corp.                       12,538
                                                 -----------
                                                     475,078
                                                 -----------
            COMMERCIAL BANKS -- 1.8%
     1,916  BB&T Corp.                                44,720
       590  Comerica, Inc.                            12,378
     4,025  First Horizon National Corp.              46,328
    26,041  Huntington Bancshares, Inc.               72,654
       478  M&T Bank Corp.                            25,071
     3,682  SunTrust Banks, Inc.                      53,168
                                                 -----------
                                                     254,319
                                                 -----------
            COMMERCIAL SERVICES & SUPPLIES
               -- 2.1%
     1,935  Avery Dennison Corp.                      55,612
     1,749  Cintas Corp.                              44,879
     1,950  Iron Mountain, Inc. (b)                   55,556
       926  Pitney Bowes, Inc.                        22,724
     5,897  R.R. Donnelley & Sons Co.                 68,700
       679  Stericycle, Inc. (b)                      31,967
       844  Waste Management, Inc.                    22,510
                                                 -----------
                                                     301,948
                                                 -----------
            COMMUNICATIONS EQUIPMENT --
               1.2%
     1,289  Cisco Systems, Inc. (b)                   24,903
       373  Harris Corp.                              11,406
     1,435  Juniper Networks, Inc. (b)                31,068
     1,389  QUALCOMM, Inc.                            58,783
     9,439  Tellabs, Inc. (b)                         49,460
                                                 -----------
                                                     175,620
                                                 -----------
            COMPUTERS & PERIPHERALS --
               2.6%
       514  Apple, Inc. (b)                           64,676


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMPUTERS & PERIPHERALS
               (CONTINUED)
     1,140  Dell, Inc. (b)                       $    13,247
     4,740  EMC Corp. (b)                             59,392
     1,011  Hewlett-Packard Co.                       36,376
       446  International Business Machines
               Corp.                                  46,032
     2,913  NetApp, Inc. (b)                          53,308
     2,916  QLogic Corp. (b)                          41,349
       854  SanDisk Corp. (b)                         13,425
     1,999  Teradata Corp. (b)                        33,423
                                                 -----------
                                                     361,228
                                                 -----------
            CONSTRUCTION & ENGINEERING --
               0.5%
       938  Fluor Corp.                               35,522
       839  Jacobs Engineering Group, Inc. (b)        31,916
                                                 -----------
                                                      67,438
                                                 -----------
            CONSUMER FINANCE -- 0.9%
     2,379  American Express Co.                      59,999
     8,563  Discover Financial Services               69,617
                                                 -----------
                                                     129,616
                                                 -----------
            CONTAINERS & PACKAGING -- 1.3%
     1,245  Ball Corp.                                46,961
     1,031  Bemis Co., Inc.                           24,785
     1,497  Owens-Illinois, Inc. (b)                  36,512
     1,481  Pactiv Corp. (b)                          32,375
     2,349  Sealed Air Corp.                          44,772
                                                 -----------
                                                     185,405
                                                 -----------
            DISTRIBUTORS -- 0.2%
       724  Genuine Parts Co.                         24,587
                                                 -----------
            DIVERSIFIED CONSUMER SERVICES --
               0.3%
       690  Apollo Group, Inc., Class A (b)           43,436
                                                 -----------
            DIVERSIFIED FINANCIAL SERVICES --
               1.4%
     6,338  Bank of America Corp.                     56,598
    18,960  CIT Group, Inc.                           42,091
        88  CME Group, Inc.                           19,479
       290  IntercontinentalExchange, Inc. (b)        25,404
       407  JPMorgan Chase & Co.                      13,431
       472  Moody's Corp.                             13,934
     1,104  NASDAQ OMX Group, (The), Inc.  (b)        21,230
                                                 -----------
                                                     192,167
                                                 -----------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.1%
     1,287  AT&T, Inc.                                32,973
     1,922  CenturyTel, Inc.                          52,182


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED TELECOMMUNICATION
               SERVICES (CONTINUED)
       571  Embarq Corp.                         $    20,876
     1,505  Frontier Communications Corp.             10,701
     3,160  Qwest Communications
               International, Inc.                    12,292
       716  Verizon Communications, Inc.              21,724
     1,341  Windstream Corp.                          11,130
                                                 -----------
                                                     161,878
                                                 -----------
            ELECTRIC UTILITIES -- 2.8%
     1,399  Allegheny Energy, Inc.                    36,262
     1,711  American Electric Power Co., Inc.         45,136
     2,264  Duke Energy Corp.                         31,266
     1,500  Edison International                      42,765
       317  Entergy Corp.                             20,532
       238  Exelon Corp.                              10,979
       840  FirstEnergy Corp.                         34,356
       213  FPL Group, Inc.                           11,457
     1,001  Northeast Utilities                       21,041
     3,464  Pepco Holdings, Inc.                      41,395
     1,628  Pinnacle West Capital Corp.               44,575
       376  PPL Corp.                                 11,246
       894  Progress Energy, Inc.                     30,503
       353  Southern (The) Co.                        10,195
                                                 -----------
                                                     391,708
                                                 -----------
            ELECTRICAL EQUIPMENT -- 0.7%
     1,672  Cooper Industries Ltd., Class A           54,825
     1,134  Emerson Electric Co.                      38,601
                                                 -----------
                                                      93,426
                                                 -----------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS --
               1.6%
     1,517  Amphenol Corp., Class A                   51,335
     4,072  Corning, Inc.                             59,533
     1,573  Molex, Inc.                               26,222
     4,895  Tyco Electronics Ltd.                     85,369
                                                 -----------
                                                     222,459
                                                 -----------
            ENERGY EQUIPMENT & SERVICES --
               2.1%
     1,478  Cameron International Corp. (b)           37,807
       688  Diamond Offshore Drilling, Inc.           49,818
     3,493  Halliburton Co.                           70,628
     1,882  National Oilwell Varco, Inc. (b)          56,987
     4,514  Rowan Cos., Inc.                          70,464
       503  Smith International, Inc.                 13,003
                                                 -----------
                                                     298,707
                                                 -----------
            FOOD & STAPLES RETAILING --
               2.5%
       700  Costco Wholesale Corp.                    34,020
     1,966  CVS Caremark Corp.                        62,479


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING
               (CONTINUED)
     2,037  Kroger (The) Co.                     $    44,040
     2,141  Safeway, Inc.                             42,285
     1,896  Sysco Corp.                               44,234
     2,081  Walgreen Co.                              65,406
     1,037  Wal-Mart Stores, Inc.                     52,265
       643  Whole Foods Market, Inc.                  13,329
                                                 -----------
                                                     358,058
                                                 -----------
            FOOD PRODUCTS -- 2.2%
     1,556  Archer-Daniels-Midland Co.                38,309
       790  Campbell Soup Co.                         20,319
     2,989  Dean Foods Co. (b)                        61,872
       433  General Mills, Inc.                       21,949
       327  H.J. Heinz Co.                            11,255
       933  Hershey (The) Co.                         33,719
     1,704  Hormel Foods Corp.                        53,318
       290  J.M. Smucker (The) Co.                    11,426
       295  Kellogg Co.                               12,422
     1,096  McCormick & Co., Inc.                     32,277
     1,151  Tyson Foods, Inc., Class A                12,132
                                                 -----------
                                                     308,998
                                                 -----------
            GAS UTILITIES -- 0.5%
       690  EQT Corp.                                 23,205
       650  Nicor, Inc.                               20,891
       734  Questar Corp.                             21,814
                                                 -----------
                                                      65,910
                                                 -----------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 1.6%
       633  Baxter International, Inc.                30,701
       482  Becton, Dickinson and Co.                 29,151
       407  C. R. Bard, Inc.                          29,153
       325  Covidien Ltd.                             10,719
       805  DENTSPLY International, Inc.              23,039
     1,051  Hospira, Inc. (b)                         34,546
       367  Medtronic, Inc.                           11,744
     1,190  St. Jude Medical, Inc. (b)                39,889
       355  Varian Medical Systems, Inc. (b)          11,846
                                                 -----------
                                                     220,788
                                                 -----------
            HEALTH CARE PROVIDERS & SERVICES
               -- 3.3%
       888  Aetna, Inc.                               19,545
       331  AmerisourceBergen Corp.                   11,135
       687  Cardinal Health, Inc.                     23,214
     4,176  Coventry Health Care, Inc. (b)            66,440
       738  DaVita, Inc. (b)                          34,221
       234  Express Scripts, Inc. (b)                 14,969
     1,658  Humana, Inc. (b)                          47,717
       554  Laboratory Corp. of America
               Holdings (b)                           35,539
       308  McKesson Corp.                            11,396


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
     1,307  Medco Health Solutions, Inc. (b)     $    56,920
       573  Patterson Cos., Inc. (b)                  11,724
       910  Quest Diagnostics, Inc.                   46,710
     1,549  UnitedHealth Group, Inc.                  36,432
     1,138  WellPoint, Inc. (b)                       48,661
                                                 -----------
                                                     464,623
                                                 -----------
            HOTELS, RESTAURANTS & LEISURE --
               1.9%
     2,502  Carnival Corp.                            67,254
       315  Darden Restaurants, Inc.                  11,645
     2,344  International Game Technology             28,948
       396  McDonald's Corp.                          21,103
     2,918  Starbucks Corp. (b)                       42,194
     2,553  Starwood Hotels & Resorts
               Worldwide, Inc.                        53,256
     1,180  Yum! Brands, Inc.                         39,353
                                                 -----------
                                                     263,753
                                                 -----------
            HOUSEHOLD DURABLES -- 2.3%
     2,228  D.R. Horton, Inc.                         29,075
       880  Fortune Brands, Inc.                      34,593
       820  KB HOME                                   14,818
     1,664  Leggett & Platt, Inc.                     23,895
     1,978  Pulte Homes, Inc.                         22,767
     2,153  Snap-on, Inc.                             73,030
     1,113  Stanley Works (The)                       42,327
     1,826  Whirlpool Corp.                           82,462
                                                 -----------
                                                     322,967
                                                 -----------
            HOUSEHOLD PRODUCTS -- 0.4%
       366  Colgate-Palmolive Co.                     21,594
       469  Kimberly-Clark Corp.                      23,046
       229  Procter & Gamble (The) Co.                11,322
                                                 -----------
                                                      55,962
                                                 -----------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.9%
     9,300  AES (The) Corp. (b)                       65,751
    38,323  Dynegy, Inc., Class A (b)                 68,215
                                                 -----------
                                                     133,966
                                                 -----------
            INDUSTRIAL CONGLOMERATES --
               0.9%
       217  3M Co.                                    12,499
     3,207  General Electric Co.                      40,568
     7,531  Textron, Inc.                             80,808
                                                 -----------
                                                     133,875
                                                 -----------
            INSURANCE -- 3.1%
       558  Aflac, Inc.                               16,121
       794  Aon Corp.                                 33,507
     1,985  Assurant, Inc.                            48,513


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
       511  Chubb (The) Corp.                    $    19,903
       945  Cincinnati Financial Corp.                22,633
     1,615  Lincoln National Corp.                    18,152
     1,424  MetLife, Inc.                             42,364
     5,285  Principal Financial Group, Inc.           86,357
     1,608  Progressive (The) Corp. (b)               24,570
     1,648  Torchmark Corp.                           48,336
       798  Travelers (The) Cos., Inc.                32,830
     2,594  Unum Group                                42,386
                                                 -----------
                                                     435,672
                                                 -----------
            INTERNET & CATALOG RETAIL --
               0.6%
       736  Amazon.com, Inc. (b)                      59,263
     2,380  Expedia, Inc. (b)                         32,392
                                                 -----------
                                                      91,655
                                                 -----------
            INTERNET SOFTWARE & SERVICES --
               0.9%
     2,785  Akamai Technologies, Inc. (b)             61,326
       124  Google, Inc., Class A (b)                 49,100
       573  VeriSign, Inc. (b)                        11,792
                                                 -----------
                                                     122,218
                                                 -----------
            IT SERVICES -- 2.4%
     1,128  Affiliated Computer Services,
               Inc., Class A (b)                      54,573
       922  Automatic Data Processing, Inc.           32,454
     2,599  Cognizant Technology Solutions
               Corp., Class A (b)                     64,429
     1,467  Computer Sciences Corp. (b)               54,220
       594  Fidelity National Information
               Services, Inc.                         10,603
     1,186  Fiserv, Inc. (b)                          44,262
       258  MasterCard, Inc., Class A                 47,330
       421  Paychex, Inc.                             11,371
     1,565  Total System Services, Inc.               19,516
                                                 -----------
                                                     338,758
                                                 -----------
            LEISURE EQUIPMENT & PRODUCTS --
               0.4%
       862  Hasbro, Inc.                              22,981
     1,875  Mattel, Inc.                              28,050
                                                 -----------
                                                      51,031
                                                 -----------
            LIFE SCIENCES TOOLS & SERVICES --
               1.3%
     1,664  Life Technologies Corp. (b)               62,067
       565  Millipore Corp. (b)                       33,391
     2,539  PerkinElmer, Inc.                         36,993
       909  Thermo Fisher Scientific, Inc. (b)        31,888
       292  Waters Corp. (b)                          12,898
                                                 -----------
                                                     177,237
                                                 -----------


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MACHINERY -- 3.5%
     1,699  Cummins, Inc.                       $     57,766
       598  Danaher Corp.                             34,947
       658  Deere & Co.                               27,149
     1,639  Dover Corp.                               50,448
     1,466  Eaton Corp.                               64,211
       578  Flowserve Corp.                           39,246
       701  Illinois Tool Works, Inc.                 22,993
    16,525  Manitowoc (The) Co., Inc.                 98,324
       420  PACCAR, Inc.                              14,885
       529  Pall Corp.                                13,971
     1,590  Parker Hannifin Corp.                     72,106
                                                 -----------
                                                     496,046
                                                 -----------
            MEDIA -- 2.5%
     2,377  Comcast Corp., Class A                    36,748
     2,371  DIRECTV Group (The), Inc. (b)             58,635
    10,492  Interpublic Group of Cos (The),
               Inc. (b)                               65,680
       473  McGraw-Hill (The) Cos., Inc.              14,261
     2,598  Meredith Corp.                            65,158
       924  Omnicom Group, Inc.                       29,078
       622  Viacom, Inc., Class B (b)                 11,967
     2,380  Walt Disney (The) Co.                     52,122
        30  Washington Post (The) Co., Class B        12,558
                                                 -----------
                                                     346,207
                                                 -----------
            METALS & MINING -- 2.8%
     6,071  AK Steel Holding Corp.                    78,984
     5,889  Alcoa, Inc.                               53,413
     2,464  Allegheny Technologies, Inc.              80,647
       567  Freeport-McMoRan Copper & Gold,
               Inc.                                   24,182
     1,207  Newmont Mining Corp.                      48,570
     1,133  Nucor Corp.                               46,102
     2,557  United States Steel Corp.                 67,888
                                                 -----------
                                                     399,786
                                                 -----------
            MULTILINE RETAIL -- 3.1%
     2,600  Big Lots, Inc. (b)                        71,864
     1,619  Family Dollar Stores, Inc.                53,735
     2,692  J. C. Penney Co., Inc.                    82,617
     1,277  Kohl's Corp. (b)                          57,912
     6,071  Macy's, Inc.                              83,051
     1,290  Nordstrom, Inc.                           29,193
       236  Sears Holdings Corp. (b)                  14,743
       943  Target Corp.                              38,908
                                                 -----------
                                                     432,023
                                                 -----------
            MULTI-UTILITIES -- 3.5%
     2,330  Ameren Corp.                              53,637
     3,108  CenterPoint Energy, Inc.                  33,069
     3,651  CMS Energy Corp.                          43,885
       546  Consolidated Edison, Inc.                 20,273


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
       697  Dominion Resources, Inc.             $    21,021
     1,951  DTE Energy Co.                            57,691
     1,245  Integrys Energy Group, Inc.               32,880
     5,514  NiSource, Inc.                            60,599
       848  PG&E Corp.                                31,478
       367  Public Service Enterprise Group,
               Inc.                                   10,951
     1,050  SCANA Corp.                               31,731
       467  Sempra Energy                             21,491
     2,908  TECO Energy, Inc.                         30,796
       262  Wisconsin Energy Corp.                    10,470
     1,740  Xcel Energy, Inc.                         32,086
                                                 -----------
                                                     492,058
                                                 -----------
            OFFICE ELECTRONICS -- 0.4%
     9,501  Xerox Corp.                               58,051
                                                 -----------
            OIL, GAS & CONSUMABLE FUELS --
               7.1%
     1,112  Anadarko Petroleum Corp.                  47,883
       169  Apache Corp.                              12,313
       459  Cabot Oil & Gas Corp.                     13,857
     1,267  Chesapeake Energy Corp.                   24,973
       804  Chevron Corp.                             53,144
       552  ConocoPhillips                            22,632
       428  CONSOL Energy, Inc.                       13,388
       635  Exxon Mobil Corp.                         42,335
       798  Hess Corp.                                43,722
     2,055  Marathon Oil Corp.                        61,034
     4,272  Massey Energy Co.                         67,968
       966  Murphy Oil Corp.                          46,088
     1,003  Noble Energy, Inc.                        56,920
       971  Occidental Petroleum Corp.                54,658
     1,726  Peabody Energy Corp.                      45,549
     3,281  Pioneer Natural Resources Co.             75,857
     1,050  Range Resources Corp.                     41,969
     1,820  Southwestern Energy Co. (b)               65,265
     2,293  Spectra Energy Corp.                      33,248
     1,224  Sunoco, Inc.                              32,448
     4,012  Tesoro Corp.                              61,183
     4,748  Williams (The) Cos., Inc.                 66,947
       353  XTO Energy, Inc.                          12,235
                                                 -----------
                                                     995,616
                                                 -----------
            PAPER & FOREST PRODUCTS -- 0.4%
     3,605  MeadWestvaco Corp.                        56,454
                                                 -----------
            Pharmaceuticals -- 2.2%
       680  Abbott Laboratories                       28,458
       905  Allergan, Inc.                            42,227
       493  Bristol-Myers Squibb Co.                   9,466
       492  Forest Laboratories, Inc. (b)             10,671
       205  Johnson & Johnson                         10,734
     1,212  Merck & Co., Inc.                         29,379
     4,029  Mylan, Inc. (b)                           53,384


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PHARMACEUTICALS (CONTINUED)
     2,380  Pfizer, Inc.                         $    31,797
     1,737  Watson Pharmaceuticals, Inc. (b)          53,743
     1,004  Wyeth                                     42,570
                                                 -----------
                                                     312,429
                                                 -----------
            PROFESSIONAL SERVICES -- 0.9%
       421  Dun & Bradstreet (The) Corp.              34,269
       442  Equifax, Inc.                             12,889
     5,304  Monster Worldwide, Inc. (b)               73,195
       606  Robert Half International, Inc.           14,556
                                                 -----------
                                                     134,909
                                                 -----------
            REAL ESTATE INVESTMENT TRUSTS --
               1.5%
    13,785  Host Hotels & Resorts, Inc.              106,006
     2,837  Kimco Realty Corp.                        34,101
       978  Public Storage                            65,389
                                                 -----------
                                                     205,496
                                                 -----------
            ROAD & RAIL -- 1.6%
       539  Burlington Northern Santa Fe
               Corp.                                  36,372
     1,672  CSX Corp.                                 49,474
     1,281  Norfolk Southern Corp.                    45,706
     1,527  Ryder System, Inc.                        42,283
     1,052  Union Pacific Corp.                       51,695
                                                 -----------
                                                     225,530
                                                 -----------
            SEMICONDUCTORS &
               SEMICONDUCTOR EQUIPMENT --
               2.1%
     7,087  Advanced Micro Devices, Inc. (b)          25,584
     2,463  Altera Corp.                              40,172
     1,122  Analog Devices, Inc.                      23,876
     2,704  Broadcom Corp., Class A (b)               62,706
     1,436  Intel Corp.                               22,660
       470  Linear Technology Corp.                   10,237
     3,555  LSI Corp. (b)                             13,651
       510  Microchip Technology, Inc.                11,730
     1,300  Novellus Systems, Inc. (b)                23,478
     1,096  NVIDIA Corp. (b)                          12,582
       655  Texas Instruments, Inc.                   11,829
     1,692  Xilinx, Inc.                              34,584
                                                 -----------
                                                     293,089
                                                 -----------
            SOFTWARE -- 3.0%
       505  Adobe Systems, Inc. (b)                   13,812
     1,637  BMC Software, Inc. (b)                    56,755
     1,227  CA, Inc.                                  21,166
     1,432  Citrix Systems, Inc. (b)                  40,855
     3,280  Compuware Corp. (b)                       24,534
       594  Electronic Arts, Inc. (b)                 12,088
     1,601  Intuit, Inc. (b)                          37,031
     1,613  McAfee, Inc. (b)                          60,552


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
       588  Microsoft Corp.                      $    11,913
     5,074  Novell, Inc. (b)                          19,078
     2,392  Oracle Corp.                              46,261
       660  Salesforce.com, Inc. (b)                  28,255
     2,893  Symantec Corp. (b)                        49,904
                                                 -----------
                                                     422,204
                                                 -----------
            SPECIALTY RETAIL -- 5.1%
       332  AutoZone, Inc. (b)                        55,241
     1,310  Bed Bath & Beyond, Inc. (b)               39,850
     1,423  Best Buy Co., Inc.                        54,615
     1,928  GameStop Corp., Class A (b)               58,149
     3,328  Gap (The), Inc.                           51,717
     1,835  Home Depot (The), Inc.                    48,297
     3,727  Limited Brands, Inc.                      42,562
     1,777  Lowe's Cos., Inc.                         38,206
     1,543  O'Reilly Automotive, Inc. (b)             59,946
     6,305  RadioShack Corp.                          88,774
       624  Sherwin-Williams (The) Co.                35,343
     2,984  Staples, Inc.                             61,530
     1,003  Tiffany & Co.                             29,027
     2,107  TJX (The) Cos., Inc.                      58,933
                                                 -----------
                                                     722,190
                                                 -----------
            TEXTILES, APPAREL & LUXURY
               GOODS -- 0.8%
       461  NIKE, Inc., Class B                       24,189
     1,023  Polo Ralph Lauren Corp.                   55,078
       568  VF Corp.                                  33,665
                                                 -----------
                                                     112,932
                                                 -----------
            THRIFTS & MORTGAGE FINANCE --
               0.1%
       924  Hudson City Bancorp, Inc.                 11,605
                                                 -----------
            TOBACCO -- 0.5%
       675  Altria Group, Inc.                        11,023
       175  Lorillard, Inc.                           11,047
       304  Philip Morris International, Inc.         11,005
       905  Reynolds American, Inc.                   34,372
                                                 -----------
                                                      67,447
                                                 -----------
            TRADING COMPANIES &
               DISTRIBUTORS -- 0.5%
       672  Fastenal Co.                              25,778
       616  W.W. Grainger, Inc.                       51,670
                                                 -----------
                                                      77,448
                                                 -----------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.6%
     1,065  American Tower Corp., Class A (b)         33,825


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            WIRELESS TELECOMMUNICATION
               SERVICES (CONTINUED)
    12,109  Sprint Nextel Corp. (b)              $    52,795
                                                 -----------
                                                      86,620
                                                 -----------


            TOTAL COMMON STOCKS -- 99.9%
             (Cost $14,288,195)                   14,052,812

            MONEY MARKET FUND -- 0.3%
    41,063  Morgan Stanley Institutional
             Treasury Money Market Fund-
             0.05% (c)
              (Cost $41,063)                          41,063
                                                 -----------

            TOTAL INVESTMENTS -- 100.2%
              (Cost $14,329,258) (d)              14,093,875
            NET OTHER ASSETS AND
              LIABILITIES -- (0.2)%                  (31,625)
                                                 -----------
            NET ASSETS -- 100.0%                 $14,062,250
                                                 ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $849,335 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,084,718.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 14,093,875
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                           $ 14,093,875
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 0.2%
       215  Alliant Techsystems, Inc. (b)        $    17,125
                                                 -----------
            AIRLINES -- 0.5%
     1,231  Alaska Air Group, Inc. (b)                20,656
     3,950  JetBlue Airways Corp. (b)                 19,474
                                                 -----------
                                                      40,130
                                                 -----------
            AUTO COMPONENTS -- 0.3%
       355  BorgWarner, Inc.                          10,277
       724  Gentex Corp.                               9,680
                                                 -----------
                                                      19,957
                                                 -----------
            AUTOMOBILES -- 0.1%
       461  Thor Industries, Inc.                     10,598
                                                 -----------
            BEVERAGES -- 0.8%
       801  Hansen Natural Corp. (b)                  32,649
     1,254  PepsiAmericas, Inc.                       30,811
                                                 -----------
                                                      63,460
                                                 -----------
            BIOTECHNOLOGY -- 0.5%
       565  OSI Pharmaceuticals, Inc. (b)             18,967
       218  United Therapeutics Corp. (b)             13,692
       251  Vertex Pharmaceuticals, Inc. (b)           7,736
                                                 -----------
                                                      40,395
                                                 -----------
            BUILDING PRODUCTS -- 0.1%
       272  Lennox International, Inc.                 8,674
                                                 -----------
            CAPITAL MARKETS -- 1.3%
    10,357  Apollo Investment Corp.                   49,714
       315  Eaton Vance Corp.                          8,622
       522  Jefferies Group, Inc.                     10,215
       732  Raymond James Financial, Inc.             11,485
       798  Waddell & Reed Financial, Inc.,
               Class A                                17,883
                                                 -----------
                                                      97,919
                                                 -----------
            CHEMICALS -- 4.5%
       640  Airgas, Inc.                              27,597
       993  Albemarle Corp.                           26,632
     2,791  Ashland, Inc.                             61,290
     3,429  Cabot Corp.                               50,063
       668  FMC Corp.                                 32,552
       900  Minerals Technologies, Inc.               33,471
     2,021  Olin Corp.                                25,465
     1,039  Scotts Miracle-Gro (The) Co.,
               Class A                                35,087
       613  Sensient Technologies Corp.               14,332
     1,283  Terra Industries, Inc.                    34,000
       361  Valspar (The) Corp.                        8,664
                                                 -----------
                                                     349,153
                                                 -----------
            COMMERCIAL BANKS -- 1.9%
       934  Associated Banc-Corp.                     14,449
       219  Bank of Hawaii Corp.                       7,695


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
     2,073  Cathay General Bancorp               $    23,259
       213  City National Corp.                        7,796
       199  Commerce Bancshares, Inc.                  6,587
       154  Cullen/Frost Bankers, Inc.                 7,252
     4,621  International Bancshares Corp.            62,430
       613  TCF Financial Corp.                        8,527
       392  Trustmark Corp.                            8,522
                                                 -----------
                                                     146,517
                                                 -----------
            COMMERCIAL SERVICES & SUPPLIES --
               2.4%
       272  Brink's (The) Co.                          7,711
       150  Clean Harbors, Inc. (b)                    7,515
       729  Copart, Inc. (b)                          22,883
     1,688  Corrections Corp. of America (b)          23,851
     1,497  Deluxe Corp.                              21,707
     2,772  HNI Corp.                                 42,966
       720  Mine Safety Appliances Co.                17,748
     1,681  Rollins, Inc.                             30,258
       561  Waste Connections, Inc. (b)               14,463
                                                 -----------
                                                     189,102
                                                 -----------
            COMMUNICATIONS EQUIPMENT --
               2.9%
    11,664  3Com Corp. (b)                            47,239
     1,334  ADTRAN, Inc.                              28,214
     1,188  Avocent Corp. (b)                         17,155
       635  CommScope, Inc. (b)                       15,938
     1,376  F5 Networks, Inc. (b)                     37,524
     4,181  Palm, Inc. (b)                            43,859
       597  Plantronics, Inc.                          7,606
     1,405  Polycom, Inc. (b)                         26,189
                                                 -----------
                                                     223,724
                                                 -----------
            COMPUTERS & PERIPHERALS -- 1.0%
       338  Diebold, Inc.                              8,934
       942  Imation Corp.                              9,420
     1,813  NCR Corp. (b)                             18,402
     1,864  Western Digital Corp. (b)                 43,841
                                                 -----------
                                                      80,597
                                                 -----------
            CONSTRUCTION & ENGINEERING --
               1.8%
     1,382  Aecom Technology Corp. (b)                35,559
       577  Granite Construction, Inc.                22,763
     1,566  KBR, Inc.                                 24,461
     1,680  Quanta Services, Inc. (b)                 38,186
       357  URS Corp. (b)                             15,729
                                                 -----------
                                                     136,698
                                                 -----------
            CONSTRUCTION MATERIALS -- 0.1%
        91  Martin Marietta Materials, Inc.            7,647
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            CONSUMER FINANCE -- 0.2%
     1,230  AmeriCredit Corp. (b)                $    12,509
                                                 -----------
            CONTAINERS & PACKAGING -- 2.0%
       694  AptarGroup, Inc.                          21,535
       650  Greif, Inc., Class A                      29,425
     1,661  Packaging Corp. of America                26,360
       687  Sonoco Products Co.                       16,770
     5,369  Temple-Inland, Inc.                       64,106
                                                 -----------
                                                     158,196
                                                 -----------
            DISTRIBUTORS -- 0.6%
     2,526  LKQ Corp. (b)                             42,892
                                                 -----------
            DIVERSIFIED CONSUMER SERVICES --
               3.0%
       319  Brink's Home Security Holdings,
               Inc. (b)                                8,479
     1,203  Career Education Corp. (b)                26,514
     1,853  Corinthian Colleges, Inc. (b)             28,536
       598  DeVry, Inc.                               25,451
       297  ITT Educational Services, Inc. (b)        29,929
       500  Matthews International Corp.,
               Class A                                15,660
     1,995  Regis Corp.                               38,184
     8,262  Service Corp. International               37,427
       120  Strayer Education, Inc.                   22,729
                                                 -----------
                                                     232,909
                                                 -----------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.1%
     3,134  Cincinnati Bell, Inc. (b)                  8,744
                                                 -----------
            ELECTRIC UTILITIES -- 1.9%
       640  DPL, Inc.                                 14,355
     2,141  Great Plains Energy, Inc.                 30,980
     1,574  Hawaiian Electric Industries, Inc.        24,460
       926  IDACORP, Inc.                             22,196
     3,071  NV Energy, Inc.                           31,478
     1,234  Westar Energy, Inc.                       21,632
                                                 -----------
                                                     145,101
                                                 -----------
            ELECTRICAL EQUIPMENT -- 2.2%
       692  AMETEK, Inc.                              22,289
     1,069  Hubbell, Inc., Class B                    35,491
       340  Roper Industries, Inc.                    15,501
     1,152  Thomas & Betts Corp. (b)                  35,850
     3,224  Woodward Governor Co.                     64,351
                                                 -----------
                                                     173,482
                                                 -----------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS --
               0.7%
       152  Itron, Inc. (b)                            6,992
       387  National Instruments Corp.                 8,529


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS
               (CONTINUED)
     1,324  Tech Data Corp. (b)                  $    38,118
                                                 -----------
                                                      53,639
                                                 -----------
            ENERGY EQUIPMENT & SERVICES --
               2.1%
       919  FMC Technologies, Inc. (b)                31,457
       633  Helmerich & Payne, Inc.                   19,509
       587  Oceaneering International, Inc. (b)       26,750
     2,005  Pride International, Inc. (b)             45,513
       971  Tidewater, Inc.                           41,996
                                                 -----------
                                                     165,225
                                                 -----------
            FOOD & STAPLES RETAILING -- 0.8%
     1,127  BJ's Wholesale Club, Inc. (b)             37,574
       963  Ruddick Corp.                             24,711
                                                 -----------
                                                      62,285
                                                 -----------
            FOOD PRODUCTS -- 1.7%
     1,700  Corn Products International, Inc.         40,630
     1,535  Flowers Foods, Inc.                       35,459
       174  Lancaster Colony Corp.                     7,621
       669  Ralcorp Holdings, Inc. (b)                38,240
       332  Tootsie Roll Industries, Inc.              8,084
                                                 -----------
                                                     130,034
                                                 -----------
            GAS UTILITIES -- 2.2%
       815  AGL Resources, Inc.                       25,404
     1,237  Energen Corp.                             44,680
       470  National Fuel Gas Co.                     15,374
       956  ONEOK, Inc.                               25,019
     1,527  UGI Corp.                                 35,029
       879  WGL Holdings, Inc.                        27,372
                                                 -----------
                                                     172,878
                                                 -----------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 4.2%
       565  Beckman Coulter, Inc.                     29,696
       594  Edwards Lifesciences Corp. (b)            37,648
       633  Gen-Probe, Inc. (b)                       30,485
     3,644  Hill-Rom Holdings, Inc.                   47,299
     1,101  Hologic, Inc. (b)                         16,361
       417  IDEXX Laboratories, Inc. (b)              16,388
       860  Immucor, Inc. (b)                         14,010
     1,024  Kinetic Concepts, Inc. (b)                25,354
       746  Masimo Corp. (b)                          21,559
       612  ResMed, Inc. (b)                          23,531
       929  STERIS Corp.                              22,389
       369  Teleflex, Inc.                            15,860
       842  Thoratec Corp. (b)                        24,469
                                                 -----------
                                                     325,049
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.3%
     1,880 Community Health Systems, Inc. (b) $ 42,939 8,382 Health Management Associates,
               Inc., Class A (b)                      39,144
       996  Health Net, Inc. (b)                      14,382
       721  Henry Schein, Inc. (b)                    29,590
     2,411  Kindred Healthcare, Inc. (b)              31,391
     1,728  LifePoint Hospitals, Inc. (b)             44,669
       331  Lincare Holdings, Inc. (b)                 7,987
     1,177  Omnicare, Inc.                            30,261
       218  Owens & Minor, Inc.                        7,560
     1,375  Psychiatric Solutions, Inc. (b)           26,661
       752  Universal Health Services, Inc.,
               Class B                                37,901
       959  VCA Antech, Inc. (b)                      23,994
                                                 -----------
                                                     336,479
                                                 -----------
            HEALTH CARE TECHNOLOGY -- 0.5%
       656  Cerner Corp. (b)                          35,293
                                                 -----------
            HOTELS, RESTAURANTS & LEISURE --
               2.9%
     1,889  Cheesecake Factory (The), Inc. (b)        32,812
       434  Chipotle Mexican Grill, Inc.,
               Class A (b)                            35,193
     1,307  International Speedway Corp.,
               Class A                                30,950
     2,870  Life Time Fitness, Inc. (b)               53,841
       645  Panera Bread Co., Class A (b)             36,126
     7,165  Wendy's/Arby's Group, Inc., Class
               A                                      35,825
                                                 -----------
                                                     224,747
                                                 -----------
            HOUSEHOLD DURABLES -- 0.9%
       463  M.D.C. Holdings, Inc.                     15,825
        17  NVR, Inc. (b)                              8,591
       433  Ryland Group, Inc.                         8,968
       397  Toll Brothers, Inc. (b)                    8,043
     1,273  Tupperware Brands Corp.                   31,863
                                                 -----------
                                                      73,290
                                                 -----------
            HOUSEHOLD PRODUCTS -- 0.5%
       414  Church & Dwight Co., Inc.                 22,526
       290  Energizer Holdings, Inc. (b)              16,617
                                                 -----------
                                                      39,143
                                                 -----------
            INDUSTRIAL CONGLOMERATES -- 0.4%
     1,469  Carlisle Cos., Inc.                       33,420
                                                 -----------
            INSURANCE -- 1.6%
     1,796  American Financial Group, Inc.            31,574
       762  Brown & Brown, Inc.                       14,829
       272  First American Corp.                       7,638
       250  Hanover Insurance Group, Inc.              7,495


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
       572  HCC Insurance Holdings, Inc.         $    13,682
       223  Reinsurance Group of America, Inc.         7,089
     1,266  StanCorp Financial Group, Inc.            34,726
       320  W.R. Berkley Corp.                         7,651
                                                 -----------
                                                     124,684
                                                 -----------
            INTERNET & CATALOG RETAIL -- 0.9%
       840  NetFlix, Inc. (b)                         38,060
       366  Priceline.com, Inc. (b)                   35,535
                                                 -----------
                                                      73,595
                                                 -----------
            INTERNET SOFTWARE & SERVICES --
               0.7%
       967  Digital River, Inc. (b)                   37,152
     1,694  ValueClick, Inc. (b)                      17,957
                                                 -----------
                                                      55,109
                                                 -----------
            IT SERVICES -- 3.3%
     1,948  Acxiom Corp.                              18,798
     1,937  Broadridge Financial Solutions,
               Inc.                                   37,481
       208  DST Systems, Inc. (b)                      7,523
       863  Global Payments, Inc.                     27,668
       727  Hewitt Associates, Inc., Class A
               (b)                                    22,799
       471  Lender Processing Services, Inc.          13,499
       516  ManTech International Corp., Class
               A (b)                                  18,674
     1,806  Metavante Technologies, Inc. (b)          42,603
       861  NeuStar, Inc., Class A (b)                16,368
     1,930  SAIC, Inc. (b)                            34,933
       981  SRA International, Inc., Class A (b)      15,098
                                                 -----------
                                                     255,444
                                                 -----------
            LEISURE EQUIPMENT & PRODUCTS --
               0.5%
     5,020  Callaway Golf Co.                         37,901
                                                 -----------
            LIFE SCIENCES TOOLS & SERVICES --
               1.1%
       219  Bio-Rad Laboratories, Inc., Class A (b)   15,262
       607  Covance, Inc. (b)                         23,843
       264  TECHNE Corp.                              15,106
       911  Varian, Inc. (b)                          30,081
                                                 -----------
                                                      84,292
                                                 -----------
            MACHINERY -- 5.4%
     1,839  AGCO Corp. (b)                            44,688
       475  Bucyrus International, Inc.               10,312
     1,281  Crane Co.                                 29,578
       269  Donaldson Co., Inc.                        8,874
     5,471  Federal Signal Corp.                      42,510


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
     1,301  Harsco Corp.                         $    35,842
       659  IDEX Corp.                                16,640
       338  Joy Global, Inc.                           8,619
     1,779  Kennametal, Inc.                          36,380
       761  Nordson Corp.                             27,609
     4,278  Oshkosh Corp.                             41,069
       998  Pentair, Inc.                             26,587
       307  SPX Corp.                                 14,174
     2,582  Timken (The) Co.                          41,519
       820  Wabtec Corp.                              31,275
                                                 -----------
                                                     415,676
                                                 -----------
            MARINE -- 0.5%
     1,515  Alexander & Baldwin, Inc.                 40,360
                                                 -----------
            MEDIA -- 1.6%
     6,737  Harte-Hanks, Inc.                         55,648
       242  John Wiley & Sons, Inc., Class A           8,204
       815  Marvel Entertainment, Inc. (b)            24,320
     1,913  Scholastic Corp.                          37,743
                                                 -----------
                                                     125,915
                                                 -----------
            METALS & MINING -- 2.0%
     2,553  Carpenter Technology Corp.                52,771
     3,121  Commercial Metals Co.                     46,440
     1,095  Reliance Steel & Aluminum Co.             38,577
     1,636  Steel Dynamics, Inc.                      20,368
                                                 -----------
                                                     158,156
                                                 -----------
            MULTILINE RETAIL -- 2.2%
     3,121  99 Cents Only Stores (b)                  33,520
       809  Dollar Tree, Inc. (b)                     34,253
    19,274  Saks, Inc. (b)                           100,417
                                                 -----------
                                                     168,190
                                                 -----------
            MULTI-UTILITIES -- 1.4%
       876  Alliant Energy Corp.                      19,587
       403  Black Hills Corp.                          8,012
     1,786  MDU Resources Group, Inc.                 31,380
       452  NSTAR                                     14,197
       908  OGE Energy Corp.                          23,345
       684  Vectren Corp.                             15,164
                                                 -----------
                                                     111,685
                                                 -----------
            OFFICE ELECTRONICS -- 0.2%
       758  Zebra Technologies Corp., Class A
               (b)                                    16,108
                                                 -----------
            OIL, GAS & CONSUMABLE FUELS -- 4.3%
     2,696  Arch Coal, Inc.                           37,663
     1,621  Bill Barrett Corp. (b)                    42,114
       242  Comstock Resources, Inc. (b)               8,339
     1,455  Denbury Resources, Inc. (b)               23,687
       620  Encore Acquisition Co. (b)                18,098


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
     2,254  Frontier Oil Corp.                   $    28,648
     1,860  Mariner Energy, Inc. (b)                  21,167
       635  Newfield Exploration Co. (b)              19,799
     1,590  Overseas Shipholding Group, Inc.          45,649
     9,715  Patriot Coal Corp. (b)                    61,205
     1,894  Southern Union Co.                        30,134
                                                 -----------
                                                     336,503
                                                 -----------
            PERSONAL PRODUCTS -- 1.1%
       956  Alberto-Culver Co.                        21,309
     2,560  NBTY, Inc. (b)                            66,330
                                                 -----------
                                                      87,639
                                                 -----------
            PHARMACEUTICALS -- 1.0%
       815  Endo Pharmaceuticals Holdings,
               Inc. (b)                               13,480
     1,165  Medicis Pharmaceutical Corp.,
               Class A                                18,722
       581  Perrigo Co.                               15,059
     1,475  Sepracor, Inc. (b)                        20,960
       405  Valeant Pharmaceuticals
               International (b)                       6,788
                                                 -----------
                                                      75,009
                                                 -----------
            PROFESSIONAL SERVICES -- 1.2%
       437  FTI Consulting, Inc. (b)                  23,983
       457  Manpower, Inc.                            19,692
     1,211  MPS Group, Inc. (b)                        9,736
       552  Navigant Consulting, Inc. (b)              8,120
       584  Watson Wyatt Worldwide, Inc.,
               Class A                                30,981
                                                 -----------
                                                      92,512
                                                 -----------
            REAL ESTATE INVESTMENT TRUSTS --
               3.6%
       396  Alexandria Real Estate Equities,
               Inc.                                   14,446
       367  BRE Properties, Inc.                       9,017
     3,932  Duke Realty Corp.                         38,416
     1,802  Hospitality Properties Trust              22,056
       381  Liberty Property Trust                     9,274
     4,606  Macerich (The) Co.                        80,743
       364  Mack-Cali Realty Corp.                     9,777
       512  Omega Healthcare Investors, Inc.           8,049
       311  Potlatch Corp.                             9,146
       477  Rayonier, Inc.                            18,422
     2,002  SL Green Realty Corp.                     35,355
     1,514  Weingarten Realty Investors               23,528
                                                 -----------
                                                     278,229
                                                 -----------
            ROAD & RAIL -- 1.3%
       598  J.B. Hunt Transport Services, Inc.        16,816
     2,836  Kansas City Southern (b)                  43,249


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ROAD & RAIL (CONTINUED)
       431  Landstar System, Inc.                $    15,348
     1,430  Werner Enterprises, Inc.                  23,380
                                                 -----------
                                                      98,793
                                                 -----------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.1%
     7,943  Atmel Corp. (b)                           30,501
     1,532  Cree, Inc. (b)                            41,961
       534  International Rectifier Corp. (b)          9,014
       317  Lam Research Corp. (b)                     8,838
     2,700  Semtech Corp. (b)                         38,934
     1,092  Silicon Laboratories, Inc. (b)            36,320
                                                 -----------
                                                     165,568
                                                 -----------
            SOFTWARE -- 3.7%
     1,922  ACI Worldwide, Inc. (b)                   33,193
     1,082  Advent Software, Inc. (b)                 35,966
       574  ANSYS, Inc. (b)                           15,854
       577  FactSet Research Systems, Inc.            30,921
     1,537  Fair Isaac Corp.                          25,852
       883  Jack Henry & Associates, Inc.             15,912
     2,026  Macrovision Solutions Corp. (b)           40,966
       722  Parametric Technology Corp. (b)            8,050
     1,190  Sybase, Inc. (b)                          40,412
     1,391  Synopsys, Inc. (b)                        30,296
     1,126  Wind River Systems, Inc. (b)               8,254
                                                 -----------
                                                     285,676
                                                 -----------
            SPECIALTY RETAIL -- 6.6%
       877  Advance Auto Parts, Inc.                  38,369
     1,357  Aeropostale, Inc. (b)                     46,097
     2,356  American Eagle Outfitters, Inc.           34,916
     1,011  Barnes & Noble, Inc.                      26,407
     5,369  Chico's FAS, Inc. (b)                     41,019
     5,744  Coldwater Creek, Inc. (b)                 19,817
     2,960  Collective Brands, Inc. (b)               42,979
     1,010  Dick's Sporting Goods, Inc. (b)           19,190
     2,751  Foot Locker, Inc.                         32,709
     1,026  Guess?, Inc.                              26,717
       547  J. Crew Group, Inc. (b)                    9,414
     1,720  PetSmart, Inc.                            39,354
     1,489  Rent-A-Center, Inc. (b)                   28,663
     1,005  Ross Stores, Inc.                         38,130
       881  Urban Outfitters, Inc. (b)                17,171
     3,576  Williams-Sonoma, Inc.                     50,064
                                                 -----------
                                                     511,016
                                                 -----------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.3%
       753  Hanesbrands, Inc. (b)                     12,394
     1,271  Phillips-Van Heusen Corp.                 36,897
     1,811  Timberland (The) Co., Class A (b)         29,411


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TEXTILES, APPAREL & LUXURY GOODS
               (CONTINUED)
       901  Warnaco Group (The), Inc. (b)        $    25,985
                                                 -----------
                                                     104,687
                                                 -----------
            THRIFTS & MORTGAGE FINANCE --
               0.5%
     1,569  Astoria Financial Corp.                   12,960
       661  First Niagara Financial Group,
               Inc.                                    8,950
     1,228  NewAlliance Bancshares, Inc.              15,853
                                                 -----------
                                                      37,763
                                                 -----------
            TOBACCO -- 0.4%
       964  Universal Corp.                           29,074
                                                 -----------
            TRADING COMPANIES & DISTRIBUTORS --
               0.8%
     1,782  GATX Corp.                                53,656
       232  MSC Industrial Direct Co., Inc.,
               Class A                                 9,477
                                                 -----------
                                                      63,133
                                                 -----------
            WATER UTILITIES -- 0.2%
       721  Aqua America, Inc.                        13,230
                                                 -----------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.8%
     2,287  Syniverse Holdings, Inc. (b)              28,816
     1,088  Telephone and Data Systems, Inc.          31,193
                                                 -----------
                                                      60,009
                                                 -----------


            TOTAL COMMON STOCKS -- 99.9%
             (Cost $7,691,839)                     7,762,967

            MONEY MARKET FUND -- 0.5%
    38,023  Morgan Stanley Institutional
             Treasury Money Market Fund-
               0.05% (c)
              (Cost $38,023)                          38,023
                                                 -----------

            TOTAL INVESTMENTS -- 100.4%
              (Cost $7,729,862) (d)                7,800,990
            NET OTHER ASSETS AND
              LIABILITIES -- (0.4)%                  (31,544)
                                                 -----------
            NET ASSETS -- 100.0%                 $ 7,769,446
                                                 ===========


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $789,322 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $718,194.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments            $ 7,800,990
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                            $ 7,800,990
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.6%
       784  AAR Corp. (b)                        $    11,815
       314  Aerovironment, Inc. (b)                    7,429
       176  American Science & Engineering,
               Inc.                                   10,606
       810  Applied Signal Technology, Inc.           16,006
       234  Axsys Technologies, Inc. (b)               9,807
       517  Cubic Corp.                               14,843
       234  Curtiss-Wright Corp.                       7,481
       649  Esterline Technologies Corp. (b)          17,101
       573  Moog, Inc., Class A (b)                   15,345
       387  Stanley, Inc. (b)                          9,977
       123  Teledyne Technologies, Inc. (b)            3,927
       429  Triumph Group, Inc.                       17,730
                                                 -----------
                                                     142,067
                                                 -----------
            AIR FREIGHT & LOGISTICS -- 0.2%
       202  Forward Air Corp.                          3,367
       385  Hub Group, Inc., Class A (b)               8,855
                                                 -----------
                                                      12,222
                                                 -----------
            AIRLINES -- 0.1%
       527  SkyWest, Inc.                              6,345
                                                 -----------
            AUTO COMPONENTS -- 0.6%
     4,075  Spartan Motors, Inc.                      32,885
                                                 -----------
            BEVERAGES -- 0.1%
       157  Boston Beer (The) Co., Inc., Class
               A (b)                                   4,176
                                                 -----------
            BIOTECHNOLOGY -- 0.6%
     3,957  ArQule, Inc. (b)                          17,609
       401  Cubist Pharmaceuticals, Inc. (b)           6,656
       473  Regeneron Pharmaceuticals, Inc. (b)        6,272
                                                 -----------
                                                      30,537
                                                 -----------
            BUILDING PRODUCTS -- 0.9%
     1,492  Apogee Enterprises, Inc.                  19,993
     3,471  Gibraltar Industries, Inc.                23,255
       123  Universal Forest Products, Inc.            4,128
                                                 -----------
                                                      47,376
                                                 -----------
            CAPITAL MARKETS -- 1.0%
        89  Greenhill & Co., Inc.                      6,900
       257  Investment Technology Group, Inc. (b)      5,855
     1,752  LaBranche & Co., Inc. (b)                  7,323
       303  Stifel Financial Corp. (b)                14,917
       633  SWS Group, Inc.                            8,096
     1,489  TradeStation Group, Inc. (b)              12,076
                                                 -----------
                                                      55,167
                                                 -----------
            CHEMICALS -- 2.8%
       484  A. Schulman, Inc.                          7,594
     1,016  American Vanguard Corp.                   12,995


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            CHEMICALS (CONTINUED)
       346  Arch Chemicals, Inc.                 $     8,366
       652  Balchem Corp.                             16,228
       694  Calgon Carbon Corp. (b)                   11,784
       252  H.B. Fuller Co.                            4,450
       370  NewMarket Corp.                           23,310
       848  OM Group, Inc. (b)                        23,625
       903  Penford Corp.                              4,037
     1,651  Quaker Chemical Corp.                     19,317
       480  Stepan Co.                                18,994
                                                 -----------
                                                     150,700
                                                 -----------
            COMMERCIAL BANKS -- 2.6%
       512  Columbia Banking System, Inc.              5,069
       196  Community Banking System, Inc.             3,224
     3,077  First BanCorp                             16,954
       136  First Financial Bankshares, Inc.           6,702
       763  First Midwest Bancorp, Inc.                6,760
       209  Glacier Bancorp, Inc.                      3,202
       164  Home Bancshares, Inc.                      3,616
       444  Independent Bank Corp. - MA                8,862
       395  National Penn Bancshares, Inc.             3,195
       151  NBT Bancorp, Inc.                          3,576
       293  Old National Bancorp                       3,994
       240  Prosperity Bancshares, Inc.                6,665
       154  S&T Bancorp, Inc.                          2,752
       348  Signature Bank (b)                         9,462
       501  Sterling Bancshares, Inc.                  3,332
       702  Susquehanna Bancshares, Inc.               5,658
       152  Tompkins Financial Corp.                   6,407
     2,170  UCBH Holdings, Inc.                        2,778
       723  Umpqua Holdings Corp.                      6,933
       190  United Bankshares, Inc.                    4,929
       788  United Community Banks, Inc.               5,083
       572  Whitney Holding Corp.                      6,841
       799  Wintrust Financial Corp.                  13,583
                                                 -----------
                                                     139,577
                                                 -----------
            COMMERCIAL SERVICES & SUPPLIES --
               2.6%
       200  ABM Industries, Inc.                       3,504
       293  ATC Technology Corp. (b)                   4,656
     3,062  Bowne & Co., Inc.                         15,647
     1,030  Consolidated Graphics, Inc. (b)           20,003
       693  G&K Services, Inc., Class A               17,304
       247  Geo Group (The), Inc. (b)                  4,108
       657  Healthcare Services Group, Inc.           11,747
       569  Mobile Mini, Inc. (b)                      7,795
       715  Standard Register (The) Co.                3,732
       788  Sykes Enterprises, Inc. (b)               15,492
       643  Tetra Tech, Inc. (b)                      15,792
       467  United Stationers, Inc. (b)               15,285


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
       232  Viad Corp.                           $     4,426
                                                 -----------
                                                     139,491
                                                 -----------
            COMMUNICATIONS EQUIPMENT --
               3.1%
     2,223  Arris Group, Inc. (b)                     23,719
       555  Black Box Corp.                           15,190
     1,091  Blue Coat Systems, Inc. (b)               14,467
       132  Comtech Telecommunications Corp. (b)       4,418
       854  Digi International, Inc. (b)               6,209
       563  EMS Technologies, Inc. (b)                10,725
     1,512  Harmonic, Inc. (b)                        11,083
       816  NETGEAR, Inc. (b)                         13,064
     3,810  PC-Tel, Inc. (b)                          18,555
     2,808  Symmetricom, Inc. (b)                     13,984
       991  Tekelec (b)                               15,361
     2,260  Tollgrade Communications, Inc. (b)        13,447
       472  ViaSat, Inc. (b)                          10,851
                                                 -----------
                                                     171,073
                                                 -----------
            COMPUTERS & PERIPHERALS -- 0.7%
       315  Intermec, Inc. (b)                         3,805
     2,332  Novatel Wireless, Inc. (b)                15,974
       612  Synaptics, Inc. (b)                       19,878
                                                 -----------
                                                      39,657
                                                 -----------
            CONSTRUCTION & ENGINEERING --
               0.5%
       763  EMCOR Group, Inc. (b)                     15,863
       838  Insituform Technologies, Inc.,
               Class A (b)                            12,846
                                                 -----------
                                                      28,709
                                                 -----------
            CONSTRUCTION MATERIALS -- 0.4%
       270  Eagle Materials, Inc.                      7,506
       393  Texas Industries, Inc.                    12,568
                                                 -----------
                                                      20,074
                                                 -----------
            CONSUMER FINANCE -- 0.9%
     1,046  Cash America International, Inc.          23,389
       878  First Cash Financial Services,
               Inc. (b)                               14,434
     1,872  Rewards Network, Inc. (b)                  6,982
       192  World Acceptance Corp. (b)                 5,699
                                                 -----------
                                                      50,504
                                                 -----------
            CONTAINERS & PACKAGING -- 0.7%
     2,668  Myers Industries, Inc.                    26,760
       242  Rock-Tenn Co., Class A                     9,138
                                                 -----------
                                                      35,898
                                                 -----------


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DISTRIBUTORS -- 0.1%
       955  Audiovox Corp., Class A (b)          $     5,310
                                                 -----------
            DIVERSIFIED CONSUMER SERVICES --
               1.1%
       390  American Public Education, Inc. (b)       14,040
       247  Capella Education Co. (b)                 12,691
       500  Coinstar, Inc. (b)                        17,795
       409  Hillenbrand, Inc.                          7,436
       113  Pre-Paid Legal Services, Inc. (b)          4,162
       273  Universal Technical Institute,
               Inc. (b)                                3,887
                                                 -----------
                                                      60,011
                                                 -----------
            DIVERSIFIED FINANCIAL SERVICES --
               0.1%
       155  Financial Federal Corp.                    3,815
       122  Portfolio Recovery Associates,
               Inc. (b)                                4,266
                                                 -----------
                                                       8,081
                                                 -----------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.8%
     4,201  FairPoint Communications, Inc.             4,369
     1,471  General Communication, Inc., Class
               A (b)                                  11,268
       572  Iowa Telecommunications Services,
               Inc.                                    7,539
       666  Neutral Tandem, Inc. (b)                  19,047
                                                 -----------
                                                      42,223
                                                 -----------
            ELECTRIC UTILITIES -- 0.9%
       368  ALLETE, Inc.                               9,583
       568  Central Vermont Public Service
               Corp.                                   9,747
       302  Cleco Corp.                                6,369
       930  El Paso Electric Co. (b)                  12,834
       440  UIL Holdings Corp.                        10,160
       116  UniSource Energy Corp.                     3,053
                                                 -----------
                                                      51,746
                                                 -----------
            ELECTRICAL EQUIPMENT -- 2.1%
       390  A.O. Smith Corp.                          12,125
       581  Acuity Brands, Inc.                       16,698
       497  AZZ, Inc. (b)                             15,372
       904  Baldor Electric Co.                       20,973
       743  Brady Corp., Class A                      15,655
     3,542  C&D Technologies, Inc. (b)                 7,757
       191  II-VI, Inc. (b)                            4,578
     3,641  Magnetek, Inc. (b)                         6,372
       428  Regal-Beloit Corp.                        17,390
                                                 -----------
                                                     116,920
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS --
               4.1%
       414  Anixter International, Inc. (b)      $    16,469
       585  Benchmark Electronics, Inc. (b)            7,096
       245  Cognex Corp.                               3,447
     4,538  CTS Corp.                                 27,546
       500  Daktronics, Inc.                           4,520
       244  FARO Technologies, Inc. (b)                3,699
     6,855  Gerber Scientific, Inc. (b)               27,077
       894  Littelfuse, Inc. (b)                      14,653
     1,447  LoJack Corp. (b)                           4,949
     2,746  Methode Electronics, Inc.                 16,531
       432  MTS Systems Corp.                          9,128
     3,706  Newport Corp. (b)                         18,493
       190  Park Electrochemical Corp.                 3,914
       711  Plexus Corp. (b)                          15,749
       521  Rogers Corp. (b)                          13,259
       529  ScanSource, Inc. (b)                      13,071
       500  SYNNEX Corp. (b)                          10,765
     1,695  TTM Technologies, Inc. (b)                12,577
                                                 -----------
                                                     222,943
                                                 -----------
            ENERGY EQUIPMENT &
               SERVICES -- 2.5%
       987  Atwood Oceanics, Inc. (b)                 22,030
       764  Bristow Group, Inc. (b)                   17,389
       230  CARBO Ceramics, Inc.                       7,063
       320  Dril-Quip, Inc. (b)                       11,002
     2,045  Gulf Island Fabrication, Inc.             26,462
       215  Hornbeck Offshore Services, Inc. (b)       4,994
       259  Lufkin Industries, Inc.                    9,039
     1,594  Matrix Service Co. (b)                    15,270
       346  NATCO Group, Inc., Class A (b)             8,325
       244  Oil States International, Inc. (b)         4,612
       169  SEACOR Holdings, Inc. (b)                 11,107
                                                 -----------
                                                     137,293
                                                 -----------
            FOOD & STAPLES RETAILING -- 1.6%
       927  Andersons (The), Inc.                     14,897
       614  Casey's General Stores, Inc.              16,339
     2,468  Great Atlantic & Pacific Tea (The)
               Co., Inc. (b)                          18,115
       350  Nash Finch Co.                            10,251
       425  Spartan Stores, Inc.                       6,915
       864  United Natural Foods, Inc. (b)            19,682
                                                 -----------
                                                      86,199
                                                 -----------
            FOOD PRODUCTS -- 2.1%
       585  Cal-Maine Foods, Inc.                     15,485
       587  Diamond Foods, Inc.                       15,374
       341  Green Mountain Coffee Roasters,
               Inc. (b)                               24,658


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS (CONTINUED)
       460  Hain Celestial Group (The),
               Inc. (b)                          $     7,677
       474  J & J Snack Foods Corp.                   18,372
       436  Sanderson Farms, Inc.                     17,396
       569  TreeHouse Foods, Inc. (b)                 15,130
                                                 -----------
                                                     114,092
                                                 -----------
            GAS UTILITIES -- 0.9%
       283  Atmos Energy Corp.                         6,993
       420  Laclede Group (The), Inc.                 14,566
        75  Northwest Natural Gas Co.                  3,067
       380  Piedmont Natural Gas Co., Inc.             9,279
        94  South Jersey Industries, Inc.              3,263
       467  Southwest Gas Corp.                        9,438
                                                 -----------
                                                      46,606
                                                 -----------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 3.8%
       570  Abaxis, Inc. (b)                           8,618
       882  American Medical Systems Holdings,
               Inc. (b)                               10,910
       102  Analogic Corp.                             3,713
       910  CONMED Corp. (b)                          12,121
       496  Cooper (The) Cos., Inc.                   14,260
     3,163  CryoLife, Inc. (b)                        17,175
       494  Cyberonics, Inc. (b)                       6,541
       677  Greatbatch, Inc. (b)                      14,244
       238  Haemonetics Corp. (b)                     12,288
       408  ICU Medical, Inc. (b)                     15,341
       132  Integra LifeSciences Holdings (b)          3,408
       409  Invacare Corp.                             6,295
       462  Kensey Nash Corp. (b)                      9,674
       537  Merit Medical Systems, Inc. (b)            8,329
       450  Neogen Corp. (b)                          10,201
     2,816  Osteotech, Inc. (b)                       10,757
       180  SurModics, Inc. (b)                        3,906
       519  Symmetry Medical, Inc. (b)                 3,768
    13,428  Theragenics Corp. (b)                     16,651
       200  West Pharmaceutical Services, Inc.         6,530
       685  Zoll Medical Corp. (b)                    11,015
                                                 -----------
                                                     205,745
                                                 -----------
            HEALTH CARE PROVIDERS & SERVICES
               -- 6.6%
       581  Air Methods Corp. (b)                     15,426
       515  Almost Family, Inc. (b)                   12,720
       238  Amedisys, Inc. (b)                         7,982
     3,212  AMN Healthcare Services, Inc. (b)         22,131
       413  AmSurg Corp. (b)                           8,483
       470  Bio-Reference Laboratories, Inc. (b)      12,065
       827  Catalyst Health Solutions, Inc. (b)       18,649
       364  Centene Corp. (b)                          6,687
       337  Chemed Corp.                              14,265


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
       324  CorVel Corp. (b)                     $     7,290
     2,001  Cross Country Healthcare, Inc. (b)        17,629
     1,078  Gentiva Health Services, Inc. (b)         17,173
     1,957  HealthSpring, Inc. (b)                    18,063
       374  Healthways, Inc. (b)                       3,901
       498  HMS Holdings Corp. (b)                    14,930
       402  inVentiv Health, Inc. (b)                  4,458
        65  Landauer, Inc.                             3,444
       441  LHC Group, Inc. (b)                       10,064
       450  Magellan Health Services, Inc. (b)        13,302
     2,253  MedCath Corp. (b)                         22,800
       111  MEDNAX, Inc. (b)                           3,985
       861  Molina Healthcare, Inc. (b)               18,641
       575  MWI Veterinary Supply, Inc. (b)           17,871
     1,689  Odyssey HealthCare, Inc. (b)              17,498
       985  PharMerica Corp. (b)                      17,976
       685  PSS World Medical, Inc. (b)                9,946
       376  RehabCare Group, Inc. (b)                  6,279
     1,125  Res-Care, Inc. (b)                        18,022
                                                 -----------
                                                     361,680
                                                 -----------
            HEALTH CARE TECHNOLOGY -- 1.3%
       394  Computer Programs & Systems, Inc.         13,786
     1,616  Eclipsys Corp. (b)                        21,331
       838  Omnicell, Inc. (b)                         7,374
       769  Phase Forward, Inc. (b)                   10,966
       362  Quality Systems, Inc.                     19,411
                                                 -----------
                                                      72,868
                                                 -----------
            HOTELS, RESTAURANTS & LEISURE --
               6.7%
       448  Buffalo Wild Wings, Inc. (b)              17,490
     1,252  California Pizza Kitchen, Inc. (b)        19,669
       506  CEC Entertainment, Inc. (b)               15,413
     1,170  CKE Restaurants, Inc.                     11,197
       572  Cracker Barrel Old Country Store,
               Inc.                                   18,653
     2,473  Interval Leisure Group, Inc. (b)          19,809
       563  Jack in the Box, Inc. (b)                 13,844
     3,138  Landry's Restaurants, Inc. (b)            28,681
     1,542  Marcus (The) Corp.                        19,583
     6,096  Multimedia Games, Inc. (b)                12,923
       716  P.F. Chang's China Bistro, Inc. (b)       21,609
       716  Papa John's International, Inc. (b)       19,002
       606  Peet's Coffee & Tea, Inc. (b)             16,532
     1,862  Pinnacle Entertainment, Inc. (b)          23,238
       743  Red Robin Gourmet Burgers, Inc. (b)       18,241
     4,488  Ruby Tuesday, Inc. (b)                    34,468
     5,416  Ruth's Hospitality Group, Inc. (b)        19,606
       327  Sonic Corp. (b)                            3,571


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
     1,719  Texas Roadhouse, Inc., Class A (b)   $    19,562
       313  WMS Industries, Inc. (b)                  10,050
                                                 -----------
                                                     363,141
                                                 -----------
            HOUSEHOLD DURABLES -- 1.2%
     1,164  Ethan Allen Interiors, Inc.               15,656
       953  Helen of Troy Ltd. (b)                    15,200
       287  Meritage Homes Corp. (b)                   5,972
       161  National Presto Industries, Inc.          11,473
     2,482  Russ Berrie & Co., Inc. (b)                4,741
       543  Universal Electronics, Inc. (b)           10,176
                                                 -----------
                                                      63,218
                                                 -----------
            HOUSEHOLD PRODUCTS -- 0.1%
       436  Central Garden & Pet Co., Class A (b)      3,955
       136  WD-40 Co.                                  3,680
                                                 -----------
                                                       7,635
                                                 -----------
            INDUSTRIAL CONGLOMERATES -- 0.6%
     1,781  Standex International Corp.               24,702
       401  Tredegar Corp.                             7,050
                                                 -----------
                                                      31,752
                                                 -----------
            INSURANCE -- 2.6%
        80  American Physicians Capital, Inc.          3,333
       428  Amerisafe, Inc. (b)                        6,574
       243  Delphi Financial Group, Inc.,
               Class A                                 4,197
       819  eHealth, Inc. (b)                         15,717
       193  Infinity Property & Casualty Corp.         6,801
     5,120  National Financial Partners Corp.         36,147
       139  Navigators Group (The), Inc. (b)           6,308
       841  Presidential Life Corp.                    8,990
       141  ProAssurance Corp. (b)                     6,195
        65  RLI Corp.                                  3,122
       422  Safety Insurance Group, Inc.              13,947
       539  Selective Insurance Group                  7,956
       532  Tower Group, Inc.                         14,465
       272  Zenith National Insurance Corp.            6,199
                                                 -----------
                                                     139,951
                                                 -----------
            INTERNET & CATALOG RETAIL -- 1.1%
       109  Blue Nile, Inc. (b)                        4,639
       689  NutriSystem, Inc.                          9,467
       795  PetMed Express, Inc. (b)                  12,927
     1,013  Stamps.com, Inc. (b)                       9,482
     4,440  Ticketmaster Entertainment, Inc. (b)      23,354
                                                 -----------
                                                      59,869
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INTERNET SOFTWARE & SERVICES --
               1.3%
       131  Bankrate, Inc. (b)                   $     3,275
       542  comScore, Inc. (b)                         6,916
       500  DealerTrack Holdings, Inc. (b)             7,590
       599  j2 Global Communications, Inc. (b)        14,370
     1,199  Knot (The), Inc. (b)                      10,875
     2,427  Perficient, Inc. (b)                      16,916
       735  United Online, Inc.                        3,895
       273  Websense, Inc. (b)                         4,868
                                                 -----------
                                                      68,705
                                                 -----------
            IT SERVICES -- 1.9%
       359  CACI International, Inc., Class A (b)     14,198
     6,001  CIBER, Inc. (b)                           19,383
       918  CSG Systems International, Inc. (b)       13,311
     1,106  Cybersource Corp. (b)                     16,159
       319  Forrester Research, Inc. (b)               8,106
     1,659  Gevity HR, Inc.                            6,570
       381  Integral Systems, Inc. (b)                 2,526
     3,171  StarTek, Inc. (b)                         13,065
       539  Wright Express Corp. (b)                  12,332
                                                 -----------
                                                     105,650
                                                 -----------
            LEISURE EQUIPMENT & PRODUCTS --
               1.3%
     4,277  Arctic Cat, Inc.                          17,108
     1,327  JAKKS Pacific, Inc. (b)                   16,786
       458  Polaris Industries, Inc.                  15,320
       245  Pool Corp.                                 4,376
     1,329  Sturm Ruger & Co., Inc.                   16,360
                                                 -----------
                                                      69,950
                                                 -----------
            LIFE SCIENCES TOOLS & SERVICES --
               0.6%
     5,748  Cambrex Corp. (b)                         13,393
       139  Dionex Corp. (b)                           8,757
       313  Kendle International, Inc. (b)             2,786
     1,010  PAREXEL International Corp. (b)           10,009
                                                 -----------
                                                      34,945
                                                 -----------
            MACHINERY -- 3.8%
       375  Astec Industries, Inc. (b)                11,558
     1,226  Barnes Group, Inc.                        17,360
       397  Briggs & Stratton Corp.                    5,907
       929  Cascade Corp.                             22,454
       291  CIRCOR International, Inc.                 7,487
       260  CLARCOR, Inc.                              8,081
       766  EnPro Industries, Inc. (b)                12,225
       339  ESCO Technologies, Inc. (b)               14,096
       301  Gardner Denver, Inc. (b)                   8,013
       626  John Bean Technologies Corp.               6,899
       240  Kaydon Corp.                               7,670
       364  Lindsay Corp.                             14,163


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
     3,310  Lydall, Inc. (b)                     $    14,200
       453  Mueller Industries, Inc.                   9,952
     1,080  Robbins & Myers, Inc.                     20,466
       131  Valmont Industries, Inc.                   8,355
    10,655  Wabash National Corp.                     13,319
       335  Watts Water Technologies, Inc.,
               Class A                                 7,457
                                                 -----------
                                                     209,662
                                                 -----------
            MARINE -- 0.3%
       492  Kirby Corp. (b)                           15,183
                                                 -----------
            MEDIA -- 0.2%
       437  Arbitron, Inc.                             9,099
     2,427  E.W. Scripps (The) Co., Class A            4,781
                                                 -----------
                                                      13,880
                                                 -----------
            METALS & MINING -- 1.2%
       367  A.M. Castle & Co.                          3,556
       662  AMCOL International Corp.                 12,830
       709  Brush Engineered Materials, Inc.  (b)     11,996
     1,080  Olympic Steel, Inc.                       19,807
     1,400  RTI International Metals, Inc. (b)        18,214
                                                 -----------
                                                      66,403
                                                 -----------
            MULTILINE RETAIL -- 0.9%
       290  Fred's, Inc., Class A                      3,961
    12,900  Tuesday Morning Corp. (b)                 43,989
                                                 -----------
                                                      47,950
                                                 -----------
            MULTI-UTILITIES -- 0.3%
       951  Avista Corp.                              14,313
                                                 -----------
            OIL, GAS & CONSUMABLE FUELS --
               0.7%
       773  Holly Corp.                               16,202
       518  World Fuel Services Corp.                 19,751
                                                 -----------
                                                      35,953
                                                 -----------
            PAPER & FOREST PRODUCTS -- 0.3%
        83  Deltic Timber Corp.                        3,498
       355  Schweitzer-Mauduit International,
               Inc.                                    8,154
       623  Wausau Paper Corp.                         5,439
                                                 -----------
                                                      17,091
                                                 -----------
            PERSONAL PRODUCTS -- 0.3%
        58  Chattem, Inc. (b)                          3,185
     2,952  Mannatech, Inc.                           12,900
                                                 -----------
                                                      16,085
                                                 -----------
            PHARMACEUTICALS -- 0.4%
     1,037  Noven Pharmaceuticals, Inc. (b)           10,702


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PHARMACEUTICALS (CONTINUED)
     1,035  Salix Pharmaceuticals Ltd. (b)       $    11,385
                                                 -----------
                                                      22,087
                                                 -----------
            PROFESSIONAL SERVICES -- 1.5%
       310  Administaff, Inc.                          8,265
     1,348  CDI Corp.                                 16,108
       739  Heidrick & Struggles
               International, Inc.                    12,489
     6,045  On Assignment, Inc. (b)                   21,278
       745  School Specialty, Inc. (b)                13,984
       794  TrueBlue, Inc. (b)                         7,710
                                                 -----------
                                                      79,834
                                                 -----------
            REAL ESTATE INVESTMENT TRUSTS --
               3.5%
     1,452  BioMed Realty Trust, Inc.                 16,567
     7,532  Cedar Shopping Centers, Inc.              27,040
     3,268  DiamondRock Hospitality Co.               21,209
     1,040  Entertainment Properties Trust            24,034
     1,189  Extra Space Storage, Inc.                  8,454
       191  Kilroy Realty Corp.                        4,114
     5,349  Kite Realty Group Trust                   18,722
     1,683  LaSalle Hotel Properties                  20,129
     1,377  Lexington Realty Trust                     5,302
       187  LTC Properties, Inc.                       3,368
     2,693  Medical Properties Trust, Inc.            14,381
       414  National Retail Properties, Inc.           7,344
       923  Pennsylvania Real Estate
               Investment Trust                        7,153
       467  Senior Housing Properties Trust            7,654
       163  Sovran Self Storage, Inc.                  3,674
                                                 -----------
                                                     189,145
                                                 -----------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.1%
       428  Forestar Group, Inc. (b)                   5,504
                                                 -----------
            ROAD & RAIL -- 0.9%
       689  Arkansas Best Corp.                       15,902
       664  Heartland Express, Inc.                    9,927
       648  Knight Transportation, Inc.               11,456
       418  Old Dominion Freight Line, Inc. (b)       11,767
                                                 -----------
                                                      49,052
                                                 -----------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.4%
       971  Actel Corp. (b)                           12,011
       212  ATMI, Inc. (b)                             3,347
       273  Cabot Microelectronics Corp. (b)           7,865
       294  Cymer, Inc. (b)                            8,353
       618  Diodes, Inc. (b)                           9,196
     2,100  Exar Corp. (b)                            12,915
       212  FEI Co. (b)                                3,642
       420  Hittite Microwave Corp. (b)               15,607


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
     5,649  Kopin Corp. (b)                      $    15,535
     1,251  Kulicke & Soffa Industries, Inc. (b)       5,004
       931  Micrel, Inc.                               6,983
       565  Microsemi Corp. (b)                        7,582
       223  MKS Instruments, Inc. (b)                  3,490
     1,345  Pericom Semiconductor Corp. (b)           11,984
     2,033  Skyworks Solutions, Inc. (b)              17,972
       528  Standard Microsystems Corp. (b)            8,374
       284  Supertex, Inc. (b)                         7,304
     1,312  Ultratech, Inc. (b)                       17,738
       303  Varian Semiconductor Equipment
               Associates, Inc. (b)                    7,754
                                                 -----------
                                                     182,656
                                                 -----------
            SOFTWARE -- 3.8%
       282  Blackbaud, Inc.                            4,292
     1,410  Catapult Communications Corp. (b)         10,420
     1,195  Commvault Systems, Inc. (b)               14,878
       527  Ebix, Inc. (b)                            14,651
       860  Epicor Software Corp. (b)                  4,747
       909  EPIQ Systems, Inc. (b)                    14,062
       988  Informatica Corp. (b)                     15,709
       851  JDA Software Group, Inc. (b)              12,008
       568  Manhattan Associates, Inc. (b)             9,440
       349  Micros Systems, Inc. (b)                   7,322
       377  Progress Software Corp. (b)                7,989
     2,229  Radiant Systems, Inc. (b)                 16,428
     2,506  Smith Micro Software, Inc. (b)            21,552
       346  SPSS, Inc. (b)                            10,691
     1,570  Take-Two Interactive Software,
               Inc. (b)                               14,255
       832  Taleo Corp., Class A (b)                   9,992
     1,120  Tyler Technologies, Inc. (b)              18,480
                                                 -----------
                                                     206,916
                                                 -----------
            SPECIALTY RETAIL -- 7.8%
       614  Aaron's, Inc.                             20,606
     1,675  Big 5 Sporting Goods Corp.                13,785
     4,369  Brown Shoe Co., Inc.                      28,093
       513  Buckle (The), Inc.                        19,171
     1,439  Cabela's, Inc. (b)                        18,434
       179  Cato (The) Corp., Class A                  3,440
     1,206  Charlotte Russe Holding, Inc. (b)         15,135
       599  Children's Place Retail Stores
               (The), Inc. (b)                        17,036
     4,006  Christopher & Banks Corp.                 22,273
     1,066  Dress Barn (The), Inc. (b)                16,139
       870  Genesco, Inc. (b)                         19,819
       307  Gymboree (The) Corp. (b)                  10,561
       311  Haverty Furniture Cos., Inc.               3,374
       852  Hibbett Sports, Inc. (b)                  17,764


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL (CONTINUED)
     1,464  Hot Topic, Inc. (b)                  $    17,919
       602  Jo-Ann Stores, Inc. (b)                   11,029
       589  Jos. A. Bank Clothiers, Inc. (b)          23,819
       866  Men's Wearhouse (The), Inc.               16,142
       414  Midas, Inc. (b)                            4,140
     2,972  Pep Boys-Manny, Moe & Jack (The)          21,993
    10,239  Sonic Automotive, Inc., Class A           52,833
       454  Tractor Supply Co. (b)                    18,332
     7,655  Tween Brands, Inc. (b)                    22,353
     1,013  Zumiez, Inc. (b)                          12,217
                                                 -----------
                                                     426,407
                                                 -----------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 4.0%
       697  Carter's, Inc. (b)                        14,902
     2,753  CROCS, Inc. (b)                            6,194
        62  Deckers Outdoor Corp. (b)                  3,504
       417  Fossil, Inc. (b)                           8,407
     1,481  Iconix Brand Group, Inc. (b)              21,119
       358  Maidenform Brands, Inc. (b)                4,564
     2,173  Movado Group, Inc.                        19,926
     2,655  Oxford Industries, Inc.                   25,860
     4,735  Perry Ellis International, Inc. (b)       34,708
     2,560  Quiksilver, Inc. (b)                       4,224
     2,456  Skechers U.S.A., Inc., Class A (b)        28,735
       555  True Religion Apparel, Inc. (b)            8,747
       471  UniFirst Corp.                            17,564
       676  Volcom, Inc. (b)                           9,119
       631  Wolverine World Wide, Inc.                13,144
                                                 -----------
                                                     220,717
                                                 -----------
            TOBACCO -- 0.2%
     2,560  Alliance One International, Inc. (b)       9,600
                                                 -----------
            TRADING COMPANIES &
               DISTRIBUTORS -- 0.6%
       583  Applied Industrial Technologies,
               Inc.                                   13,118
       784  Kaman Corp.                               13,257
        96  Watsco, Inc.                               4,123
                                                 -----------
                                                      30,498
                                                 -----------


            TOTAL COMMON STOCKS -- 100.0%
             (Cost $5,778,658)                     5,441,927

            MONEY MARKET FUND -- 0.7%
    35,642  Morgan Stanley Institutional
             Treasury Money Market Fund-
               0.05% (c)
              (Cost $35,642)                          35,642
                                                 -----------


            DESCRIPTION                               VALUE
            --------------------------------------------------

            TOTAL INVESTMENTS -- 100.7%
              (Cost $5,814,300) (d)              $ 5,477,569
            NET OTHER ASSETS AND
              LIABILITIES -- (0.7)%                  (35,844)
                                                 -----------
            NET ASSETS -- 100.0%                 $ 5,441,725
                                                 ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $487,388 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $824,119.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments            $ 5,477,569
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                            $ 5,477,569
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 3.0%
     1,836  General Dynamics Corp.               $    94,866
     2,014  Goodrich Corp.                            89,180
     1,370  Honeywell International, Inc.             42,758
       825  L-3 Communications Holdings,  Inc.        62,824
     1,275  Precision Castparts Corp.                 95,446
       981  Raytheon Co.                              44,371
                                                 -----------
                                                     429,445
                                                 -----------
            AIR FREIGHT & LOGISTICS -- 0.7%
     1,716  FedEx Corp.                               96,027
                                                 -----------
            AIRLINES -- 0.4%
     8,831  Southwest Airlines Co.                    61,640
                                                 -----------
            AUTO COMPONENTS -- 0.9%
     6,098  Goodyear Tire & Rubber (The) Co. (b)      67,017
     3,180  Johnson Controls, Inc.                    60,452
                                                 -----------
                                                     127,469
                                                 -----------
            AUTOMOBILES -- 1.1%
     7,127  Harley-Davidson, Inc.                    157,934
                                                 -----------
            BEVERAGES -- 0.5%
       480  Brown-Forman Corp., Class B               22,320
     1,114  Molson Coors Brewing Co., Class B         42,610
                                                 -----------
                                                      64,930
                                                 -----------
            CAPITAL MARKETS -- 1.5%
     2,754  Invesco Ltd.                              40,539
    11,481  Janus Capital Group, Inc.                115,154
       818  Morgan Stanley                            19,338
       606  State Street Corp.                        20,683
       645  T. Rowe Price Group, Inc.                 24,845
                                                 -----------
                                                     220,559
                                                 -----------
            CHEMICALS -- 3.0%
       332  Air Products and Chemicals, Inc.          21,879
    11,320  Dow Chemical (The) Co.                   181,120
       834  E.I. du Pont de Nemours and Co.           23,269
     3,561  Eastman Chemical Co.                     141,300
     1,035  PPG Industries, Inc.                      45,592
       493  Sigma-Aldrich Corp.                       21,613
                                                 -----------
                                                     434,773
                                                 -----------
            COMMERCIAL BANKS -- 3.2%
     4,513  BB&T Corp.                               105,333
     1,018  Comerica, Inc.                            21,357
    45,992  Huntington Bancshares, Inc.              128,318
       844  M&T Bank Corp.                            44,268
       636  PNC Financial Services Group,
               Inc.                                   25,249
     6,502  SunTrust Banks, Inc.                      93,889
     1,276  U.S. Bancorp                              23,249


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
     1,309  Wells Fargo & Co.                    $    26,193
                                                 -----------
                                                     467,856
                                                 -----------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.9%
     3,418  Avery Dennison Corp.                      98,233
    10,415  R.R. Donnelley & Sons Co.                121,335
     1,087  Republic Services, Inc.                   22,827
     1,491  Waste Management, Inc.                    39,765
                                                 -----------
                                                     282,160
                                                 -----------
            COMMUNICATIONS EQUIPMENT --
               0.6%
     2,394  Ciena Corp. (b)                           28,608
     2,535  Juniper Networks, Inc. (b)                54,883
                                                 -----------
                                                      83,491
                                                 -----------
            COMPUTERS & PERIPHERALS --
               0.9%
     1,743  Hewlett-Packard Co.                       62,713
     5,027  QLogic Corp. (b)                          71,283
                                                 -----------
                                                     133,996
                                                 -----------
            CONSTRUCTION & ENGINEERING --
               0.4%
     1,619  Fluor Corp.                               61,311
                                                 -----------
            CONSUMER FINANCE -- 1.7%
     4,102  American Express Co.                     103,453
     1,522  Capital One Financial Corp.               25,478
    15,123  Discover Financial Services              122,950
                                                 -----------
                                                     251,881
                                                 -----------
            CONTAINERS & PACKAGING -- 1.8%
     2,665  Bemis Co., Inc.                           64,067
     2,644  Owens-Illinois, Inc. (b)                  64,487
     2,616  Pactiv Corp. (b)                          57,186
     4,051  Sealed Air Corp.                          77,212
                                                 -----------
                                                     262,952
                                                 -----------
            DISTRIBUTORS -- 0.3%
     1,278  Genuine Parts Co.                         43,401
                                                 -----------
            DIVERSIFIED FINANCIAL SERVICES --
               1.8%
    11,195  Bank of America Corp.                     99,972
    33,485  CIT Group, Inc.                           74,337
       701  JPMorgan Chase & Co.                      23,133
       814  Moody's Corp.                             24,029
     1,949  NASDAQ OMX Group, (The), Inc. (b)         37,479
                                                 -----------
                                                     258,950
                                                 -----------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.9%
     2,219  AT&T, Inc.                                56,851


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED TELECOMMUNICATION
               SERVICES (CONTINUED)
     3,394  CenturyTel, Inc.                     $    92,147
     1,008  Embarq Corp.                              36,852
     2,596  Frontier Communications Corp.             18,458
     5,448  Qwest Communications
               International, Inc.                    21,193
     1,264  Verizon Communications, Inc.              38,350
     2,311  Windstream Corp.                          19,181
                                                 -----------
                                                     283,032
                                                 -----------
            ELECTRIC UTILITIES -- 5.0%
     2,412  Allegheny Energy, Inc.                    62,519
     3,023  American Electric Power Co.,
               Inc.                                   79,747
     3,903  Duke Energy Corp.                         53,900
     2,649  Edison International                      75,523
       560  Entergy Corp.                             36,271
       410  Exelon Corp.                              18,913
     1,979  FirstEnergy Corp.                         80,941
       368  FPL Group, Inc.                           19,795
     1,768  Northeast Utilities                       37,163
     7,647  Pepco Holdings, Inc.                      91,382
     2,874  Pinnacle West Capital Corp.               78,690
       649  PPL Corp.                                 19,412
     1,541  Progress Energy, Inc.                     52,579
       608  Southern (The) Co.                        17,559
                                                 -----------
                                                     724,394
                                                 -----------
            ELECTRICAL EQUIPMENT -- 1.1%
     2,953  Cooper Industries Ltd., Class A           96,829
     1,956  Emerson Electric Co.                      66,582
                                                 -----------
                                                     163,411
                                                 -----------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS --
               2.3%
     7,191  Corning, Inc.                            105,132
     3,350  Jabil Circuit, Inc.                       27,135
     2,779  Molex, Inc.                               46,326
     8,643  Tyco Electronics Ltd.                    150,734
                                                 -----------
                                                     329,327
                                                 -----------
            ENERGY EQUIPMENT & SERVICES --
               3.0%
     1,214  Diamond Offshore Drilling, Inc.           87,906
     6,169  Halliburton Co.                          124,737
     3,324  National Oilwell Varco, Inc. (b)         100,651
     7,973  Rowan Cos., Inc.                         124,458
                                                 -----------
                                                     437,752
                                                 -----------
            FOOD & STAPLES RETAILING -- 0.8%
     3,781  Safeway, Inc.                             74,675


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING
               (CONTINUED)
     2,271  Whole Foods Market, Inc.             $    47,078
                                                 -----------
                                                     121,753
                                                 -----------
            FOOD PRODUCTS -- 0.9%
     2,749  Archer-Daniels-Midland Co.                67,680
     1,105  ConAgra Foods, Inc.                       19,559
       500  J.M. Smucker (The) Co.                    19,700
     1,984  Tyson Foods, Inc., Class A                20,911
                                                 -----------
                                                     127,850
                                                 -----------
            GAS UTILITIES -- 0.3%
     1,149  Nicor, Inc.                               36,929
                                                 -----------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 0.3%
     1,148  Covidien Ltd.                             37,861
                                                 -----------
            HEALTH CARE PROVIDERS &
               SERVICES -- 2.8%
     2,298  Aetna, Inc.                               50,579
       571  AmerisourceBergen Corp.                   19,209
     1,775  Cardinal Health, Inc.                     59,977
     1,059  CIGNA Corp.                               20,873
     7,376  Coventry Health Care, Inc. (b)           117,352
     2,927  Humana, Inc. (b)                          84,239
       532  McKesson Corp.                            19,684
    16,063  Tenet Healthcare Corp. (b)                36,142
                                                 -----------
                                                     408,055
                                                 -----------
            HOTELS, RESTAURANTS & LEISURE --
               1.9%
     4,418  Carnival Corp.                           118,756
       543  Darden Restaurants, Inc.                  20,075
     4,139  International Game Technology             51,116
     4,401  Starwood Hotels & Resorts
               Worldwide, Inc.                        91,805
                                                 -----------
                                                     281,752
                                                 -----------
            HOUSEHOLD DURABLES -- 3.1%
     1,554  Fortune Brands, Inc.                      61,088
     2,938  Leggett & Platt, Inc.                     42,190
     3,802  Snap-on, Inc.                            128,964
     1,920  Stanley Works (The)                       73,017
     3,226  Whirlpool Corp.                          145,686
                                                 -----------
                                                     450,945
                                                 -----------
            HOUSEHOLD PRODUCTS -- 0.3%
       811  Procter & Gamble (The) Co.                40,096
                                                 -----------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 1.6%
    16,425  AES (The) Corp. (b)                      116,125
    67,682  Dynegy, Inc., Class A (b)                120,474
                                                 -----------
                                                     236,599
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INDUSTRIAL CONGLOMERATES -- 1.7%
     5,528  General Electric Co.                 $    69,929
    16,626  Textron, Inc.                            178,397
                                                 -----------
                                                     248,326
                                                 -----------
            INSURANCE -- 4.5%
       963  Aflac, Inc.                               27,821
     3,504  Assurant, Inc.                            85,638
       901  Chubb (The) Corp.                         35,094
     1,670  Cincinnati Financial Corp.                39,997
     2,784  Lincoln National Corp.                    31,292
     2,455  MetLife, Inc.                             73,036
     9,333  Principal Financial Group, Inc.          152,501
     2,910  Torchmark Corp.                           85,350
     1,376  Travelers (The) Cos., Inc.                56,609
     4,472  Unum Group                                73,072
                                                 -----------
                                                     660,410
                                                 -----------
            IT SERVICES -- 0.9%
     2,591  Computer Sciences Corp. (b)               95,764
     2,098  Fidelity National Information
               Services, Inc.                         37,449
                                                 -----------
                                                     133,213
                                                 -----------
            LEISURE EQUIPMENT & PRODUCTS --
               0.6%
     1,522  Hasbro, Inc.                              40,576
     3,311  Mattel, Inc.                              49,533
                                                 -----------
                                                      90,109
                                                 -----------
            LIFE SCIENCES TOOLS & SERVICES
               -- 0.8%
     4,378  PerkinElmer, Inc.                         63,788
     1,568  Thermo Fisher Scientific, Inc. (b)        55,005
                                                 -----------
                                                     118,793
                                                 -----------
            MACHINERY -- 5.6%
     3,000  Cummins, Inc.                            102,000
     1,161  Deere & Co.                               47,903
     2,894  Dover Corp.                               89,077
     2,589  Eaton Corp.                              113,398
       996  Flowserve Corp.                           67,628
     1,238  Illinois Tool Works, Inc.                 40,607
    29,185  Manitowoc (The) Co., Inc.                173,651
     1,869  Pall Corp.                                49,360
     2,808  Parker Hannifin Corp.                    127,343
                                                 -----------
                                                     810,967
                                                 -----------
            MEDIA -- 3.2%
     4,098  Comcast Corp., Class A                    63,355
    18,529  Interpublic Group of Cos (The),
               Inc. (b)                              115,992
     4,588  Meredith Corp.                           115,067
     1,632  Omnicom Group, Inc.                       51,359


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MEDIA (CONTINUED)
     4,205  Walt Disney (The) Co.                $    92,089
        52  Washington Post (The) Co., Class B        21,767
                                                 -----------
                                                     459,629
                                                 -----------
            METALS & MINING -- 3.4%
    10,722  AK Steel Holding Corp.                   139,493
    10,401  Alcoa, Inc.                               94,337
     4,352  Allegheny Technologies, Inc.             142,441
     4,516  United States Steel Corp.                119,900
                                                 -----------
                                                     496,171
                                                 -----------
            MULTILINE RETAIL -- 2.4%
     4,754  J. C. Penney Co., Inc.                   145,900
    10,722  Macy's, Inc.                             146,677
     2,279  Nordstrom, Inc.                           51,574
                                                 -----------
                                                     344,151
                                                 -----------
            MULTI-UTILITIES -- 6.3%
     4,116  Ameren Corp.                              94,750
     5,359  CenterPoint Energy, Inc.                  57,020
     6,449  CMS Energy Corp.                          77,517
     1,412  Consolidated Edison, Inc.                 52,427
     1,232  Dominion Resources, Inc.                  37,157
     3,445  DTE Energy Co.                           101,869
     2,147  Integrys Energy Group, Inc.               56,702
     9,739  NiSource, Inc.                           107,032
     1,463  PG&E Corp.                                54,307
       632  Public Service Enterprise Group,
               Inc.                                   18,859
     1,809  SCANA Corp.                               54,668
     1,208  Sempra Energy                             55,592
     5,012  TECO Energy, Inc.                         53,077
       927  Wisconsin Energy Corp.                    37,043
     3,001  Xcel Energy, Inc.                         55,338
                                                 -----------
                                                     913,358
                                                 -----------
            OFFICE ELECTRONICS -- 0.7%
    16,780  Xerox Corp.                              102,526
                                                 -----------
            OIL, GAS & CONSUMABLE FUELS --
               6.6%
     3,630  Marathon Oil Corp.                       107,811
     9,431  Massey Energy Co.                        150,047
     1,772  Noble Energy, Inc.                       100,561
     1,715  Occidental Petroleum Corp.                96,537
     3,049  Peabody Energy Corp.                      80,463
     5,795  Pioneer Natural Resources Co.            133,981
     3,952  Spectra Energy Corp.                      57,304
     7,084  Tesoro Corp.                             108,031
     8,387  Williams (The) Cos., Inc.                118,257
                                                 -----------
                                                     952,992
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES CORE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PAPER & FOREST PRODUCTS --
               0.7%
     6,367  MeadWestvaco Corp.                   $    99,707
                                                 -----------
            PHARMACEUTICALS -- 0.8%
       849  Bristol-Myers Squibb Co.                  16,301
     2,089  Merck & Co., Inc.                         50,637
     4,103  Pfizer, Inc.                              54,816
                                                 -----------
                                                     121,754
                                                 -----------
            PROFESSIONAL SERVICES -- 1.1%
    11,710  Monster Worldwide, Inc. (b)              161,598
                                                 -----------
            REAL ESTATE INVESTMENT TRUSTS --
               2.7%
    24,345  Host Hotels & Resorts, Inc.              187,213
     7,336  Kimco Realty Corp.                        88,179
     1,727  Public Storage                           115,467
                                                 -----------
                                                     390,859
                                                 -----------
            ROAD & RAIL -- 2.7%
       930  Burlington Northern Santa Fe
               Corp.                                  62,756
     2,954  CSX Corp.                                 87,409
     2,262  Norfolk Southern Corp.                    80,708
     2,698  Ryder System, Inc.                        74,708
     1,858  Union Pacific Corp.                       91,302
                                                 -----------
                                                     396,883
                                                 -----------
            SEMICONDUCTORS &
               SEMICONDUCTOR EQUIPMENT --
               0.8%
     1,980  Analog Devices, Inc.                      42,134
     2,536  Intel Corp.                               40,018
       811  Linear Technology Corp.                   17,664
       880  Microchip Technology, Inc.                20,240
                                                 -----------
                                                     120,056
                                                 -----------
            SPECIALTY RETAIL -- 3.0%
     5,877  Gap (The), Inc.                           91,329
     6,425  Limited Brands, Inc.                      73,373
     3,062  Lowe's Cos., Inc.                         65,833
    11,135  RadioShack Corp.                         156,781
     1,771  Tiffany & Co.                             51,253
                                                 -----------
                                                     438,569
                                                 -----------
            TEXTILES, APPAREL & LUXURY
               GOODS -- 1.1%
     1,808  Polo Ralph Lauren Corp.                   97,343
       979  VF Corp.                                  58,025
                                                 -----------
                                                     155,368
                                                 -----------
            TOBACCO -- 0.8%
     1,163  Altria Group, Inc.                        18,992
       301  Lorillard, Inc.                           19,002
       523  Philip Morris International,
               Inc.                                   18,932


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TOBACCO (CONTINUED)
     1,560  Reynolds American, Inc.              $    59,249
                                                 -----------
                                                     116,175
                                                 -----------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.6%
    21,386  Sprint Nextel Corp. (b)                   93,243
                                                 -----------
            TOTAL COMMON STOCKS -- 100.0%
             (Cost $15,767,144)                   14,543,388

            MONEY MARKET FUND -- 0.2%
    24,611  Morgan Stanley Institutional
             Treasury Money Market Fund-
             0.05% (c)
              (Cost $24,611)                          24,611
                                                 -----------

            TOTAL INVESTMENTS -- 100.2%
              (Cost $15,791,755) (d)              14,567,999
            NET OTHER ASSETS AND
              LIABILITIES -- (0.2)%                  (25,295)
                                                 -----------
            NET ASSETS -- 100.0%                 $14,542,704
                                                 ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $875,464 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,099,220.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 14,567,999
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                           $ 14,567,999
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.8%
     1,866  ITT Corp.                            $    76,525
       336  Lockheed Martin Corp.                     26,386
                                                 -----------
                                                     102,911
                                                 -----------
            AIR FREIGHT & LOGISTICS -- 1.7%
     2,036  C.H. Robinson Worldwide, Inc.            108,234
     1,642  Expeditors International of
               Washington, Inc.                       56,994
       943  United Parcel Service, Inc.,
               Class B                                49,356
                                                 -----------
                                                     214,584
                                                 -----------
            BEVERAGES -- 1.5%
     1,056  Coca-Cola (The) Co.                       45,461
     3,242  Pepsi Bottling Group (The), Inc.         101,377
       902  PepsiCo, Inc.                             44,884
                                                 -----------
                                                     191,722
                                                 -----------
            BIOTECHNOLOGY -- 2.8%
       469  Amgen, Inc. (b)                           22,732
     2,282  Biogen Idec, Inc. (b)                    110,312
       523  Celgene Corp. (b)                         22,343
     1,054  Cephalon, Inc. (b)                        69,153
       782  Genzyme Corp. (b)                         41,704
     2,005  Gilead Sciences, Inc. (b)                 91,829
                                                 -----------
                                                     358,073
                                                 -----------
            CAPITAL MARKETS -- 2.0%
    56,071  E*TRADE Financial Corp. (b)               80,181
     2,087  Federated Investors, Inc., Class B        47,751
       438  Goldman Sachs Group (The), Inc.           56,283
     1,199  Northern Trust Corp.                      65,178
                                                 -----------
                                                     249,393
                                                 -----------
            CHEMICALS -- 4.0%
     1,682  CF Industries Holdings, Inc.             121,188
     2,066  Ecolab, Inc.                              79,644
     2,356  International Flavors &
               Fragrances, Inc.                       73,507
     1,118  Monsanto Co.                              94,907
     1,778  Praxair, Inc.                            132,657
                                                 -----------
                                                     501,903
                                                 -----------
            COMMERCIAL BANKS -- 0.8%
     8,648  First Horizon National Corp.              99,538
                                                 -----------
            COMMERCIAL SERVICES & SUPPLIES --
               2.5%
     3,758  Cintas Corp.                              96,430
     4,189  Iron Mountain, Inc. (b)                  119,345
       995  Pitney Bowes, Inc.                        24,417
     1,504  Stericycle, Inc. (b)                      70,808
                                                 -----------
                                                     311,000
                                                 -----------


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMUNICATIONS EQUIPMENT --
               2.1%
     2,769  Cisco Systems, Inc. (b)              $    53,497
       802  Harris Corp.                              24,525
     2,387  QUALCOMM, Inc.                           101,018
    15,670  Tellabs, Inc. (b)                         82,111
                                                 -----------
                                                     261,151
                                                 -----------
            COMPUTERS & PERIPHERALS --
               4.7%
     1,138  Apple, Inc. (b)                          143,194
    10,492  EMC Corp. (b)                            131,465
       958  International Business Machines
               Corp.                                  98,875
     6,259  NetApp, Inc. (b)                         114,540
     1,836  SanDisk Corp. (b)                         28,862
     4,425  Teradata Corp. (b)                        73,986
                                                 -----------
                                                     590,922
                                                 -----------
            CONSTRUCTION & ENGINEERING --
               0.4%
     1,202  Jacobs Engineering Group, Inc. (b)        45,724
                                                 -----------
            CONTAINERS & PACKAGING -- 0.8%
     2,756  Ball Corp.                               103,956
                                                 -----------
            DIVERSIFIED CONSUMER SERVICES --
               0.8%
     1,527  Apollo Group, Inc., Class A (b)           96,125
                                                 -----------
            DIVERSIFIED FINANCIAL SERVICES --
               0.8%
       188  CME Group, Inc.                           41,614
       623  IntercontinentalExchange, Inc. (b)        54,575
                                                 -----------
                                                      96,189
                                                 -----------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS --
               0.9%
     3,260  Amphenol Corp., Class A                  110,318
                                                 -----------
            ENERGY EQUIPMENT & SERVICES --
               0.6%
     2,118  Cameron International Corp. (b)           54,178
     1,081  Smith International, Inc.                 27,944
                                                 -----------
                                                      82,122
                                                 -----------
            FOOD & STAPLES RETAILING --
               5.0%
     1,549  Costco Wholesale Corp.                    75,281
     3,379  CVS Caremark Corp.                       107,385
     4,377  Kroger (The) Co.                          94,631
     4,074  Sysco Corp.                               95,046
     4,608  Walgreen Co.                             144,830
     2,296  Wal-Mart Stores, Inc.                    115,718
                                                 -----------
                                                     632,891
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS -- 4.3%
     1,697  Campbell Soup Co.                    $    43,647
     6,616  Dean Foods Co. (b)                       136,951
       931  General Mills, Inc.                       47,192
       702  H.J. Heinz Co.                            24,163
     2,065  Hershey (The) Co.                         74,629
     3,773  Hormel Foods Corp.                       118,057
       634  Kellogg Co.                               26,698
     2,427  McCormick & Co., Inc.                     71,475
                                                 -----------
                                                     542,812
                                                 -----------
            GAS UTILITIES -- 0.6%
     1,483  EQT Corp.                                 49,873
       789  Questar Corp.                             23,449
                                                 -----------
                                                      73,322
                                                 -----------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 3.4%
     1,401  Baxter International, Inc.                67,948
     1,067  Becton, Dickinson and Co.                 64,532
       900  C. R. Bard, Inc.                          64,467
     1,729  DENTSPLY International, Inc.              49,484
     2,326  Hospira, Inc. (b)                         76,456
       788  Medtronic, Inc.                           25,216
     2,556  St. Jude Medical, Inc. (b)                85,677
                                                 -----------
                                                     433,780
                                                 -----------
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.7%
     1,633  DaVita, Inc. (b)                          75,722
       503  Express Scripts, Inc. (b)                 32,177
     1,227  Laboratory Corp. of America
               Holdings (b)                           78,712
     2,893  Medco Health Solutions, Inc. (b)         125,990
     1,231  Patterson Cos., Inc. (b)                  25,186
     1,956  Quest Diagnostics, Inc.                  100,402
     2,219  UnitedHealth Group, Inc.                  52,191
     2,446  WellPoint, Inc. (b)                      104,591
                                                 -----------
                                                     594,971
                                                 -----------
            HOTELS, RESTAURANTS & LEISURE --
               1.8%
       851  McDonald's Corp.                          45,350
     6,460  Starbucks Corp. (b)                       93,412
     2,612  Yum! Brands, Inc.                         87,110
                                                 -----------
                                                     225,872
                                                 -----------
            HOUSEHOLD DURABLES -- 1.1%
     4,788  D.R. Horton, Inc.                         62,484
     1,761  KB HOME                                   31,821
     4,249  Pulte Homes, Inc.                         48,906
                                                 -----------
                                                     143,211
                                                 -----------
            HOUSEHOLD PRODUCTS -- 0.6%
       787  Colgate-Palmolive Co.                     46,433


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HOUSEHOLD PRODUCTS (CONTINUED)
       504  Kimberly-Clark Corp.                 $    24,767
                                                 -----------
                                                      71,200
                                                 -----------
            INSURANCE -- 1.0%
     1,758  Aon Corp.                                 74,188
     3,455  Progressive (The) Corp. (b)               52,792
                                                 -----------
                                                     126,980
                                                 -----------
            INTERNET & CATALOG RETAIL --
               1.3%
     1,629  Amazon.com, Inc. (b)                     131,167
     2,557  Expedia, Inc. (b)                         34,801
                                                 -----------
                                                     165,968
                                                 -----------
            INTERNET SOFTWARE & SERVICES --
               1.9%
     4,788  Akamai Technologies, Inc. (b)            105,432
       267  Google, Inc., Class A (b)                105,724
     1,231  VeriSign, Inc. (b)                        25,334
                                                 -----------
                                                     236,490
                                                 -----------
            IT SERVICES -- 4.5%
     2,498  Affiliated Computer Services,
               Inc., Class A (b)                     120,853
     1,321  Automatic Data Processing, Inc.           46,499
     5,754  Cognizant Technology Solutions
               Corp., Class A (b)                    142,642
     2,547  Fiserv, Inc. (b)                          95,054
       555  MasterCard, Inc., Class A                101,815
       904  Paychex, Inc.                             24,417
     3,363  Total System Services, Inc.               41,936
                                                 -----------
                                                     573,216
                                                 -----------
            LIFE SCIENCES TOOLS & SERVICES --
               1.7%
     2,860  Life Technologies Corp. (b)              106,678
     1,250  Millipore Corp. (b)                       73,875
       629  Waters Corp. (b)                          27,783
                                                 -----------
                                                     208,336
                                                 -----------
            MACHINERY -- 0.9%
     1,323  Danaher Corp.                             77,316
       901  PACCAR, Inc.                              31,932
                                                 -----------
                                                     109,248
                                                 -----------
            MEDIA -- 1.5%
     5,249  DIRECTV Group (The), Inc. (b)            129,808
     1,015  McGraw-Hill (The) Cos., Inc.              30,602
     1,336  Viacom, Inc., Class B (b)                 25,705
                                                 -----------
                                                     186,115
                                                 -----------
            METALS & MINING -- 2.0%
     1,219  Freeport-McMoRan Copper & Gold,
               Inc.                                   51,990
     2,672  Newmont Mining Corp.                     107,521


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            METALS & MINING (CONTINUED)
     2,433  Nucor Corp.                          $    98,999
                                                 -----------
                                                     258,510
                                                 -----------
            MULTILINE RETAIL -- 4.2%
     5,756  Big Lots, Inc. (b)                       159,096
     3,584  Family Dollar Stores, Inc.               118,953
     2,826  Kohl's Corp. (b)                         128,159
       508  Sears Holdings Corp. (b)                  31,735
     2,087  Target Corp.                              86,109
                                                 -----------
                                                     524,052
                                                 -----------
            OIL, GAS & CONSUMABLE FUELS --
               6.9%
     2,388  Anadarko Petroleum Corp.                 102,827
     2,722  Chesapeake Energy Corp.                   53,651
     1,779  Chevron Corp.                            117,592
       593  ConocoPhillips                            24,313
     1,364  Exxon Mobil Corp.                         90,938
     1,714  Hess Corp.                                93,910
     2,075  Murphy Oil Corp.                          98,998
     2,257  Range Resources Corp.                     90,212
     4,029  Southwestern Energy Co. (b)              144,480
     1,754  Sunoco, Inc.                              46,499
                                                 -----------
                                                     863,420
                                                 -----------
            PHARMACEUTICALS -- 4.0%
     1,504  Abbott Laboratories                       62,942
     1,945  Allergan, Inc.                            90,754
       441  Johnson & Johnson                         23,091
     8,920  Mylan, Inc. (b)                          118,190
     3,845  Watson Pharmaceuticals, Inc. (b)         118,964
     2,158  Wyeth                                     91,499
                                                 -----------
                                                     505,440
                                                 -----------
            PROFESSIONAL SERVICES -- 1.1%
       932  Dun & Bradstreet (The) Corp.              75,865
       950  Equifax, Inc.                             27,702
     1,303  Robert Half International, Inc.           31,298
                                                 -----------
                                                     134,865
                                                 -----------
           SEMICONDUCTORS &
               SEMICONDUCTOR EQUIPMENT --
               3.3%
    15,227  Advanced Micro Devices, Inc. (b)          54,969
     4,089  Altera Corp.                              66,692
     5,986  Broadcom Corp., Class A (b)              138,815
     7,638  LSI Corp. (b)                             29,330
     2,793  Novellus Systems, Inc. (b)                50,442
     2,355  NVIDIA Corp. (b)                          27,035
     2,424  Xilinx, Inc.                              49,547
                                                 -----------
                                                     416,830
                                                 -----------
            SOFTWARE -- 6.8%
     1,085  Adobe Systems, Inc. (b)                   29,675


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
     3,625  BMC Software, Inc. (b)               $   125,679
     2,637  CA, Inc.                                  45,488
     3,170  Citrix Systems, Inc. (b)                  90,440
     3,524  Compuware Corp. (b)                       26,359
     1,277  Electronic Arts, Inc. (b)                 25,987
     3,440  Intuit, Inc. (b)                          79,567
     2,772  McAfee, Inc. (b)                         104,061
     1,264  Microsoft Corp.                           25,609
    10,901  Novell, Inc. (b)                          40,988
     5,140  Oracle Corp.                              99,408
     1,419  Salesforce.com, Inc. (b)                  60,747
     6,217  Symantec Corp. (b)                       107,243
                                                 -----------
                                                     861,251
                                                 -----------
            SPECIALTY RETAIL -- 8.3%
       735  AutoZone, Inc. (b)                       122,297
     2,900  Bed Bath & Beyond, Inc. (b)               88,218
     3,151  Best Buy Co., Inc.                       120,935
     4,269  GameStop Corp., Class A (b)              128,753
     3,942  Home Depot (The), Inc.                   103,753
     3,416  O'Reilly Automotive, Inc. (b)            132,712
     1,381  Sherwin-Williams (The) Co.                78,220
     6,605  Staples, Inc.                            136,195
     4,665  TJX (The) Cos., Inc.                     130,480
                                                 -----------
                                                   1,041,563
                                                 -----------
            TEXTILES, APPAREL & LUXURY
               GOODS -- 0.4%
       991  NIKE, Inc., Class B                       51,998
                                                 -----------
            TRADING COMPANIES &
               DISTRIBUTORS -- 0.9%
       722  Fastenal Co.                              27,696
     1,023  W.W. Grainger, Inc.                       85,809
                                                 -----------
                                                     113,505
                                                 -----------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.6%
     2,359  American Tower Corp., Class A (b)         74,922
                                                 -----------
            TOTAL COMMON STOCKS -- 100.0%
             (Cost $12,563,033)                   12,586,399

            MONEY MARKET FUND -- 0.3%
    40,776  Morgan Stanley Institutional
             Treasury Money Market Fund-
             0.05% (c)
              (Cost $40,776)                          40,776
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


            DESCRIPTION                        VALUE
            --------------------------------------------------
            TOTAL INVESTMENTS -- 100.3%           12,627,175
            (Cost $12,603,810) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.3)%                  (44,294)
                                                 -----------
            NET ASSETS -- 100.0%                 $12,582,881
                                                 ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $708,166 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $684,801.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 12,627,175
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                           $ 12,627,175
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 1.8%
       297  Esterline Technologies Corp. (b)     $     7,826
       331  General Dynamics Corp.                    17,103
       363  Goodrich Corp.                            16,073
       247  Honeywell International, Inc.              7,709
       148  L-3 Communications Holdings, Inc.         11,270
       205  Moog, Inc., Class A (b)                    5,490
       230  Precision Castparts Corp.                 17,218
       177  Raytheon Co.                               8,006
       157  Triumph Group, Inc.                        6,489
                                                 -----------
                                                      97,184
                                                 -----------
            AIR FREIGHT & LOGISTICS -- 0.4%
       309  FedEx Corp.                               17,292
       138  Hub Group, Inc., Class A (b)               3,174
                                                 -----------
                                                      20,466
                                                 -----------
            AIRLINES -- 0.3%
     1,448  JetBlue Airways Corp. (b)                  7,139
     1,590  Southwest Airlines Co.                    11,098
                                                 -----------
                                                      18,237
                                                 -----------
            AUTO COMPONENTS -- 0.7%
       265  Gentex Corp.                               3,543
     1,098  Goodyear Tire & Rubber (The) Co. (b)      12,067
       573  Johnson Controls, Inc.                    10,893
     1,492  Spartan Motors, Inc.                      12,040
       427  Standard Motor Products, Inc.              1,708
                                                 -----------
                                                      40,251
                                                 -----------
            AUTOMOBILES -- 0.5%
     1,284  Harley-Davidson, Inc.                     28,453
                                                 -----------
            BEVERAGES -- 0.4%
        86  Brown-Forman Corp., Class B                3,999
       201  Molson Coors Brewing Co., Class B          7,688
       460  PepsiAmericas, Inc.                       11,302
                                                 -----------
                                                      22,989
                                                 -----------
            BIOTECHNOLOGY -- 0.2%
       276  OSI Pharmaceuticals, Inc. (b)              9,265
                                                 -----------
            BUILDING PRODUCTS -- 0.5%
       546  Apogee Enterprises, Inc.                   7,316
     1,271  Gibraltar Industries, Inc.                 8,516
       157  Griffon Corp. (b)                          1,361
       200  Lennox International, Inc.                 6,378
        44  Universal Forest Products, Inc.            1,477
                                                 -----------
                                                      25,048
                                                 -----------
            CAPITAL MARKETS -- 1.1%
     3,797  Apollo Investment Corp.                   18,226
       496  Invesco Ltd.                               7,301
     2,068  Janus Capital Group, Inc.                 20,742


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            CAPITAL MARKETS (CONTINUED)
       147  Morgan Stanley                       $     3,475
       109  State Street Corp.                         3,720
       116  T. Rowe Price Group, Inc.                  4,468
                                                 -----------
                                                      57,932
                                                 -----------
            CHEMICALS -- 3.7%
       173  A. Schulman, Inc.                          2,714
        60  Air Products and Chemicals, Inc.           3,954
       364  Albemarle Corp.                            9,763
       124  Arch Chemicals, Inc.                       2,998
     1,023  Ashland, Inc.                             22,465
     1,257  Cabot Corp.                               18,352
     2,039  Dow Chemical (The) Co.                    32,624
       150  E.I. du Pont de Nemours and Co.            4,185
       641  Eastman Chemical Co.                      25,435
        90  H.B. Fuller Co.                            1,589
       412  Minerals Technologies, Inc.               15,322
       741  Olin Corp.                                 9,337
       310  OM Group, Inc. (b)                         8,637
       324  Penford Corp.                              1,448
       186  PPG Industries, Inc.                       8,193
       592  Quaker Chemical Corp.                      6,926
       225  Sensient Technologies Corp.                5,261
        89  Sigma-Aldrich Corp.                        3,902
       172  Stepan Co.                                 6,806
       265  Valspar (The) Corp.                        6,360
                                                 -----------
                                                     196,271
                                                 -----------
            COMMERCIAL BANKS -- 3.5%
       342  Associated Banc-Corp.                      5,291
        80  Bank of Hawaii Corp.                       2,811
       813  BB&T Corp.                                18,975
       760  Cathay General Bancorp                     8,527
        78  City National Corp.                        2,855
       367  Columbia Banking System, Inc.              3,633
       183  Comerica, Inc.                             3,839
       140  Community Banking System, Inc.             2,303
     1,103  First BanCorp                              6,078
       419  First Midwest Bancorp, Inc.                3,712
     1,068  Frontier Financial Corp.                   1,517
     8,284  Huntington Bancshares, Inc.               23,112
       159  Independent Bank Corp. - MA                3,174
     1,694  International Bancshares Corp.            22,886
       152  M&T Bank Corp.                             7,972
       142  National Penn Bancshares, Inc.             1,149
       105  Old National Bancorp                       1,431
       115  PNC Financial Services Group, Inc.         4,566
       167  Provident Bankshares Corp.                 1,468
        55  S&T Bancorp, Inc.                            983
       359  Sterling Bancshares, Inc.                  2,387
       567  Sterling Financial Corp.                   1,809
     1,171  SunTrust Banks, Inc.                      16,909


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
       252  Susquehanna Bancshares, Inc.         $     2,031
       225  TCF Financial Corp.                        3,130
       288  Trustmark Corp.                            6,261
       230  U.S. Bancorp                               4,191
       778  UCBH Holdings, Inc.                          996
       259  Umpqua Holdings Corp.                      2,484
       136  United Bankshares, Inc.                    3,528
       282  United Community Banks, Inc.               1,819
       236  Wells Fargo & Co.                          4,722
       205  Whitney Holding Corp.                      2,452
       273  Wilmington Trust Corp.                     3,961
       293  Wintrust Financial Corp.                   4,981
                                                 -----------
                                                     187,943
                                                 -----------
            COMMERCIAL SERVICES & SUPPLIES --
               2.4%
        72  ABM Industries, Inc.                       1,262
       616  Avery Dennison Corp.                      17,704
     1,121  Bowne & Co., Inc.                          5,728
       200  Brink's (The) Co.                          5,670
       369  Consolidated Graphics, Inc. (b)            7,166
       619  Corrections Corp. of America (b)           8,747
       549  Deluxe Corp.                               7,961
       248  G&K Services, Inc., Class A                6,193
     1,016  HNI Corp.                                 15,748
       396  Mine Safety Appliances Co.                 9,761
       312  Mobile Mini, Inc. (b)                      4,274
     1,876  R.R. Donnelley & Sons Co.                 21,855
       196  Republic Services, Inc.                    4,116
       256  Standard Register (The) Co.                1,336
       167  United Stationers, Inc. (b)                5,466
       269  Waste Management, Inc.                     7,174
                                                 -----------
                                                     130,161
                                                 -----------
            COMMUNICATIONS EQUIPMENT --
               0.8%
       435  Avocent Corp. (b)                          6,281
       199  Black Box Corp.                            5,447
       431  Ciena Corp. (b)                            5,150
       306  Digi International, Inc. (b)               2,225
       206  EMS Technologies, Inc. (b)                 3,924
       554  Harmonic, Inc. (b)                         4,061
       457  Juniper Networks, Inc. (b)                 9,894
     1,395  PC-Tel, Inc. (b)                           6,794
                                                 -----------
                                                      43,776
                                                 -----------
            COMPUTERS & PERIPHERALS -- 0.9%
       489  Adaptec, Inc. (b)                          1,398
       124  Diebold, Inc.                              3,277
       314  Hewlett-Packard Co.                       11,298
       345  Imation Corp.                              3,450
       113  Intermec, Inc. (b)                         1,365
       665  NCR Corp. (b)                              6,750
       836  Novatel Wireless, Inc. (b)                 5,727


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMPUTERS & PERIPHERALS
               (CONTINUED)
       905  QLogic Corp. (b)                     $    12,833
                                                 -----------
                                                      46,098
                                                 -----------
            CONSTRUCTION & ENGINEERING --
               0.7%
       456  Dycom Industries, Inc. (b)                 3,840
       274  EMCOR Group, Inc. (b)                      5,696
       291  Fluor Corp.                               11,020
       765  KBR, Inc.                                 11,949
       131  URS Corp. (b)                              5,772
                                                 -----------
                                                      38,277
                                                 -----------
            CONSTRUCTION MATERIALS -- 0.1%
        33  Martin Marietta Materials, Inc.            2,773
       144  Texas Industries, Inc.                     4,605
                                                 -----------
                                                      7,378
                                                 -----------
            CONSUMER FINANCE -- 1.1%
       739  American Express Co.                      18,637
       451  AmeriCredit Corp. (b)                      4,587
       274  Capital One Financial Corp.                4,587
       383  Cash America International, Inc.           8,564
     2,724  Discover Financial Services               22,146
       671  Rewards Network, Inc. (b)                  2,503
                                                 -----------
                                                      61,024
                                                 -----------
            CONTAINERS & PACKAGING -- 2.2%
       255  AptarGroup, Inc.                           7,913
       480  Bemis Co., Inc.                           11,539
       238  Greif, Inc., Class A                      10,774
       977  Myers Industries, Inc.                     9,799
       476  Owens-Illinois, Inc. (b)                  11,610
       609  Packaging Corp. of America                 9,665
       471  Pactiv Corp. (b)                          10,296
        87  Rock-Tenn Co., Class A                     3,285
       730  Sealed Air Corp.                          13,914
       252  Sonoco Products Co.                        6,151
     1,969  Temple-Inland, Inc.                       23,510
                                                 -----------
                                                     118,456
                                                 -----------
            DISTRIBUTORS -- 0.2%
       685  Audiovox Corp., Class A (b)                3,808
       230  Genuine Parts Co.                          7,811
                                                 -----------
                                                      11,619
                                                 -----------
            DIVERSIFIED CONSUMER SERVICES --
               0.7%
       117  Brink's Home Security Holdings,
               Inc. (b)                                3,110
       147  Hillenbrand, Inc.                          2,672
       183  Matthews International Corp.,
               Class A                                 5,732
       732  Regis Corp.                               14,011


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED CONSUMER SERVICES
               (CONTINUED)
     3,029  Service Corp. International          $    13,721
                                                 -----------
                                                      39,246
                                                 -----------
            DIVERSIFIED FINANCIAL SERVICES --
               0.9%
     2,016  Bank of America Corp.                     18,003
     6,031  CIT Group, Inc.                           13,389
        55  Financial Federal Corp.                    1,353
       126  JPMorgan Chase & Co.                       4,158
       146  Moody's Corp.                              4,310
       351  NASDAQ OMX Group, (The), Inc.  (b)         6,750
                                                 -----------
                                                      47,963
                                                 -----------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.1%
       400  AT&T, Inc.                                10,248
       611  CenturyTel, Inc.                          16,589
     2,298  Cincinnati Bell, Inc. (b)                  6,411
       182  Embarq Corp.                               6,654
     1,506  FairPoint Communications, Inc.             1,566
       467  Frontier Communications Corp.              3,320
       205  Iowa Telecommunications Services,
               Inc.                                    2,702
       981  Qwest Communications
               International, Inc.                     3,816
       228  Verizon Communications, Inc.               6,918
       416  Windstream Corp.                           3,453
                                                 -----------
                                                      61,677
                                                 -----------
            ELECTRIC UTILITIES -- 3.9%
       435  Allegheny Energy, Inc.                    11,275
       135  ALLETE, Inc.                               3,515
       544  American Electric Power Co., Inc.         14,351
       208  Central Vermont Public Service
               Corp.                                   3,569
       108  Cleco Corp.                                2,278
       234  DPL, Inc.                                  5,249
       703  Duke Energy Corp.                          9,708
       477  Edison International                      13,599
       333  El Paso Electric Co. (b)                   4,595
       101  Entergy Corp.                              6,542
        74  Exelon Corp.                               3,414
       356  FirstEnergy Corp.                         14,560
        66  FPL Group, Inc.                            3,550
       785  Great Plains Energy, Inc.                 11,359
       577  Hawaiian Electric Industries, Inc.         8,967
       453  IDACORP, Inc.                             10,858
       318  Northeast Utilities                        6,684
     1,126  NV Energy, Inc.                           11,542
     1,377  Pepco Holdings, Inc.                      16,455
       518  Pinnacle West Capital Corp.               14,183
       117  PPL Corp.                                  3,500


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRIC UTILITIES (CONTINUED)
       278  Progress Energy, Inc.                $     9,485
       110  Southern (The) Co.                         3,177
       161  UIL Holdings Corp.                         3,718
        42  UniSource Energy Corp.                     1,105
       603  Westar Energy, Inc.                       10,571
                                                 -----------
                                                     207,809
                                                 -----------
            ELECTRICAL EQUIPMENT -- 1.8%
       143  A.O. Smith Corp.                           4,446
       208  Acuity Brands, Inc.                        5,978
       324  Baldor Electric Co.                        7,517
       266  Brady Corp., Class A                       5,605
     1,945  C&D Technologies, Inc. (b)                 4,259
       532  Cooper Industries Ltd., Class A           17,444
       352  Emerson Electric Co.                      11,982
       392  Hubbell, Inc., Class B                    13,014
     1,999  Magnetek, Inc. (b)                         3,498
     1,182  Woodward Governor Co.                     23,593
                                                 -----------
                                                      97,336
                                                 -----------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS --
               2.7%
       148  Anixter International, Inc. (b)            5,888
       176  Cognex Corp.                               2,476
     1,295  Corning, Inc.                             18,933
     1,661  CTS Corp.                                 10,082
     2,510  Gerber Scientific, Inc. (b)                9,915
       604  Jabil Circuit, Inc.                        4,892
       327  Littelfuse, Inc. (b)                       5,360
     1,312  Methode Electronics, Inc.                  7,898
       500  Molex, Inc.                                8,335
       158  MTS Systems Corp.                          3,339
       283  National Instruments Corp.                 6,237
     1,357  Newport Corp. (b)                          6,771
       191  Rogers Corp. (b)                           4,861
       194  ScanSource, Inc. (b)                       4,794
       183  SYNNEX Corp. (b)                           3,940
       485  Tech Data Corp. (b)                       13,963
     1,557  Tyco Electronics Ltd.                     27,154
                                                 -----------
                                                     144,838
                                                 -----------
            ENERGY EQUIPMENT & SERVICES --
               2.6%
       362  Atwood Oceanics, Inc. (b)                  8,080
       280  Bristow Group, Inc. (b)                    6,373
       219  Diamond Offshore Drilling, Inc.           15,858
       749  Gulf Island Fabrication, Inc.              9,692
     1,111  Halliburton Co.                           22,464
       572  Matrix Service Co. (b)                     5,480
       599  National Oilwell Varco, Inc. (b)          18,138
       735  Pride International, Inc. (b)             16,684
     1,436  Rowan Cos., Inc.                          22,416


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ENERGY EQUIPMENT & SERVICES
               (CONTINUED)
       356  Tidewater, Inc.                      $    15,397
                                                 -----------
                                                     140,582
                                                 -----------
            FOOD & STAPLES RETAILING -- 0.9%
       332  Andersons (The), Inc.                      5,335
       885  Great Atlantic & Pacific Tea (The)
               Co., Inc. (b)                           6,496
       128  Nash Finch Co.                             3,749
       353  Ruddick Corp.                              9,058
       681  Safeway, Inc.                             13,450
       409  Whole Foods Market, Inc.                   8,479
                                                 -----------
                                                      46,567
                                                 -----------
            FOOD PRODUCTS -- 1.0%
       495  Archer-Daniels-Midland Co.                12,187
       268  Cal-Maine Foods, Inc.                      7,094
       199  ConAgra Foods, Inc.                        3,522
       623  Corn Products International, Inc.         14,890
       165  Hain Celestial Group (The), Inc. (b)       2,754
        90  J.M. Smucker (The) Co.                     3,546
        64  Lancaster Colony Corp.                     2,803
       279  Smithfield Foods, Inc. (b)                 2,410
       357  Tyson Foods, Inc., Class A                 3,763
                                                 -----------
                                                      52,969
                                                 -----------
            GAS UTILITIES -- 1.1%
       299  AGL Resources, Inc.                        9,320
       156  Atmos Energy Corp.                         3,855
       454  Energen Corp.                             16,398
       172  National Fuel Gas Co.                      5,626
        35  New Jersey Resources Corp.                 1,152
       207  Nicor, Inc.                                6,653
        27  Northwest Natural Gas Co.                  1,104
       350  ONEOK, Inc.                                9,160
        34  South Jersey Industries, Inc.              1,180
       171  Southwest Gas Corp.                        3,456
                                                 -----------
                                                      57,904
                                                 -----------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 1.3%
        37  Analogic Corp.                             1,347
       326  CONMED Corp. (b)                           4,342
       207  Covidien Ltd.                              6,827
     1,158  CryoLife, Inc. (b)                         6,288
     1,336  Hill-Rom Holdings, Inc.                   17,341
       147  Invacare Corp.                             2,262
       192  Merit Medical Systems, Inc. (b)            2,978
     1,031  Osteotech, Inc. (b)                        3,939
       341  STERIS Corp.                               8,218
       135  Teleflex, Inc.                             5,802
     4,916  Theragenics Corp. (b)                      6,096


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE EQUIPMENT &
               SUPPLIES (CONTINUED)
       251  Zoll Medical Corp. (b)               $     4,036
                                                 -----------
                                                      69,476
                                                 -----------
            HEALTH CARE PROVIDERS & SERVICES
               -- 3.7%
       414  Aetna, Inc.                                9,112
       189  Almost Family, Inc. (b)                    4,668
       103  AmerisourceBergen Corp.                    3,465
     1,176  AMN Healthcare Services, Inc. (b)          8,103
       320  Cardinal Health, Inc.                     10,813
       130  Centene Corp. (b)                          2,388
       191  CIGNA Corp.                                3,765
       689  Community Health Systems, Inc. (b)        15,737
       116  CorVel Corp. (b)                           2,610
     1,328  Coventry Health Care, Inc. (b)            21,128
       916  Cross Country Healthcare, Inc. (b)         8,070
       395  Gentiva Health Services, Inc. (b)          6,292
       365  Health Net, Inc. (b)                       5,271
       717  HealthSpring, Inc. (b)                     6,618
       527  Humana, Inc. (b)                          15,167
       884  Kindred Healthcare, Inc. (b)              11,510
       633  LifePoint Hospitals, Inc. (b)             16,363
        96  McKesson Corp.                             3,552
       825  MedCath Corp. (b)                          8,349
        80  Owens & Minor, Inc.                        2,774
       504  Psychiatric Solutions, Inc. (b)            9,773
       135  RehabCare Group, Inc. (b)                  2,254
     2,893  Tenet Healthcare Corp. (b)                 6,509
       276  Universal Health Services, Inc.,
               Class B                                13,910
                                                 -----------
                                                     198,201
                                                 -----------
            HEALTH CARE TECHNOLOGY -- 0.2%
       591  Eclipsys Corp. (b)                         7,801
       300  Omnicell, Inc. (b)                         2,640
                                                 -----------
                                                      10,441
                                                 -----------
            HOTELS, RESTAURANTS & LEISURE --
               2.6%
       118  Bob Evans Farms, Inc.                      2,862
       796  Carnival Corp.                            21,396
        98  Darden Restaurants, Inc.                   3,623
       746  International Game Technology              9,213
       599  International Speedway Corp.,
               Class A                                14,184
       886  Interval Leisure Group, Inc. (b)           7,097
     1,149  Landry's Restaurants, Inc. (b)            10,502
     1,052  Life Time Fitness, Inc. (b)               19,736
       553  Marcus (The) Corp.                         7,023
     2,185  Multimedia Games, Inc. (b)                 4,632
       266  Red Robin Gourmet Burgers, Inc. (b)        6,530


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
     1,609  Ruby Tuesday, Inc. (b)               $    12,357
       218  Scientific Games Corp., Class A (b)        3,813
       234  Sonic Corp. (b)                            2,555
       793  Starwood Hotels & Resorts
               Worldwide, Inc.                        16,542
                                                 -----------
                                                     142,065
                                                 -----------
            HOUSEHOLD DURABLES -- 2.0%
       417  Ethan Allen Interiors, Inc.                5,609
       280  Fortune Brands, Inc.                      11,007
       342  Helen of Troy Ltd. (b)                     5,455
       529  Leggett & Platt, Inc.                      7,597
        59  National Presto Industries, Inc.           4,204
       890  Russ Berrie & Co., Inc. (b)                1,700
       685  Snap-on, Inc.                             23,235
       346  Stanley Works (The)                       13,158
       467  Tupperware Brands Corp.                   11,689
       581  Whirlpool Corp.                           26,238
                                                 -----------
                                                     109,892
                                                 -----------
            HOUSEHOLD PRODUCTS -- 0.2%
       156  Central Garden & Pet Co., Class A
               (b)                                     1,415
       146  Procter & Gamble (The) Co.                 7,218
                                                 -----------
                                                       8,633
                                                 -----------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.8%
     2,958  AES (The) Corp. (b)                       20,913
    12,191  Dynegy, Inc., Class A (b)                 21,700
                                                 -----------
                                                      42,613
                                                 -----------
            INDUSTRIAL CONGLOMERATES -- 1.3%
       539  Carlisle Cos., Inc.                       12,262
       996  General Electric Co.                      12,600
       652  Standex International Corp.                9,043
     2,995  Textron, Inc.                             32,136
       144  Tredegar Corp.                             2,532
                                                 -----------
                                                      68,573
                                                 -----------
            INSURANCE -- 3.6%
       173  Aflac, Inc.                                4,998
       659  American Financial Group, Inc.            11,585
       155  Arthur J. Gallagher & Co.                  3,484
       631  Assurant, Inc.                            15,422
       162  Chubb (The) Corp.                          6,310
       301  Cincinnati Financial Corp.                 7,209
        87  Delphi Financial Group, Inc.,
               Class A                                 1,502
       100  First American Corp.                       2,808
       316  Horace Mann Educators Corp.                2,774
       502  Lincoln National Corp.                     5,642


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
       442  MetLife, Inc.                        $    13,149
     1,874  National Financial Partners Corp.         13,230
       302  Presidential Life Corp.                    3,228
     1,681  Principal Financial Group, Inc.           27,468
        50  ProAssurance Corp. (b)                     2,197
       503  Protective Life Corp.                      4,311
        82  Reinsurance Group of America, Inc.         2,607
       151  Safety Insurance Group, Inc.               4,991
       193  Selective Insurance Group                  2,849
       464  StanCorp Financial Group, Inc.            12,728
       524  Torchmark Corp.                           15,369
       248  Travelers (The) Cos., Inc.                10,203
       189  Unitrin, Inc.                              3,213
       805  Unum Group                                13,154
       149  Zenith National Insurance Corp.            3,396
                                                 -----------
                                                     193,827
                                                 -----------
            INTERNET & CATALOG RETAIL -- 0.2%
     1,625  Ticketmaster Entertainment, Inc. (b)       8,547
                                                 -----------
            IT SERVICES -- 1.1%
       714  Acxiom Corp.                               6,890
     2,197  CIBER, Inc. (b)                            7,096
       467  Computer Sciences Corp. (b)               17,261
       378  Fidelity National Information
               Services, Inc.                          6,747
       595  Gevity HR, Inc.                            2,356
       173  Lender Processing Services, Inc.           4,958
       539  SRA International, Inc., Class A (b)       8,295
     1,161  StarTek, Inc. (b)                          4,784
                                                 -----------
                                                      58,387
                                                 -----------
            LEISURE EQUIPMENT & PRODUCTS --
               0.9%
     1,566  Arctic Cat, Inc.                           6,264
     1,840  Callaway Golf Co.                         13,892
       274  Hasbro, Inc.                               7,305
       486  JAKKS Pacific, Inc. (b)                    6,148
       596  Mattel, Inc.                               8,916
       168  Polaris Industries, Inc.                   5,619
                                                 -----------
                                                      48,144
                                                 -----------
            LIFE SCIENCES TOOLS & SERVICES --
               0.9%
     2,061  Cambrex Corp. (b)                          4,802
       223  Covance, Inc. (b)                          8,759
       112  Kendle International, Inc. (b)               997
       370  PAREXEL International Corp. (b)            3,667
       788  PerkinElmer, Inc.                         11,481
       282  Thermo Fisher Scientific, Inc. (b)         9,892


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            LIFE SCIENCES TOOLS & SERVICES
               (CONTINUED)
       334  Varian, Inc. (b)                     $    11,029
                                                 -----------
                                                      50,627
                                                 -----------
            MACHINERY -- 6.5%
       674  AGCO Corp. (b)                            16,378
       440  Barnes Group, Inc.                         6,230
       142  Briggs & Stratton Corp.                    2,113
       340  Cascade Corp.                              8,218
       470  Crane Co.                                 10,852
       540  Cummins, Inc.                             18,360
       209  Deere & Co.                                8,623
       521  Dover Corp.                               16,036
       466  Eaton Corp.                               20,411
       275  EnPro Industries, Inc. (b)                 4,389
     2,006  Federal Signal Corp.                      15,587
       179  Flowserve Corp.                           12,154
       477  Harsco Corp.                              13,141
       242  IDEX Corp.                                 6,111
       223  Illinois Tool Works, Inc.                  7,314
       225  John Bean Technologies Corp.               2,480
       132  Kaydon Corp.                               4,219
       652  Kennametal, Inc.                          13,334
       133  Lindsay Corp.                              5,175
     1,212  Lydall, Inc. (b)                           5,200
     5,257  Manitowoc (The) Co., Inc.                 31,279
       279  Nordson Corp.                             10,122
     1,961  Oshkosh Corp.                             18,826
       337  Pall Corp.                                 8,900
       506  Parker Hannifin Corp.                     22,947
       366  Pentair, Inc.                              9,750
       395  Robbins & Myers, Inc.                      7,485
       112  SPX Corp.                                  5,171
       947  Timken (The) Co.                          15,228
     3,820  Wabash National Corp.                      4,775
       301  Wabtec Corp.                              11,480
       184  Watts Water Technologies, Inc.,
               Class A                                 4,096
                                                 -----------
                                                     346,384
                                                 -----------
            MARINE -- 0.4%
       555  Alexander & Baldwin, Inc.                 14,785
       176  Kirby Corp. (b)                            5,432
                                                 -----------
                                                      20,217
                                                 -----------
            MEDIA -- 2.3%
       157  Arbitron, Inc.                             3,269
       738  Comcast Corp., Class A                    11,410
       870  E.W. Scripps (The) Co., Class A            1,714
     2,470  Harte-Hanks, Inc.                         20,402
     3,338  Interpublic Group of Cos (The),
               Inc. (b)                               20,896
       826  Meredith Corp.                            20,716
       294  Omnicom Group, Inc.                        9,252


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MEDIA (CONTINUED)
       701  Scholastic Corp.                     $    13,831
       757  Walt Disney (The) Co.                     16,578
         9  Washington Post (The) Co., Class B         3,767
                                                 -----------
                                                     121,835
                                                 -----------
            METALS & MINING -- 2.7%
     1,931  AK Steel Holding Corp.                    25,122
     1,873  Alcoa, Inc.                               16,988
       784  Allegheny Technologies, Inc.              25,661
       242  AMCOL International Corp.                  4,690
       936  Carpenter Technology Corp.                19,347
     1,144  Commercial Metals Co.                     17,023
       395  Olympic Steel, Inc.                        7,244
       513  RTI International Metals, Inc. (b)         6,674
       813  United States Steel Corp.                 21,585
                                                 -----------
                                                     144,334
                                                 -----------
            MULTILINE RETAIL -- 2.2%
       104  Fred's, Inc., Class A                      1,421
       856  J. C. Penney Co., Inc.                    26,271
     1,931  Macy's, Inc.                              26,416
       410  Nordstrom, Inc.                            9,278
     7,066  Saks, Inc. (b)                            36,814
     4,723  Tuesday Morning Corp. (b)                 16,105
                                                 -----------
                                                     116,305
                                                 -----------
            MULTI-UTILITIES -- 4.0%
       321  Alliant Energy Corp.                       7,178
       741  Ameren Corp.                              17,058
       341  Avista Corp.                               5,132
       148  Black Hills Corp.                          2,942
       965  CenterPoint Energy, Inc.                  10,268
        25  CH Energy Group, Inc.                      1,111
     1,161  CMS Energy Corp.                          13,955
       254  Consolidated Edison, Inc.                  9,431
       222  Dominion Resources, Inc.                   6,695
       621  DTE Energy Co.                            18,363
       387  Integrys Energy Group, Inc.               10,221
       655  MDU Resources Group, Inc.                 11,508
     1,754  NiSource, Inc.                            19,276
       166  NSTAR                                      5,214
       333  OGE Energy Corp.                           8,561
       263  PG&E Corp.                                 9,763
       114  Public Service Enterprise Group,
               Inc.                                    3,402
       326  SCANA Corp.                                9,852
       218  Sempra Energy                             10,032
       903  TECO Energy, Inc.                          9,563
       376  Vectren Corp.                              8,336
       167  Wisconsin Energy Corp.                     6,673
       540  Xcel Energy, Inc.                          9,958
                                                 -----------
                                                     214,492
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            OFFICE ELECTRONICS -- 0.3%
     3,022  Xerox Corp.                          $    18,464
                                                 -----------
            OIL, GAS & CONSUMABLE FUELS --
               4.8%
       988  Arch Coal, Inc.                           13,802
       594  Bill Barrett Corp. (b)                    15,432
       654  Marathon Oil Corp.                        19,424
       682  Mariner Energy, Inc. (b)                   7,761
     1,698  Massey Energy Co.                         27,015
       319  Noble Energy, Inc.                        18,103
       309  Occidental Petroleum Corp.                17,394
       583  Overseas Shipholding Group, Inc.          16,738
     3,562  Patriot Coal Corp. (b)                    22,441
       549  Peabody Energy Corp.                      14,488
     1,044  Pioneer Natural Resources Co.             24,137
       695  Southern Union Co.                        11,058
       712  Spectra Energy Corp.                      10,324
     1,276  Tesoro Corp.                              19,459
     1,510  Williams (The) Cos., Inc.                 21,291
                                                 -----------
                                                     258,867
                                                 -----------
            PAPER & FOREST PRODUCTS -- 0.5%
     1,147  MeadWestvaco Corp.                        17,962
       127  Schweitzer-Mauduit International,
               Inc.                                    2,917
       447  Wausau Paper Corp.                         3,903
                                                 -----------
                                                      24,782
                                                 -----------
            PERSONAL PRODUCTS -- 0.5%
       938  NBTY, Inc. (b)                            24,304
                                                 -----------
            PHARMACEUTICALS -- 0.4%
       153  Bristol-Myers Squibb Co.                   2,938
       376  Merck & Co., Inc.                          9,114
       739  Pfizer, Inc.                               9,873
                                                 -----------
                                                      21,925
                                                 -----------
            PROFESSIONAL SERVICES -- 1.3%
       111  Administaff, Inc.                          2,959
       483  CDI Corp.                                  5,772
       265  Heidrick & Struggles
               International, Inc.                     4,478
       251  Manpower, Inc.                            10,816
     2,109  Monster Worldwide, Inc. (b)               29,104
     2,213  On Assignment, Inc. (b)                    7,790
       267  School Specialty, Inc. (b)                 5,012
       177  Volt Information Sciences, Inc. (b)        1,271
                                                 -----------
                                                      67,202
                                                 -----------
            REAL ESTATE INVESTMENT TRUSTS --
               4.8%
       145  Alexandria Real Estate Equities,
               Inc.                                    5,290
       532  BioMed Realty Trust, Inc.                  6,070
       135  BRE Properties, Inc.                       3,317


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
     2,700  Cedar Shopping Centers, Inc.         $     9,693
       308  Colonial Properties Trust                  2,230
     1,172  DiamondRock Hospitality Co.                7,606
     1,442  Duke Realty Corp.                         14,088
       381  Entertainment Properties Trust             8,805
       217  Equity One, Inc.                           3,229
       653  Extra Space Storage, Inc.                  4,643
        95  Franklin Street Properties Corp.           1,268
       661  Hospitality Properties Trust               8,091
     4,385  Host Hotels & Resorts, Inc.               33,721
        68  Kilroy Realty Corp.                        1,465
     1,321  Kimco Realty Corp.                        15,878
     1,918  Kite Realty Group Trust                    6,713
       616  LaSalle Hotel Properties                   7,367
       494  Lexington Realty Trust                     1,902
       140  Liberty Property Trust                     3,408
       134  LTC Properties, Inc.                       2,413
     1,689  Macerich (The) Co.                        29,608
       133  Mack-Cali Realty Corp.                     3,572
       986  Medical Properties Trust, Inc.             5,265
       148  National Retail Properties, Inc.           2,626
       188  Omega Healthcare Investors, Inc.           2,955
       114  Parkway Properties, Inc.                   1,581
       331  Pennsylvania Real Estate
               Investment Trust                        2,565
       114  Potlatch Corp.                             3,353
       311  Public Storage                            20,794
       175  Rayonier, Inc.                             6,759
       140  Realty Income Corp.                        3,126
       168  Senior Housing Properties Trust            2,754
       734  SL Green Realty Corp.                     12,962
       117  Sovran Self Storage, Inc.                  2,637
       555  Weingarten Realty Investors                8,625
                                                 -----------
                                                     256,379
                                                 -----------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.1%
       307  Forestar Group, Inc. (b)                   3,948
                                                 -----------
            ROAD & RAIL -- 1.9%
       247  Arkansas Best Corp.                        5,701
       167  Burlington Northern Santa Fe Corp.        11,269
       532  CSX Corp.                                 15,742
     1,040  Kansas City Southern (b)                  15,860
       407  Norfolk Southern Corp.                    14,522
       486  Ryder System, Inc.                        13,457
       334  Union Pacific Corp.                       16,413
       524  Werner Enterprises, Inc.                   8,567
                                                 -----------
                                                     101,531
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.6%
       357  Analog Devices, Inc.                 $     7,597
        98  Cabot Microelectronics Corp. (b)           2,823
       272  DSP Group, Inc. (b)                        1,711
       457  Intel Corp.                                7,211
       146  Linear Technology Corp.                    3,180
       158  Microchip Technology, Inc.                 3,634
       203  Microsemi Corp. (b)                        2,724
       253  Standard Microsystems Corp. (b)            4,013
       476  TriQuint Semiconductor, Inc. (b)           1,823
                                                 -----------
                                                      34,716
                                                 -----------
            SOFTWARE -- 0.6%
       563  Fair Isaac Corp.                           9,470
       324  Jack Henry & Associates, Inc.              5,838
       312  JDA Software Group, Inc. (b)               4,402
       135  Progress Software Corp. (b)                2,861
       816  Radiant Systems, Inc. (b)                  6,014
       563  Take-Two Interactive Software,
               Inc. (b)                                5,112
                                                 -----------
                                                      33,697
                                                 -----------
            SPECIALTY RETAIL -- 4.9%
       864  American Eagle Outfitters, Inc.           12,804
       371  Barnes & Noble, Inc.                       9,691
       613  Big 5 Sporting Goods Corp.                 5,045
     1,599  Brown Shoe Co., Inc.                      10,282
       516  Cabela's, Inc. (b)                         6,610
        64  Cato (The) Corp., Class A                  1,230
       442  Charlotte Russe Holding, Inc. (b)          5,547
     1,466  Christopher & Banks Corp.                  8,151
     2,106  Coldwater Creek, Inc. (b)                  7,266
     1,085  Collective Brands, Inc. (b)               15,754
     1,009  Foot Locker, Inc.                         11,997
     1,059  Gap (The), Inc.                           16,457
       319  Genesco, Inc. (b)                          7,267
        84  Group 1 Automotive, Inc.                   1,789
       112  Haverty Furniture Cos., Inc.               1,215
       220  Jo-Ann Stores, Inc. (b)                    4,030
     1,157  Limited Brands, Inc.                      13,213
       552  Lowe's Cos., Inc.                         11,868
       310  Men's Wearhouse (The), Inc.                5,778
       297  Midas, Inc. (b)                            2,970
     1,065  Pep Boys-Manny, Moe & Jack (The)           7,881
     2,006  RadioShack Corp.                          28,244
       682  Rent-A-Center, Inc. (b)                   13,129
     3,749  Sonic Automotive, Inc., Class A           19,345
       319  Tiffany & Co.                              9,232
     2,803  Tween Brands, Inc. (b)                     8,185
     1,311  Williams-Sonoma, Inc.                     18,354
       602  Zale Corp. (b)                             2,239
                                                 -----------
                                                     265,573
                                                 -----------


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TEXTILES, APPAREL & LUXURY GOODS --
               2.0%
       276  Hanesbrands, Inc. (b)                $     4,543
       531  Iconix Brand Group, Inc. (b)               7,572
       795  Movado Group, Inc.                         7,290
       972  Oxford Industries, Inc.                    9,467
     1,733  Perry Ellis International, Inc. (b)       12,703
       466  Phillips-Van Heusen Corp.                 13,528
       325  Polo Ralph Lauren Corp.                   17,498
       918  Quiksilver, Inc. (b)                       1,515
       899  Skechers U.S.A., Inc., Class A (b)        10,518
       169  UniFirst Corp.                             6,302
       176  VF Corp.                                  10,432
       231  Wolverine World Wide, Inc.                 4,812
                                                 -----------
                                                     106,180
                                                 -----------
            THRIFTS & MORTGAGE FINANCE --
               0.3%
       575  Astoria Financial Corp.                    4,750
       125  Dime Community Bancshares                  1,042
       485  First Niagara Financial Group,
               Inc.                                    6,567
     1,566  Flagstar Bancorp, Inc. (b)                 2,271
     1,119  Guaranty Financial Group, Inc. (b)           660
       199  Washington Federal, Inc.                   2,583
                                                 -----------
                                                      17,873
                                                 -----------
            TOBACCO -- 0.7%
       937  Alliance One International, Inc.
               (b)                                     3,514
       209  Altria Group, Inc.                         3,413
        54  Lorillard, Inc.                            3,409
        94  Philip Morris International, Inc.          3,403
       281  Reynolds American, Inc.                   10,672
       442  Universal Corp.                           13,331
                                                 -----------
                                                      37,742
                                                 -----------
            TRADING COMPANIES &
               DISTRIBUTORS -- 0.6%
       213  Applied Industrial Technologies, Inc.      4,793
       653  GATX Corp.                                19,662
       287  Kaman Corp.                                4,853
        35  Watsco, Inc.                               1,503
                                                 -----------
                                                      30,811
                                                 -----------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.5%
     3,852  Sprint Nextel Corp. (b)                   16,795
       399  Telephone and Data Systems, Inc.          11,439
                                                 -----------
                                                      28,234
                                                 -----------


            TOTAL COMMON STOCKS -- 99.9%
             (Cost $5,269,918)                     5,362,940


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            MONEY MARKET FUND -- 0.6%
    33,700  Morgan Stanley Institutional
             Treasury Money Market Fund-
               0.05% (c)
              (Cost $33,700)                     $    33,700
                                                 -----------

            TOTAL INVESTMENTS -- 100.5%
              (Cost $5,303,618) (d)                5,396,640
            NET OTHER ASSETS AND
              LIABILITIES -- (0.5)%                  (27,043)
                                                 -----------
            NET ASSETS -- 100.0%                 $ 5,369,597
                                                 ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $540,382 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $447,360.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments            $ 5,396,640
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                            $ 5,396,640
                                                ============


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.1%
            AEROSPACE & DEFENSE -- 1.3%
       258  AAR Corp. (b)                        $     3,888
        76  Aerovironment, Inc. (b)                    1,798
       109  Alliant Techsystems, Inc. (b)              8,682
        85  American Science & Engineering,
               Inc.                                    5,122
       400  Applied Signal Technology, Inc.            7,904
       113  Axsys Technologies, Inc. (b)               4,736
       256  Cubic Corp.                                7,350
       115  Curtiss-Wright Corp.                       3,676
       402  ITT Corp.                                 16,486
        72  Lockheed Martin Corp.                      5,654
       187  Stanley, Inc. (b)                          4,821
                                                 -----------
                                                      70,117
                                                 -----------
            AIR FREIGHT & LOGISTICS -- 0.8%
       439  C.H. Robinson Worldwide, Inc.             23,337
       353  Expeditors International of
               Washington, Inc.                       12,253
       203  United Parcel Service, Inc., Class B      10,625
                                                 -----------
                                                      46,215
                                                 -----------
            AIRLINES -- 0.2%
       622  Alaska Air Group, Inc. (b)                10,437
       260  SkyWest, Inc.                              3,131
                                                 -----------
                                                      13,568
                                                 -----------
            AUTO COMPONENTS -- 0.1%
       179  BorgWarner, Inc.                           5,182
                                                 -----------
            AUTOMOBILES -- 0.1%
       233  Thor Industries, Inc.                      5,357
                                                 -----------
            BEVERAGES -- 1.0%
       228  Coca-Cola (The) Co.                        9,815
       405  Hansen Natural Corp. (b)                  16,508
       698  Pepsi Bottling Group (The), Inc.          21,827
       194  PepsiCo, Inc.                              9,653
                                                 -----------
                                                      57,803
                                                 -----------
            BIOTECHNOLOGY -- 1.8%
       101  Amgen, Inc. (b)                            4,895
     1,564  ArQule, Inc. (b)                           6,960
       491  Biogen Idec, Inc. (b)                     23,735
       113  Celgene Corp. (b)                          4,827
       227  Cephalon, Inc. (b)                        14,894
       198  Cubist Pharmaceuticals, Inc. (b)           3,287
       168  Genzyme Corp. (b)                          8,959
       432  Gilead Sciences, Inc. (b)                 19,786
       114  Regeneron Pharmaceuticals, Inc. (b)        1,512
       110  United Therapeutics Corp. (b)              6,909
       127  Vertex Pharmaceuticals, Inc. (b)           3,914
                                                 -----------
                                                      99,678
                                                 -----------


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            CAPITAL MARKETS -- 1.6%
    12,074  E*TRADE Financial Corp. (b)          $    17,266
       449  Federated Investors, Inc., Class B        10,273
        94  Goldman Sachs Group (The), Inc.           12,079
        44  Greenhill & Co., Inc.                      3,411
       127  Investment Technology Group, Inc. (b)      2,893
       423  LaBranche & Co., Inc. (b)                  1,768
       258  Northern Trust Corp.                      14,025
       370  Raymond James Financial, Inc.              5,805
       150  Stifel Financial Corp. (b)                 7,385
       305  SWS Group, Inc.                            3,901
       491  TradeStation Group, Inc. (b)               3,982
       403  Waddell & Reed Financial, Inc.,
               Class A                                 9,031
                                                 -----------
                                                      91,819
                                                 -----------
            CHEMICALS -- 3.7%
       323  Airgas, Inc.                              13,928
       502  American Vanguard Corp.                    6,421
       322  Balchem Corp.                              8,015
       335  Calgon Carbon Corp. (b)                    5,688
       362  CF Industries Holdings, Inc.              26,082
       445  Ecolab, Inc.                              17,155
       338  FMC Corp.                                 16,471
       507  International Flavors &
               Fragrances, Inc.                       15,818
       241  Monsanto Co.                              20,458
       183  NewMarket Corp.                           11,529
       383  Praxair, Inc.                             28,576
       525  Scotts Miracle-Gro (The) Co.,
               Class A                                17,729
       648  Terra Industries, Inc.                    17,172
                                                 -----------
                                                     205,042
                                                 -----------
            COMMERCIAL BANKS -- 0.8%
       100  Commerce Bancshares, Inc.                  3,310
        78  Cullen/Frost Bankers, Inc.                 3,673
        67  First Financial Bankshares, Inc.           3,302
     1,862  First Horizon National Corp.              21,431
        79  Home Bancshares, Inc.                      1,742
        73  NBT Bancorp, Inc.                          1,729
       118  Prosperity Bancshares, Inc.                3,277
       115  Signature Bank (b)                         3,127
        37  Tompkins Financial Corp.                   1,559
                                                 -----------
                                                      43,150
                                                 -----------
            COMMERCIAL SERVICES & SUPPLIES
               -- 2.2%
       809  Cintas Corp.                              20,759
        76  Clean Harbors, Inc. (b)                    3,808
       368  Copart, Inc. (b)                          11,551
       317  Healthcare Services Group, Inc.            5,668
       902  Iron Mountain, Inc. (b)                   25,698


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
       214  Pitney Bowes, Inc.                   $     5,251
       850  Rollins, Inc.                             15,300
       324  Stericycle, Inc. (b)                      15,254
       389  Sykes Enterprises, Inc. (b)                7,648
       318  Tetra Tech, Inc. (b)                       7,810
       142  Waste Connections, Inc. (b)                3,661
                                                 -----------
                                                     122,408
                                                 -----------
            COMMUNICATIONS EQUIPMENT --
               3.6%
     5,895  3Com Corp. (b)                            23,875
       449  ADTRAN, Inc.                               9,496
     1,098  Arris Group, Inc. (b)                     11,716
       539  Blue Coat Systems, Inc. (b)                7,147
       596  Cisco Systems, Inc. (b)                   11,515
       321  CommScope, Inc. (b)                        8,057
       696  F5 Networks, Inc. (b)                     18,980
       173  Harris Corp.                               5,290
       394  NETGEAR, Inc. (b)                          6,308
     1,690  Palm, Inc. (b)                            17,728
       710  Polycom, Inc. (b)                         13,234
       514  QUALCOMM, Inc.                            21,753
     1,356  Symmetricom, Inc. (b)                      6,753
       490  Tekelec (b)                                7,595
     3,375  Tellabs, Inc. (b)                         17,685
     1,117  Tollgrade Communications, Inc. (b)         6,646
       228  ViaSat, Inc. (b)                           5,242
                                                 -----------
                                                     199,020
                                                 -----------
            COMPUTERS & PERIPHERALS -- 2.9%
       245  Apple, Inc. (b)                           30,828
     2,260  EMC Corp. (b)                             28,318
       206  International Business Machines
               Corp.                                  21,261
     1,348  NetApp, Inc. (b)                          24,668
       395  SanDisk Corp. (b)                          6,210
       303  Synaptics, Inc. (b)                        9,842
       953  Teradata Corp. (b)                        15,934
       942  Western Digital Corp. (b)                 22,156
                                                 -----------
                                                     159,217
                                                 -----------
            CONSTRUCTION & ENGINEERING --
               1.2%
       698  Aecom Technology Corp. (b)                17,960
       292  Granite Construction, Inc.                11,519
       414  Insituform Technologies, Inc.,
               Class A (b)                             6,347
       259  Jacobs Engineering Group, Inc. (b)         9,852
       849  Quanta Services, Inc. (b)                 19,298
                                                 -----------
                                                      64,976
                                                 -----------


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            CONSTRUCTION MATERIALS -- 0.1%
       134  Eagle Materials, Inc.                $     3,725
                                                 -----------
            Consumer Finance -- 0.2%
       434  First Cash Financial Services,
               Inc. (b)                                7,135
        92  World Acceptance Corp. (b)                 2,730
                                                 -----------
                                                       9,865
                                                 -----------
            CONTAINERS & PACKAGING -- 0.4%
       594  Ball Corp.                                22,406
                                                 -----------
            DISTRIBUTORS -- 0.4%
     1,276  LKQ Corp. (b)                             21,666
                                                 -----------
            DIVERSIFIED CONSUMER SERVICES --
               2.0%
       192  American Public Education, Inc. (b)        6,912
       329  Apollo Group, Inc., Class A (b)           20,711
       122  Capella Education Co. (b)                  6,268
       608  Career Education Corp. (b)                13,400
       247  Coinstar, Inc. (b)                         8,791
       937  Corinthian Colleges, Inc. (b)             14,430
       227  DeVry, Inc.                                9,661
       150  ITT Educational Services, Inc. (b)        15,115
        54  Pre-Paid Legal Services, Inc. (b)          1,989
        61  Strayer Education, Inc.                   11,554
       132  Universal Technical Institute,
               Inc. (b)                                1,880
                                                 -----------
                                                     110,711
                                                 -----------
            DIVERSIFIED FINANCIAL SERVICES --
               0.4%
        41  CME Group, Inc.                            9,075
       134  IntercontinentalExchange, Inc. (b)        11,739
        59  Portfolio Recovery Associates,
               Inc. (b)                                2,063
                                                 -----------
                                                      22,877
                                                 -----------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.3%
       710  General Communication, Inc., Class
               A (b)                                   5,439
       329  Neutral Tandem, Inc. (b)                   9,409
                                                 -----------
                                                      14,848
                                                 -----------
            ELECTRICAL EQUIPMENT -- 0.9%
       350  AMETEK, Inc.                              11,274
       245  AZZ, Inc. (b)                              7,578
       211  Regal-Beloit Corp.                         8,573
       172  Roper Industries, Inc.                     7,841
       437  Thomas & Betts Corp. (b)                  13,599
                                                 -----------
                                                      48,865
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS --
               0.7%
       702  Amphenol Corp., Class A              $    23,756
       289  Benchmark Electronics, Inc. (b)            3,505
        77  Itron, Inc. (b)                            3,542
       349  LoJack Corp. (b)                           1,194
       234  Plexus Corp. (b)                           5,183
       558  TTM Technologies, Inc. (b)                 4,140
                                                 -----------
                                                      41,320
                                                 -----------
            ENERGY EQUIPMENT & SERVICES --
               1.4%
       456  Cameron International Corp. (b)           11,665
       114  CARBO Ceramics, Inc.                       3,501
       155  Dril-Quip, Inc. (b)                        5,329
       348  FMC Technologies, Inc. (b)                11,912
       160  Helmerich & Payne, Inc.                    4,931
       104  Hornbeck Offshore Services, Inc. (b)       2,416
       125  Lufkin Industries, Inc.                    4,363
       171  NATCO Group, Inc., Class A (b)             4,114
       296  Oceaneering International, Inc. (b)       13,489
       118  Oil States International, Inc. (b)         2,230
        81  SEACOR Holdings, Inc. (b)                  5,323
       233  Smith International, Inc.                  6,023
                                                 -----------
                                                      75,296
                                                 -----------
            FOOD & STAPLES RETAILING -- 3.2%
       569  BJ's Wholesale Club, Inc. (b)             18,970
       304  Casey's General Stores, Inc.               8,089
       334  Costco Wholesale Corp.                    16,232
       728  CVS Caremark Corp.                        23,136
       943  Kroger (The) Co.                          20,388
       210  Spartan Stores, Inc.                       3,417
       877  Sysco Corp.                               20,460
       427  United Natural Foods, Inc. (b)             9,727
       992  Walgreen Co.                              31,179
       494  Wal-Mart Stores, Inc.                     24,898
                                                 -----------
                                                     176,496
                                                 -----------
            FOOD PRODUCTS -- 3.6%
       366  Campbell Soup Co.                          9,414
     1,425  Dean Foods Co. (b)                        29,498
       290  Diamond Foods, Inc.                        7,595
       621  Flowers Foods, Inc.                       14,345
       200  General Mills, Inc.                       10,138
       169  Green Mountain Coffee Roasters,
               Inc. (b)                               12,220
       151  H.J. Heinz Co.                             5,197
       445  Hershey (The) Co.                         16,082
       812  Hormel Foods Corp.                        25,408
       187  J & J Snack Foods Corp.                    7,248
       137  Kellogg Co.                                5,769
       523  McCormick & Co., Inc.                     15,402


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS (CONTINUED)
       338  Ralcorp Holdings, Inc. (b)           $    19,320
       216  Sanderson Farms, Inc.                      8,618
       168  Tootsie Roll Industries, Inc.              4,091
       281  TreeHouse Foods, Inc. (b)                  7,472
                                                 -----------
                                                     197,817
                                                 -----------
            GAS UTILITIES -- 1.1%
       319  EQT Corp.                                 10,728
       208  Laclede Group (The), Inc.                  7,214
       183  Piedmont Natural Gas Co., Inc.             4,469
       170  Questar Corp.                              5,052
       771  UGI Corp.                                 17,687
       444  WGL Holdings, Inc.                        13,826
                                                 -----------
                                                      58,976
                                                 -----------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 4.6%
       275  Abaxis, Inc. (b)                           4,158
       426  American Medical Systems Holdings,
               Inc. (b)                                5,270
       302  Baxter International, Inc.                14,647
       286  Beckman Coulter, Inc.                     15,032
       230  Becton, Dickinson and Co.                 13,910
       194  C. R. Bard, Inc.                          13,896
       245  Cooper (The) Cos., Inc.                    7,044
       244  Cyberonics, Inc. (b)                       3,231
       372  DENTSPLY International, Inc.              10,647
       300  Edwards Lifesciences Corp. (b)            19,014
       320  Gen-Probe, Inc. (b)                       15,411
       335  Greatbatch, Inc. (b)                       7,048
       118  Haemonetics Corp. (b)                      6,092
       557  Hologic, Inc. (b)                          8,277
       501  Hospira, Inc. (b)                         16,468
       202  ICU Medical, Inc. (b)                      7,595
       105  IDEXX Laboratories, Inc. (b)               4,127
       435  Immucor, Inc. (b)                          7,086
        64  Integra LifeSciences Holdings (b)          1,653
       152  Kensey Nash Corp. (b)                      3,183
       345  Kinetic Concepts, Inc. (b)                 8,542
       377  Masimo Corp. (b)                          10,895
       170  Medtronic, Inc.                            5,440
       217  Neogen Corp. (b)                           4,919
       206  ResMed, Inc. (b)                           7,921
       551  St. Jude Medical, Inc. (b)                18,470
       251  Symmetry Medical, Inc. (b)                 1,822
       425  Thoratec Corp. (b)                        12,351
        99  West Pharmaceutical Services, Inc.         3,232
                                                 -----------
                                                     257,381
                                                 -----------
            HEALTH CARE PROVIDERS & SERVICES
               -- 5.4%
       281  Air Methods Corp. (b)                      7,460
       118  Amedisys, Inc. (b)                         3,958
       100  AmSurg Corp. (b)                           2,054


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
       227  Bio-Reference Laboratories, Inc.
               (b)                               $     5,827
       408  Catalyst Health Solutions, Inc. (b)        9,200
       166  Chemed Corp.                               7,027
       352  DaVita, Inc. (b)                          16,322
       108  Express Scripts, Inc. (b)                  6,909
     4,236  Health Management Associates,
               Inc., Class A (b)                      19,782
       364  Henry Schein, Inc. (b)                    14,939
       246  HMS Holdings Corp. (b)                     7,375
       264  Laboratory Corp. of America
               Holdings (b)                           16,936
        31  Landauer, Inc.                             1,642
       213  LHC Group, Inc. (b)                        4,861
       167  Lincare Holdings, Inc. (b)                 4,030
       222  Magellan Health Services, Inc. (b)         6,562
       623  Medco Health Solutions, Inc. (b)          27,132
        54  MEDNAX, Inc. (b)                           1,939
       426  Molina Healthcare, Inc. (b)                9,223
       227  MWI Veterinary Supply, Inc. (b)            7,055
       835  Odyssey HealthCare, Inc. (b)               8,651
       595  Omnicare, Inc.                            15,297
       265  Patterson Cos., Inc. (b)                   5,422
       487  PharMerica Corp. (b)                       8,888
       331  PSS World Medical, Inc. (b)                4,806
       421  Quest Diagnostics, Inc.                   21,610
       445  Res-Care, Inc. (b)                         7,129
       478  UnitedHealth Group, Inc.                  11,242
       485  VCA Antech, Inc. (b)                      12,135
       527  WellPoint, Inc. (b)                       22,534
                                                 -----------
                                                     297,947
                                                 -----------
            HEALTH CARE TECHNOLOGY -- 0.7%
       331  Cerner Corp. (b)                          17,808
       195  Computer Programs & Systems, Inc.          6,823
       253  Phase Forward, Inc. (b)                    3,608
       179  Quality Systems, Inc.                      9,598
                                                 -----------
                                                      37,837
                                                 -----------
            HOTELS, RESTAURANTS & LEISURE --
               4.1%
       221  Buffalo Wild Wings, Inc. (b)               8,628
       619  California Pizza Kitchen, Inc. (b)         9,724
       250  CEC Entertainment, Inc. (b)                7,615
       955  Cheesecake Factory (The), Inc. (b)        16,588
       220  Chipotle Mexican Grill, Inc.,
               Class A (b)                            17,840
       565  CKE Restaurants, Inc.                      5,407
       283  Cracker Barrel Old Country Store,
               Inc.                                    9,229
       278  Jack in the Box, Inc. (b)                  6,836


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
       183  McDonald's Corp.                     $     9,752
       354  P.F. Chang's China Bistro, Inc. (b)       10,684
       326  Panera Bread Co., Class A (b)             18,259
       354  Papa John's International, Inc. (b)        9,395
       300  Peet's Coffee & Tea, Inc. (b)              8,184
       920  Pinnacle Entertainment, Inc. (b)          11,482
     2,676  Ruth's Hospitality Group, Inc. (b)         9,687
     1,391  Starbucks Corp. (b)                       20,114
       849  Texas Roadhouse, Inc., Class A (b)         9,662
     3,621  Wendy's/Arby's Group, Inc., Class A       18,105
        76  WMS Industries, Inc. (b)                   2,440
       562  Yum! Brands, Inc.                         18,743
                                                 -----------
                                                     228,374
                                                 -----------
            HOUSEHOLD DURABLES -- 0.9%
     1,031  D.R. Horton, Inc.                         13,455
       379  KB HOME                                    6,848
       234  M.D.C. Holdings, Inc.                      7,998
       138  Meritage Homes Corp. (b)                   2,872
         9  NVR, Inc. (b)                              4,548
       915  Pulte Homes, Inc.                         10,532
       262  Universal Electronics, Inc. (b)            4,910
                                                 -----------
                                                      51,163
                                                 -----------
            HOUSEHOLD PRODUCTS -- 0.7%
       209  Church & Dwight Co., Inc.                 11,372
       170  Colgate-Palmolive Co.                     10,030
       147  Energizer Holdings, Inc. (b)               8,423
       108  Kimberly-Clark Corp.                       5,307
        66  WD-40 Co.                                  1,786
                                                 -----------
                                                      36,918
                                                 -----------
            INSURANCE -- 1.3%
        39  American Physicians Capital, Inc.          1,625
       211  Amerisafe, Inc. (b)                        3,241
       379  Aon Corp.                                 15,994
       385  Brown & Brown, Inc.                        7,492
       405  eHealth, Inc. (b)                          7,772
       289  HCC Insurance Holdings, Inc.               6,913
        47  Infinity Property & Casualty Corp.         1,656
        69  Navigators Group (The), Inc. (b)           3,131
       744  Progressive (The) Corp. (b)               11,368
        32  RLI Corp.                                  1,537
       263  Tower Group, Inc.                          7,151
       162  W.R. Berkley Corp.                         3,874
                                                 -----------
                                                      71,754
                                                 -----------
            INTERNET & CATALOG RETAIL -- 1.6%
       351  Amazon.com, Inc. (b)                      28,263
        52  Blue Nile, Inc. (b)                        2,213
       551  Expedia, Inc. (b)                          7,499
       424  NetFlix, Inc. (b)                         19,211


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INTERNET & CATALOG RETAIL
               (CONTINUED)
       332  NutriSystem, Inc.                    $     4,562
       393  PetMed Express, Inc. (b)                   6,390
       185  Priceline.com, Inc. (b)                   17,962
       334  Stamps.com, Inc. (b)                       3,126
                                                 -----------
                                                      89,226
                                                 -----------
            INTERNET SOFTWARE & SERVICES --
               2.0%
     1,031  Akamai Technologies, Inc. (b)             22,703
       268  comScore, Inc. (b)                         3,420
       247  DealerTrack Holdings, Inc. (b)             3,749
       489  Digital River, Inc. (b)                   18,787
        57  Google, Inc., Class A (b)                 22,570
       217  j2 Global Communications, Inc. (b)         5,206
       579  Knot (The), Inc. (b)                       5,251
     1,199  Perficient, Inc. (b)                       8,357
       355  United Online, Inc.                        1,881
       856  ValueClick, Inc. (b)                       9,074
       265  VeriSign, Inc. (b)                         5,454
       132  Websense, Inc. (b)                         2,354
                                                 -----------
                                                     108,806
                                                 -----------
            IT SERVICES -- 4.4%
       538  Affiliated Computer Services,
               Inc., Class A (b)                      26,028
       284  Automatic Data Processing, Inc.            9,997
       783  Broadridge Financial Solutions, Inc.      15,151
       177  CACI International, Inc., Class A (b)      7,000
     1,239  Cognizant Technology Solutions
               Corp., Class A (b)                     30,715
       454  CSG Systems International, Inc. (b)        6,583
       547  Cybersource Corp. (b)                      7,992
       549  Fiserv, Inc. (b)                          20,489
        77  Forrester Research, Inc. (b)               1,956
       327  Global Payments, Inc.                     10,484
       367 Hewitt Associates, Inc., Class A (b) 11,509 261 ManTech International Corp., Class
               A (b)                                   9,446
       119  MasterCard, Inc., Class A                 21,830
       730  Metavante Technologies, Inc. (b)          17,221
       435  NeuStar, Inc., Class A (b)                 8,269
       195  Paychex, Inc.                              5,267
       976  SAIC, Inc. (b)                            17,666
       724  Total System Services, Inc.                9,028
       260  Wright Express Corp. (b)                   5,949
                                                 -----------
                                                     242,580
                                                 -----------
            LEISURE EQUIPMENT & PRODUCTS --
               0.2%
       118  Pool Corp.                                 2,107


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            LEISURE EQUIPMENT & PRODUCTS
               (CONTINUED)
       657  Sturm Ruger & Co., Inc.              $     8,088
                                                 -----------
                                                      10,195
                                                 -----------
            LIFE SCIENCES TOOLS & SERVICES --
               1.1%
       111  Bio-Rad Laboratories, Inc., Class
               A (b)                                   7,735
        69  Dionex Corp. (b)                           4,347
       616  Life Technologies Corp. (b)               22,977
       269  Millipore Corp. (b)                       15,898
        67  TECHNE Corp.                               3,834
       135  Waters Corp. (b)                           5,963
                                                 -----------
                                                      60,754
                                                 -----------
            MACHINERY -- 1.2%
       181  Astec Industries, Inc. (b)                 5,578
       144  CIRCOR International, Inc.                 3,705
       129  CLARCOR, Inc.                              4,009
       285  Danaher Corp.                             16,655
       136  Donaldson Co., Inc.                        4,487
       167  ESCO Technologies, Inc. (b)                6,944
       149  Gardner Denver, Inc. (b)                   3,966
       171  Joy Global, Inc.                           4,361
       219  Mueller Industries, Inc.                   4,812
       194  PACCAR, Inc.                               6,875
        64  Valmont Industries, Inc.                   4,082
                                                 -----------
                                                      65,474
                                                 -----------
            MEDIA -- 1.0%
     1,130  DIRECTV Group (The), Inc. (b)             27,945
       122  John Wiley & Sons, Inc., Class A           4,136
       412  Marvel Entertainment, Inc. (b)            12,294
       219  McGraw-Hill (The) Cos., Inc.               6,603
       288  Viacom, Inc., Class B (b)                  5,541
                                                 -----------
                                                      56,519
                                                 -----------
            METALS & MINING -- 1.6%
       177  A.M. Castle & Co.                          1,715
       342  Brush Engineered Materials, Inc. (b)       5,787
       262  Freeport-McMoRan Copper & Gold, Inc.      11,174
       575  Newmont Mining Corp.                      23,138
       524  Nucor Corp.                               21,322
       553  Reliance Steel & Aluminum Co.             19,482
       414  Steel Dynamics, Inc.                       5,154
                                                 -----------
                                                      87,772
                                                 -----------
            MULTILINE RETAIL -- 2.6%
     1,577  99 Cents Only Stores (b)                  16,937
     1,240  Big Lots, Inc. (b)                        34,273
       409  Dollar Tree, Inc. (b)                     17,317
       772  Family Dollar Stores, Inc.                25,623


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MULTILINE RETAIL (CONTINUED)
       609  Kohl's Corp. (b)                     $    27,618
       109  Sears Holdings Corp. (b)                   6,809
       449  Target Corp.                              18,526
                                                 -----------
                                                     147,103
                                                 -----------
            OFFICE ELECTRONICS -- 0.1%
       383  Zebra Technologies Corp., Class A
               (b)                                     8,139
                                                 -----------
            OIL, GAS & CONSUMABLE FUELS --
               4.6%
       514  Anadarko Petroleum Corp.                  22,133
       586  Chesapeake Energy Corp.                   11,550
       383  Chevron Corp.                             25,316
       122  Comstock Resources, Inc. (b)               4,204
       128  ConocoPhillips                             5,248
       735  Denbury Resources, Inc. (b)               11,966
       313  Encore Acquisition Co. (b)                 9,136
       294  Exxon Mobil Corp.                         19,601
     1,139  Frontier Oil Corp.                        14,477
       369  Hess Corp.                                20,218
       382  Holly Corp.                                8,007
       447  Murphy Oil Corp.                          21,326
       321  Newfield Exploration Co. (b)              10,009
       486  Range Resources Corp.                     19,425
       868  Southwestern Energy Co. (b)               31,127
       378  Sunoco, Inc.                              10,021
       256  World Fuel Services Corp.                  9,761
                                                 -----------
                                                     253,525
                                                 -----------
            PERSONAL PRODUCTS -- 0.3%
       483  Alberto-Culver Co.                        10,766
        28  Chattem, Inc. (b)                          1,538
     1,425  Mannatech, Inc.                            6,227
                                                 -----------
                                                      18,531
                                                 -----------
            PHARMACEUTICALS -- 2.8%
       324  Abbott Laboratories                       13,559
       419  Allergan, Inc.                            19,551
       412  Endo Pharmaceuticals Holdings,
               Inc. (b)                                6,815
        95  Johnson & Johnson                          4,974
       589  Medicis Pharmaceutical Corp.,
               Class A                                 9,465
     1,921  Mylan, Inc. (b)                           25,453
       500  Noven Pharmaceuticals, Inc. (b)            5,160
       147  Perrigo Co.                                3,810
       499  Salix Pharmaceuticals Ltd. (b)             5,489
       746  Sepracor, Inc. (b)                        10,601
       205  Valeant Pharmaceuticals
               International (b)                       3,436
       828  Watson Pharmaceuticals, Inc. (b)          25,618
       465  Wyeth                                     19,716
                                                 -----------
                                                     153,647
                                                 -----------


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PROFESSIONAL SERVICES -- 1.1%
       201  Dun & Bradstreet (The) Corp.         $    16,361
       205  Equifax, Inc.                              5,978
       221  FTI Consulting, Inc. (b)                  12,128
       279  Navigant Consulting, Inc. (b)              4,104
       280  Robert Half International, Inc.            6,726
       192  TrueBlue, Inc. (b)                         1,864
       295  Watson Wyatt Worldwide, Inc.,
               Class A                                15,650
                                                 -----------
                                                      62,811
                                                 -----------
            ROAD & RAIL -- 0.6%
       320  Heartland Express, Inc.                    4,784
       302  J.B. Hunt Transport Services, Inc.         8,492
       313  Knight Transportation, Inc.                5,534
       218  Landstar System, Inc.                      7,763
       202  Old Dominion Freight Line, Inc. (b)        5,686
                                                 -----------
                                                      32,259
                                                 -----------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.3%
       320  Actel Corp. (b)                            3,958
     3,279  Advanced Micro Devices, Inc. (b)          11,837
       881  Altera Corp.                              14,369
     4,014  Atmel Corp. (b)                           15,414
       102  ATMI, Inc. (b)                             1,611
     1,289  Broadcom Corp., Class A (b)               29,892
       774  Cree, Inc. (b)                            21,200
       145  Cymer, Inc. (b)                            4,119
       305  Diodes, Inc. (b)                           4,538
     1,038  Exar Corp. (b)                             6,384
       102  FEI Co. (b)                                1,752
       152  Hittite Microwave Corp. (b)                5,648
     2,792  Kopin Corp. (b)                            7,678
       604  Kulicke & Soffa Industries, Inc. (b)       2,416
     1,645  LSI Corp. (b)                              6,317
       460  Micrel, Inc.                               3,450
       108  MKS Instruments, Inc. (b)                  1,690
       601  Novellus Systems, Inc. (b)                10,854
       507  NVIDIA Corp. (b)                           5,820
       649  Pericom Semiconductor Corp. (b)            5,783
     1,364  Semtech Corp. (b)                         19,669
       552  Silicon Laboratories, Inc. (b)            18,360
     1,004  Skyworks Solutions, Inc. (b)               8,875
       140  Supertex, Inc. (b)                         3,601
       648  Ultratech, Inc. (b)                        8,761
        73  Varian Semiconductor Equipment
               Associates, Inc. (b)                    1,868
       522  Xilinx, Inc.                              10,670
                                                 -----------
                                                     236,534
                                                 -----------
            SOFTWARE -- 6.7%
       971  ACI Worldwide, Inc. (b)                   16,769
       234  Adobe Systems, Inc. (b)                    6,400


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
       437  Advent Software, Inc. (b)            $    14,526
       290  ANSYS, Inc. (b)                            8,010
       136  Blackbaud, Inc.                            2,070
       781  BMC Software, Inc. (b)                    27,077
       568  CA, Inc.                                   9,798
       681  Catapult Communications Corp. (b)          5,033
       683  Citrix Systems, Inc. (b)                  19,486
       432  Commvault Systems, Inc. (b)                5,378
       759  Compuware Corp. (b)                        5,677
       261  Ebix, Inc. (b)                             7,256
       275  Electronic Arts, Inc. (b)                  5,596
       415  Epicor Software Corp. (b)                  2,291
       449  EPIQ Systems, Inc. (b)                     6,946
       292  FactSet Research Systems, Inc.            15,648
       488  Informatica Corp. (b)                      7,759
       741  Intuit, Inc. (b)                          17,139
     1,024  Macrovision Solutions Corp. (b)           20,705
       187  Manhattan Associates, Inc. (b)             3,108
       597  McAfee, Inc. (b)                          22,411
       173  Micros Systems, Inc. (b)                   3,630
       272  Microsoft Corp.                            5,511
     2,348  Novell, Inc. (b)                           8,829
     1,107  Oracle Corp.                              21,409
       306  Salesforce.com, Inc. (b)                  13,100
     1,238  Smith Micro Software, Inc. (b)            10,647
       167  SPSS, Inc. (b)                             5,160
       601  Sybase, Inc. (b)                          20,410
     1,339  Symantec Corp. (b)                        23,098
       703  Synopsys, Inc. (b)                        15,311
       401  Taleo Corp., Class A (b)                   4,816
       553  Tyler Technologies, Inc. (b)               9,125
       569  Wind River Systems, Inc. (b)               4,171
                                                 -----------
                                                     374,300
                                                 -----------
            SPECIALTY RETAIL -- 8.0%
       304  Aaron's, Inc.                             10,202
       443  Advance Auto Parts, Inc.                  19,381
       686  Aeropostale, Inc. (b)                     23,303
       158  AutoZone, Inc. (b)                        26,290
       624  Bed Bath & Beyond, Inc. (b)               18,982
       679  Best Buy Co., Inc.                        26,060
       254  Buckle (The), Inc.                         9,492
     2,714  Chico's FAS, Inc. (b)                     20,735
       296  Children's Place Retail Stores
               (The), Inc. (b)                         8,418
       511  Dick's Sporting Goods, Inc. (b)            9,709
       527  Dress Barn (The), Inc. (b)                 7,979
       919  GameStop Corp., Class A (b)               27,717
       518  Guess?, Inc.                              13,489
        74  Gymboree (The) Corp. (b)                   2,546
       421  Hibbett Sports, Inc. (b)                   8,778
       849  Home Depot (The), Inc.                    22,346
       723  Hot Topic, Inc. (b)                        8,849


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL (CONTINUED)
       276  J. Crew Group, Inc. (b)              $     4,750
       291  Jos. A. Bank Clothiers, Inc. (b)          11,768
       736  O'Reilly Automotive, Inc. (b)             28,594
       869  PetSmart, Inc.                            19,883
       508  Ross Stores, Inc.                         19,273
       297  Sherwin-Williams (The) Co.                16,822
     1,422  Staples, Inc.                             29,322
     1,005  TJX (The) Cos., Inc.                      28,110
       225  Tractor Supply Co. (b)                     9,085
       223  Urban Outfitters, Inc. (b)                 4,346
       489  Zumiez, Inc. (b)                           5,897
                                                 -----------
                                                     442,126
                                                 -----------
            TEXTILES, APPAREL & LUXURY GOODS --
               1.0%
       344  Carter's, Inc. (b)                         7,355
     1,329  CROCS, Inc. (b)                            2,990
       101  Fossil, Inc. (b)                           2,036
       173  Maidenform Brands, Inc. (b)                2,206
       213  NIKE, Inc., Class B                       11,176
       610  Timberland (The) Co., Class A (b)          9,906
       274  True Religion Apparel, Inc. (b)            4,318
       334  Volcom, Inc. (b)                           4,506
       455  Warnaco Group (The), Inc. (b)             13,122
                                                 -----------
                                                      57,615
                                                 -----------
            THRIFTS & MORTGAGE FINANCE -- 0.1%
       621  NewAlliance Bancshares, Inc.               8,017
                                                 -----------
            TRADING COMPANIES & DISTRIBUTORS --
               0.5%
       156  Fastenal Co.                               5,984
       117  MSC Industrial Direct Co., Inc.,
               Class A                                 4,779
       220  W.W. Grainger, Inc.                       18,454
                                                 -----------
                                                      29,217
                                                 -----------
            WATER UTILITIES -- 0.1%
       364  Aqua America, Inc.                         6,679
                                                 -----------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.5%
       508  American Tower Corp., Class A (b)         16,134
     1,156  Syniverse Holdings, Inc. (b)              14,566
                                                 -----------
                                                      30,700
                                                 -----------


            TOTAL COMMON STOCKS -- 100.1%
             (Cost $5,246,404)                     5,552,323

            MONEY MARKET FUND -- 0.5%
    27,406  Morgan Stanley Institutional
             Treasury Money Market Fund-
               0.05% (c)
              (Cost $27,406)                          27,406
                                                 -----------


        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2009 (UNAUDITED)


    SHARES  DESCRIPTION                                VALUE
--------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.6%
              (Cost $5,273,810) (d)              $ 5,579,729
            NET OTHER ASSETS AND
              LIABILITIES -- (0.6)%                  (31,316)
                                                 -----------
            NET ASSETS -- 100.0%                 $ 5,548,413
                                                 ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $521,832 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $215,913.

------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
------------------------------------------------------------

Level 1 - Quoted Prices - Investments            $ 5,579,729
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                                ------------
Total                                            $ 5,579,729
                                                ============





        See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

                   1. Valuation and Investment Practices

A. Portfolio Valuation:

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company that currently consists of sixteen exchange-traded funds (each a "Fund" or collectively, the "Funds") as follows:

         First Trust Consumer Discretionary AlphaDEX(R) Fund
         First Trust Consumer Staples AlphaDEX(R) Fund
         First Trust Energy AlphaDEX(R) Fund
         First Trust Financials AlphaDEX(R) Fund
         First Trust Health Care AlphaDEX(R) Fund
         First Trust Industrials/Producer Durables AlphaDEX(R) Fund First Trust Materials AlphaDEX(R) Fund
         First Trust Technology AlphaDEX(R) Fund
         First Trust Utilities AlphaDEX(R) Fund
         First Trust Large Cap Core AlphaDEX(R) Fund
         First Trust Mid Cap Core AlphaDEX(R) Fund
         First Trust Small Cap Core AlphaDEX(R) Fund
         First Trust Large Cap Value Opportunities AlphaDEX(R) Fund First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund First Trust Multi Cap Value AlphaDEX(R) Fund
         First Trust Multi Cap Growth AlphaDEX(R) Fund


Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its index.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

     o   Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Funds' own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's net assets as of April 30, 2009 is included within each Fund's Portfolio of Investments.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.


B. Securities Transactions:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

ADDITIONAL INFORMATION
APRIL 30, 2009 (UNAUDITED)


                           Licensing Information

Each of the StrataQuant(R) Consumer Discretionary Index, StrataQuant(R) Consumer Staples Index, StrataQuant(R) Energy Index, StrataQuant(R) Financials Index, StrataQuant(R) Health Care Index, StrataQuant(R) Industrials Index, StrataQuant(R) Materials Index, StrataQuant(R) Technology Index and StrataQuant(R) Utilities Index (the "StrataQuant(R) Series") is a registered trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the Funds.

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Opportunities Index, Defined Large Cap Growth Opportunities Index, Defined Multi Cap Value Index and Defined Multi Cap Growth Index (the "Defined Series") is the exclusive property of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P does not make any representation regarding the advisability of investing in the Funds.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Exchange-Traded AlphaDEX(R) Fund
               ------------------------------------------------

By:  /s/ James A. Bowen
     ---------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)

Date:   June 18, 2009
        ---------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James A. Bowen
     ---------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)


Date:   June 18, 2009
        ---------------------------------------------------------

By:  /s/ Mark R. Bradley
     ----------------------------------------------------------
     Mark R. Bradley,
     Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date:   June 18, 2009
        ---------------------------------------------------------